UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07455
                                                     ---------

                           Phoenix Opportunities Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

              Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,             John H. Beers, Esq.
     Counsel and Secretary for Registrant         Vice President and Counsel
        Phoenix Life Insurance Company          Phoenix Life Insurance Company
               One American Row                        One American Row
            Hartford, CT 06103-2899                Hartford, CT 06103-2899
     -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                     Date of fiscal year end: September 30
                                              ------------

                   Date of reporting period: December 31, 2007
                                             -----------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX OPPORTUNITIES TRUST
GLOSSARY
DECEMBER 31, 2007 (UNAUDITED)

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

CONSUMER PRICE INDEX (CPI)
Measures the change in consumer prices of goods and services, including housing, electricity, food and transportation as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

DEBT INDEX SECURITIES
Securities comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments.

FFCB
Federal Farm Credits Bank Funding Corporation

FGIC
Financial Guaranty Insurance Company

FHA
Federal Housing Authority

FHLB
Federal Home Loan Bank

FHLMC
Federal Home Loan Mortgage Corporation

FNMA or ("Fannie Mae")
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA ("Ginnie Mae")
Government National Mortgage Association

IBC
Insured Bond Certificate

MBIA
Municipal Bond Insurance Association

PIK (PAYMENT-IN-KIND SECURITY)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (REAL ESTATE INVESTMENT TRUST)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

REPURCHASE AGREEMENT
A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

TREASURY-INFLATION PROTECTED SECURITIES (TIPS)
U.S. Treasury bonds and notes whose value is adjusted according to the changes in inflation rate every six months, as measured by the consumer price index. As inflation occurs the value of TIPS increases.

VA
Department of Veterans Affairs

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (W.I. AND TBA)
Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

Phoenix Global Utilities Fund

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

DOMESTIC COMMON STOCKS--62.1%

ELECTRIC UTILITIES--35.4%
Duke Energy Corp.                                 118,080         $ 2,382
Edison International                               27,630           1,474
Entergy Corp.                                      21,310           2,547
Exelon Corp.                                       63,850           5,213
FirstEnergy Corp.                                  32,010           2,315
FPL Group, Inc.                                    42,910           2,908
Northeast Utilities                                23,320             730
Pepco Holdings, Inc.                               34,560           1,014
PPL Corp.                                          38,360           1,998
Progress Energy, Inc.                              22,070           1,069
Southern Co. (The)                                 73,410           2,845
                                                                  -------
                                                                   24,495
                                                                  -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.4%
Constellation Energy Group, Inc.                   16,430           1,685
                                                                  -------

INTEGRATED TELECOMMUNICATION SERVICES--7.6%
AT&T, Inc.                                         73,440           3,052
Verizon Communications, Inc.                       37,910           1,656
Windstream Corp.                                   44,240             576
                                                                  -------
                                                                    5,284
                                                                  -------

MULTI-UTILITIES--15.7%
Alliant Energy Corp.                               10,830             441
CenterPoint Energy, Inc.                           27,060             463
Dominion Resources, Inc.                           65,460           3,106
NSTAR                                              16,210             587
PG&E Corp.                                         36,880           1,589
Public Service Enterprise Group, Inc.              29,080           2,857
Sempra Energy                                      29,550           1,829
                                                                  -------
                                                                   10,872
                                                                  -------

OIL & GAS STORAGE & TRANSPORTATION--1.0%
Spectra Energy Corp.                               25,430             657
                                                                  -------

-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $38,278)                                          42,993
-------------------------------------------------------------------------

FOREIGN COMMON STOCKS(b)--34.6%

ELECTRIC UTILITIES--13.8%
E.ON AG (Germany)                                  12,220           2,598
Electricidade de Portugal SA (Portugal)           148,200             971


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

ELECTRIC UTILITIES--(CONTINUED)
Enel S.p.A. (Italy)                                88,720         $ 1,055
Fortum Oyj (Finland)                               25,055           1,126
Iberdrola S.A. (Spain)                            102,510           1,553
Red Electrica de Espana (Spain)                    14,770             933
Scottish and Southern Energy plc (United Kingdom)  39,450           1,286
                                                                  -------
                                                                    9,522
                                                                  -------

INTEGRATED TELECOMMUNICATION SERVICES--17.1%
BT Group plc Sponsored ADR (United Kingdom)        15,810             852
Chunghwa Telecom Co. Ltd. (Taiwan)                 57,171           1,207
France Telecom SA Sponsored ADR (France)           38,830           1,384
Koninklijke (Royal) KPN N.V. Sponsored
  ADR (Netherlands)                                80,970           1,470
Neuf Cegetel (France)                              23,010           1,164
Singapore Telecommunications Ltd. (Singapore)     318,400             876
Swisscom AG (Switzerland) (Switzerland)             2,680           1,046
Telecom Corporation of New Zealand Ltd.
  Sponsored ADR (New Zealand)                      55,030             914
Telefonica S.A. Sponsored ADR (Spain)              17,230           1,681
TeliaSonera AB (Sweden)                           128,230           1,198
                                                                  -------
                                                                   11,792
                                                                  -------

MULTI-UTILITIES--0.8%
National Grid plc (United Kingdom)                 34,510             572
                                                                  -------

WIRELESS TELECOMMUNICATION SERVICES--2.9%
Vodafone Group plc Sponsored ADR
  (United Kingdom)                                 54,450           2,032
                                                                  -------

-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $19,163)                                          23,918
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $57,441)                                          66,911
                                                                  -------



                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

SHORT-TERM INVESTMENTS--2.2%

FEDERAL AGENCY SECURITIES(c)--2.2%
FHLB
  3.200% due 1/2/08                               $ 1,535           1,535

Phoenix Global Utilities Fund

-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,535)                                            1,535
-------------------------------------------------------------------------

TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $58,976)                                          68,446(a)

Other assets and liabilities, net--1.1%                               748
                                                                  -------
NET ASSETS--100.0%                                                $69,194
                                                                  =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,634 and gross depreciation of $205 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $59,017.
(b) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(c) The rate shown is the discount rate.

International Real Estate Securities Fund

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

FOREIGN COMMON STOCKS(c)--97.1%

AUSTRALIA--23.6%
CFs Retail Property Trust (Retail REITs)          102,452         $   210
Commonwealth Property Office Fund (Office REITs)  108,923             147
DB Rreef Trust (Diversified REITs)                148,987             260
Goodman Group (Industrial REITs)                   95,640             407
GPT Group (Diversified REITs)                      88,972             313
Westfield Group (Retail REITs)                     77,946           1,425
                                                                  -------
                                                                    2,762
                                                                  -------

CANADA--7.4%
Allied Properties Real Estate Investment
  Trust (Office REITs)                              5,900             124
Boardwalk Real Estate Investment Trust
  (Residential REITs)                               4,960             224
Brookfield Properties Corp (Real Estate
  Management & Development)                         9,300             181
Cominar Real Estate Investment Trust
  (Diversified REITs)                               5,750             119
RioCan Real Estate Investment Trust
  (Retail REITs)                                   10,200             225
                                                                  -------
                                                                      873
                                                                  -------

FRANCE--11.0%
Fonciere Des Regions (Real Estate
  Management & Development)                           897             114
Gecina SA (Diversified REITs)                         735             116
Klepierre (Retail REITs)                            3,996             204
Societe Immobiliere de Location
  Pour L'industrie
  Et Le Commerce (Real Estate
  Management & Development)                           792             116
Unibail-Rodamco (Retail REITs)                      3,405             746
                                                                  -------
                                                                    1,296
                                                                  -------

GERMANY--3.6%
Alstria Office Reit-AG
  (Specialized REITs)(b)                            5,232              79
Deutsche Euroshop AG (Real Estate
  Management & Development)                         2,418              82
DIC Asset AG (Real Estate
  Management & Development)                         3,801             121


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

GERMANY--(CONTINUED)
IVG Immobilien AG (Real Estate
  Management & Development)                         4,232         $   145
                                                                  -------
                                                                      427
                                                                  -------

HONG KONG--6.6%
Champion REIT (Specialized REITs)                 162,000              94
Hongkong Land Holdings Ltd. (Real Estate
  Management & Development)                        89,000             440
Link (The) (Retail REITs)                         111,000             239
                                                                  -------
                                                                      773
                                                                  -------

JAPAN--11.1%
Japan Prime Realty Investment Corp.
  (Office REITs)                                       41             164
Japan Real Estate Investment Corp.
  (Office REITs)                                       24             298
Japan Retail Fund Investment Corp.
  (Retail REITs)                                       14              99
Mori Hills REIT Investment Corp.
  (Specialized REITs)                                   9              62
Nippon Accomodations Fund, Inc.
  (Specialized REITS)                                  16              83
Nippon Building Fund, Inc.
  (Office REITs)                                       27             377
Nippon Residential Investment Corp.
  (Specialized REITs)                                  13              58
Nomura Real Estate Office Fund, Inc.
  (Office REITs)                                       17             160
                                                                  -------
                                                                    1,301
                                                                  -------

LUXEMBOURG--1.1%
GAGFAH S.A. (Real Estate Management &
  Development)                                      7,151             124

NETHERLANDS--3.1%
Corio N.V. (Retail REITs)                           2,481             201
Eurocommercial Properties N.V.
  (Specialized REITs)                               3,212             166
                                                                  -------
                                                                      367
                                                                  -------

SINGAPORE--6.2%
Ascendas Real Estate Investment Trust
  (Industrial REITs)                              107,000             181
CapitaCommercial Trust (Office REITs)             105,000             176
Capitamall Trust (Retail REITs)                   104,000             247
CDL Hospitality Trusts (Specialized REITS)         78,000             126
                                                                  -------
                                                                      730
                                                                  -------

International Real Estate Securities Fund

                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

SWEDEN--2.3%
Castellum AB (Real Estate
  Management & Development)                        12,466         $   129
Fabege AB (Real Estate
  Management & Development)                        13,509             137
                                                                  -------
                                                                      266
                                                                  -------

SWITZERLAND--1.2%
PSP Swiss Property AG (Real Estate
  Management & Development)(b)                      2,846             143

UNITED KINGDOM--19.9%
Big Yellow Group plc (Real Estate
  Management & Development)                         6,846              59
British Land Co. plc (Diversified REITs)           19,173             360
Brixton plc (Industrial REITs)                     17,904             104
Derwent London plc (Real Estate
  Management & Development)                         6,846             190
Great Portland Estates plc (Office REITs)          14,353             134
Hammerson plc (Retail REITs)                       13,309             271
Land Securities Group plc (Retail REITs)           17,453             523
Liberty International plc (Retail REITs)           16,065             343
Safestore Holdings Ltd. (Specialized REITs)        35,819             127
Segro plc (Industrial REITs)                       23,428             218
                                                                  -------
                                                                    2,329
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $12,676)                                          11,391
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $12,676)                                          11,391
                                                                  -------


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

SHORT-TERM INVESTMENTS--2.3%

FEDERAL AGENCY SECURITIES(d)--2.3%
FHLB
  3.200% due 1/2/08                                  $265             265

-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $265)                                                265
-------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $12,941)                                          11,656(a)

Other assets and liabilities, net--0.6%                                71
                                                                  -------
NET ASSETS--100.0%                                                $11,727
                                                                  =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $14 and gross depreciation of $1,299 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $12,941.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

Phoenix Market Neutral Fund

                             SCHEDULE OF INVESTMENTS
                                       AND
                              SECURITIES SOLD SHORT
                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

DOMESTIC COMMON STOCKS--82.8%

AEROSPACE & DEFENSE--1.3%
Cubic Corp.                                         9,300         $   365
Teledyne Technologies, Inc.(b)                     10,000             533
                                                                  -------
                                                                      898
                                                                  -------

AGRICULTURAL PRODUCTS--0.6%
Corn Products International, Inc.                  11,200             412
                                                                  -------

AIRLINES--0.9%
Continental Airlines, Inc. Class B(b)              14,000             312
UAL Corp(b)                                         8,200             292
                                                                  -------
                                                                      604
                                                                  -------

ALTERNATIVE CARRIERS--0.7%
Premiere Global Services, Inc.                     33,400             496
                                                                  -------

APPAREL RETAIL--2.4%
Aeropostale, Inc.(b)                               18,900             501
AnnTaylor Stores Corp.(b)                          16,400             419
Jos. A. Bank Clothiers, Inc.(b)                     7,700             219
Ross Stores, Inc.                                  19,700             504
                                                                  -------
                                                                    1,643
                                                                  -------

APPAREL, ACCESSORIES & LUXURY GOODS--1.4%
Columbia Sportswear Co.                             7,800             344
Movado Group, Inc.                                 13,400             339
Warnaco Group, Inc. (The)                           8,400             292
                                                                  -------
                                                                      975
                                                                  -------

APPLICATION SOFTWARE--1.8%
Actuate Corp.(b)                                   62,700             487
Cadence Design Systems, Inc.                       12,500             213
Synopsys, Inc.(b)                                  18,800             487
                                                                  -------
                                                                    1,187
                                                                  -------

AUTO PARTS & EQUIPMENT--0.6%
Aftermarket Technology Corp.(b)                    10,400             283
American Axle & Manufacturing Holdings, Inc.        8,300             155
                                                                  -------
                                                                      438
                                                                  -------

AUTOMOTIVE RETAIL--0.7%
AutoZone, Inc.(b)                                   4,100             492
                                                                  -------


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

BROADCASTING & CABLE TV--0.4%
Sinclair Broadcast Group, Inc. Class A             35,900         $   295
                                                                  -------

BUILDING PRODUCTS--1.1%
Aaon, Inc.                                          4,300              85
Apogee Enterprises, Inc.                           23,300             399
Lennox International, Inc.                          6,700             277
                                                                  -------
                                                                      761
                                                                  -------

COAL & CONSUMABLE FUELS--0.7%
USEC, Inc.                                         53,800             484
                                                                  -------

COMMERCIAL PRINTING--0.1%
Consolidated Graphics, Inc.(b)                      1,700              81
                                                                  -------

COMMODITY CHEMICALS--0.8%
Koppers Holdings, Inc.                             12,300             532
                                                                  -------

COMMUNICATIONS EQUIPMENT--1.9%
Dycom Industries, Inc.(b)                          18,200             485
Harris Corp.                                        8,200             514
QUALCOMM, Inc.                                      6,500             256
                                                                  -------
                                                                    1,255
                                                                  -------

COMPUTER & ELECTRONICS RETAIL--0.6%
Rex Stores Corp.(b)                                25,800             407
                                                                  -------

COMPUTER HARDWARE--0.7%
Hewlett-Packard Co.                                10,000             505
                                                                  -------

COMPUTER STORAGE & PERIPHERALS--0.7%
Western Digital Corp.                              16,400             495
                                                                  -------

CONSTRUCTION & ENGINEERING--1.0%
Foster Wheeler Ltd.(b)                              3,200             496
Perini Corp.(b)                                     5,100             211
                                                                  -------
                                                                      707
                                                                  -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.0%
Caterpillar, Inc.                                   7,300             530
Deere & Co.                                         5,600             521
Terex Corp.(b)                                      3,500             229
Wabtec Corp.                                        1,300              45
                                                                  -------
                                                                    1,325
                                                                  -------

Phoenix Market Neutral Fund

                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Computer Sciences Corp.(b)                          3,500         $   173
                                                                  -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
ICF International, Inc.                            15,200             384
                                                                  -------

DIVERSIFIED METALS & MINING--1.3%
AMCOL International Corp.                          13,200             476
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia)(c)                                    3,700             379
                                                                  -------
                                                                      855
                                                                  -------

DIVERSIFIED REITS--0.3%
Investors Real Estate Trust                        21,000             188
                                                                  -------

ELECTRIC UTILITIES--0.4%
FirstEnergy Corp.                                   4,100             297
                                                                  -------

ENVIRONMENTAL & FACILITIES SERVICES--0.7%
Republic Services, Inc.                            15,000             470
                                                                  -------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.8%
CF Industries Holdings, Inc.                        5,200             572
                                                                  -------

GAS UTILITIES--1.3%
Energen Corp.                                       6,200             398
WGL Holdings, Inc.                                 15,500             508
                                                                  -------
                                                                      906
                                                                  -------

GENERAL MERCHANDISE STORES--0.6%
Dollar Tree Stores, Inc.(b)                        14,900             386
                                                                  -------

HEALTH CARE EQUIPMENT--1.7%
CONMED Corp.(b)                                    13,600             314
Greatbatch, Inc.(b)                                18,500             370
Kinetic Concepts, Inc.                              8,400             450
                                                                  -------
                                                                    1,134
                                                                  -------

HEALTH CARE SERVICES--1.4%
Apria Healthcare Group, Inc.(b)                     5,700             123
Chemed Corp.                                        9,400             525
RehabCare Group, Inc.                                 400               9
Res-Care, Inc.(b)                                  10,700             269
                                                                  -------
                                                                      926
                                                                  -------

HEALTH CARE TECHNOLOGY--1.5%
Eclipsys Corp.(b)                                  20,800             527
HLTH Corp.(b)                                      38,300             513
                                                                  -------
                                                                    1,040
                                                                  -------


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------


HOME FURNISHINGS--0.2%
Mohawk Industries, Inc.(b)                          1,500         $   112
                                                                  -------

HOME IMPROVEMENT RETAIL--0.7%
Sherwin-Williams Co. (The)                          7,600             441
                                                                  -------

HOMEBUILDING--0.4%
Avatar Holdings, Inc.(b)                            5,800             243
                                                                  -------

HOUSEHOLD APPLIANCES--1.1%
Snap-On, Inc.                                      10,400             502
Stanley Works (The)                                 4,500             218
                                                                  -------
                                                                      720
                                                                  -------

HOUSEWARES & SPECIALTIES--1.1%
CSS Industries, Inc.                                1,800              66
Jarden Corp.(b)                                     7,400             175
Tupperware Brands Corp.                            15,600             515
                                                                  -------
                                                                      756
                                                                  -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
Mirant Corp.(b)                                    12,700             495
                                                                  -------

INDUSTRIAL CONGLOMERATES--0.2%
Textron, Inc.                                       1,700             121
                                                                  -------

INDUSTRIAL MACHINERY--3.3%
Actuant Corp. Class A                              15,000             510
EnPro Industries, Inc.(b)                          11,900             365
Harsco Corp.                                        8,600             551
Illinois Tool Works, Inc.                           6,900             369
Parker Hannifin Corp.                               6,000             452
                                                                  -------
                                                                    2,247
                                                                  -------

INSURANCE BROKERS--0.7%
AON Corp.                                          10,200             486
                                                                  -------

INTEGRATED OIL & GAS--0.8%
Hess Corp.                                          5,400             545
                                                                  -------

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
Atlantic Tele-Network, Inc.                        11,800             399
                                                                  -------

INTERNET RETAIL--0.4%
priceline.com, Inc.(b)                              2,400             276
                                                                  -------

INTERNET SOFTWARE & SERVICES--4.2%
CMGI, Inc.(b)                                      31,100             407
eBay, Inc.(b)                                      14,000             465
Perficient, Inc.(b)                                18,200             286
SonicWALL, Inc.(b)                                 12,400             133

Phoenix Market Neutral Fund

                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------


INTERNET SOFTWARE & SERVICES--(CONTINUED)
Travelzoo, Inc.(b)                                  7,300         $   100
United Online, Inc.                                35,900             424
Vignette Corp.(b)                                  29,500             431
WebSense, Inc.(b)                                  18,300             311
Website Pros, Inc.(b)                              24,400             283
                                                                  -------
                                                                    2,840
                                                                  -------

INVESTMENT BANKING & BROKERAGE--0.4%
Goldman Sachs Group, Inc. (The)                     1,400             301
                                                                  -------

IT CONSULTING & OTHER SERVICES--0.5%
CIBER, Inc.(b)                                     37,900             232
SRA International, Inc. Class A(b)                  4,600             135
                                                                  -------
                                                                      367
                                                                  -------

LEISURE PRODUCTS--2.0%
Hasbro, Inc.                                       15,600             399
JAKKS Pacific, Inc.(b)                             20,700             489
Sturm, Ruger & Co. Inc.(b)                         59,900             496
                                                                  -------
                                                                    1,384
                                                                  -------

LIFE & HEALTH INSURANCE--0.7%
Nationwide Financial Services, Inc. Class A        10,300             464
                                                                  -------

MANAGED HEALTH CARE--1.1%
Magellan Health Services, Inc.                     10,900             509
Molina Healthcare, Inc.(b)                          1,400              54
WellCare Health Plans, Inc.(b)                      4,600             195
                                                                  -------
                                                                      758
                                                                  -------

MORTGAGE REITS--1.9%
Annaly Capital Management, Inc.                    29,300             533
Arbor Realty Trust, Inc.                           14,300             230
iStar Financial, Inc.                              19,300             503
                                                                  -------
                                                                    1,266
                                                                  -------

MULTI-UTILITIES--1.5%
PG&E Corp.                                         10,500             452
Public Service Enterprise Group, Inc.               5,800             570
                                                                  -------
                                                                    1,022
                                                                  -------

OFFICE ELECTRONICS--0.7%
Xerox Corp.                                        29,600             479
                                                                  -------

OFFICE SERVICES & SUPPLIES--0.7%
United Stationers, Inc.(b)                         10,000             462
                                                                  -------

OIL & GAS EQUIPMENT & SERVICES--0.7%
Trico Marine Services, Inc.                        12,600             466
                                                                  -------


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

OIL & GAS EXPLORATION & PRODUCTION--0.8%
Comstock Resources, Inc.(b)                        15,100         $   513
                                                                  -------

OIL & GAS REFINING & MARKETING--1.9%
Alon USA Energy, Inc.                              11,400             310
Frontier Oil Corp.                                 10,600             430
Holly Corp.                                        11,000             560
                                                                  -------
                                                                    1,300
                                                                  -------

PACKAGED FOODS & MEATS--0.9%
Flowers Foods, Inc.                                19,400             454
Ralcorp Holdings, Inc.(b)                           2,700             164
                                                                  -------
                                                                      618
                                                                  -------

PAPER PACKAGING--1.2%
Packaging Corp. of America                         16,700             471
Rock-Tenn Co. Class A                              13,400             340
                                                                  -------
                                                                      811
                                                                  -------

PAPER PRODUCTS--0.8%
Buckeye Technologies, Inc.(b)                      32,000             400
Mercer International, Inc.(b)                      15,800             124
                                                                  -------
                                                                      524
                                                                  -------

PERSONAL PRODUCTS--0.3%
Elizabeth Arden, Inc.(b)                            8,500             173
                                                                  -------

PHARMACEUTICALS--0.5%
Sciele Pharma, Inc.(b)                             18,000             368
                                                                  -------

PROPERTY & CASUALTY INSURANCE--2.2%
CNA Financial Corp.                                14,400             486
Darwin Professional Underwriters, Inc.(b)          21,600             522
RLI Corp.                                           8,600             488
                                                                  -------
                                                                    1,496
                                                                  -------

PUBLISHING--0.8%
Meredith Corp.                                      1,600              88
Valassis Communications, Inc.(b)                   40,200             470
                                                                  -------
                                                                      558
                                                                  -------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.7%
Jones Lang LaSalle, Inc.                            6,800             484
                                                                  -------

REGIONAL BANKS--3.0%
Bank of Hawaii Corp.                                9,500             486
Bank of The Ozarks, Inc.                           12,700             333
S&T Bancorp, Inc.                                   9,300             257
SVB Financial Group(b)                              5,800             292
Texas Capital Bancshares, Inc.(b)                  24,800             453

Phoenix Market Neutral Fund

                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

REGIONAL BANKS--(CONTINUED)
Wilshire Bancorp, Inc.                             23,700         $   186
                                                                  -------
                                                                    2,007
                                                                  -------

RESTAURANTS--0.3%
Darden Restaurants, Inc.                            6,100             169
Morton's Restaurant Group, Inc.(b)                  6,900              64
                                                                  -------
                                                                      233
                                                                  -------

RETAIL REITS--0.3%
Ramco-Gershenson Properties Trust                   8,400             180
                                                                  -------

SEMICONDUCTOR EQUIPMENT--2.1%
Applied Materials, Inc.                            24,000             426
KLA-Tencor Corp.                                    9,500             458
Mattson Technology, Inc.(b)                        33,000             283
Varian Semiconductor Equipment
  Associates, Inc.(b)                               6,900             255
                                                                  -------
                                                                    1,422
                                                                  -------

SEMICONDUCTORS--2.6%
Amkor Technology, Inc.(b)                          42,700             364
Integrated Silicon Solution, Inc.(b)               10,800              72
IXYS Corp.(b)                                      13,300             107
ON Semiconductor Corp.(b)                          45,100             400
Pericom Semiconductor Corp.(b)                     23,200             434
Skyworks Solutions, Inc.(b)                        45,700             388
                                                                  -------
                                                                    1,765
                                                                  -------

SOFT DRINKS--0.8%
PepsiAmericas, Inc.                                15,900             530
                                                                  -------

SPECIALIZED CONSUMER SERVICES--0.7%
Weight Watchers International, Inc.                10,400             470
                                                                  -------

SPECIALIZED FINANCE--0.5%
Encore Capital Group, Inc.(b)                      12,100             117
Nasdaq Stock Market, Inc. (The)(b)                  3,800             188
                                                                  -------
                                                                      305
                                                                  -------

SPECIALIZED REITS--1.4%
Host Hotels & Resorts, Inc.                        22,700             387
Potlatch Corp.                                     12,300             546
                                                                  -------
                                                                      933
                                                                  -------

SPECIALTY CHEMICALS--1.3%
H.B. Fuller Co.                                    15,600             350
PolyOne Corp.(b)                                   75,300             496
                                                                  -------
                                                                      846
                                                                  -------


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

STEEL--1.0%
AK Steel Holding Corp.(b)                           2,800         $   129
Schnitzer Steel Industries, Inc. Class A            8,200             567
                                                                  -------
                                                                      696
                                                                  -------

SYSTEMS SOFTWARE--0.7%
McAfee, Inc.(b)                                    13,100             491
                                                                  -------

THRIFTS & MORTGAGE FINANCE--0.4%
FirstFed Financial Corp.(b)                         6,000             215
Ocwen Financial Corp.(b)                            6,400              35
                                                                  -------
                                                                      250
                                                                  -------

TRADING COMPANIES & DISTRIBUTORS--0.9%
Applied Industrial Technologies, Inc.              10,400             302
MSC Industrial Direct Co., Inc. Class A             6,900             279
                                                                  -------
                                                                      581
                                                                  -------

WIRELESS TELECOMMUNICATION SERVICES--0.8%
Syniverse Holdings, Inc.(b)                        33,800             527
                                                                  -------
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $58,479)                                          56,054
-------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--0.3%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A. (Argentina)(e)       1,400               0
Telefonica Moviles S.A. (Argentina)(e)              1,400               0
                                                                  -------
                                                                        0
                                                                  -------

PROPERTY & CASUALTY INSURANCE--0.3%
ACE Ltd. (United States)                            3,700             228
                                                                  -------
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $217)                                                228
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--83.1%
(IDENTIFIED COST $58,696)                                          56,282
                                                                  -------


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

SHORT-TERM INVESTMENTS--16.0%

COMMERCIAL PAPER(d)--11.9%
Danaher Corp. 4.300% due 1/3/08                    $4,035           4,035
Sysco Corp. 3.550% due 1/2/08                       4,000           4,000
                                                                  -------
                                                                    8,035
                                                                  -------

FEDERAL AGENCY SECURITIES(d)--4.1%
FHLB 4.050% due 1/9/08                              2,780           2,778
                                                                  -------

Phoenix Market Neutral Fund

-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $10,813)                                          10,813
-------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $69,509)                                          67,095(a)

SECURITIES SOLD SHORT--(83.4)%
(PROCEEDS $64,082)                                                (56,421)

Other assets and liabilities, net--84.3%                           57,013
                                                                  -------
NET ASSETS--100.0%                                                $67,687
                                                                  =======


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

SECURITIES SOLD SHORT--83.4%

DOMESTIC COMMON STOCKS SOLD SHORT--83.4%

AEROSPACE & DEFENSE--1.3%
Argon ST, Inc.                                     27,800         $   516
Hexcel Corp.                                       13,800             335
                                                                  -------
                                                                      851
                                                                  -------

AIRLINES--0.8%
JetBlue Airways Corp.                              43,100             254
Northwest Airlines Corp.                           21,600             314
                                                                  -------
                                                                      568
                                                                  -------

ALUMINUM--0.6%
Kaiser Aluminum Corp.                               5,200             413
                                                                  -------

APPAREL RETAIL--2.0%
Cache, Inc.                                        15,000             140
Casual Male Retail Group, Inc.                     69,600             361
Limited Brands, Inc.                               21,300             403
Zumiez, Inc.                                       17,200             419
                                                                  -------
                                                                    1,323
                                                                  -------

APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
Cherokee, Inc.                                      9,100             294
Quiksilver, Inc.                                   43,600             374
                                                                  -------
                                                                      668
                                                                  -------

APPLICATION SOFTWARE--1.7%
ACI  Worldwide, Inc.                               23,200             442
MSC.Software Corp.                                 19,900             258
Net 1 UEPS Technologies, Inc.                      15,300             449
                                                                  -------
                                                                    1,149
                                                                  -------

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Ares Capital Corp.                                 16,000             234
                                                                  -------

AUTO PARTS & EQUIPMENT--0.5%
Sauer-Danfoss, Inc.                                 6,400             160


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

AUTO PARTS & EQUIPMENT--(CONTINUED)
Spartan Motors, Inc.                               26,400         $   202
                                                                  -------
                                                                      362
                                                                  -------

AUTOMOTIVE RETAIL--0.6%
Lithia Motors, Inc. Class A                        28,700             394
                                                                  -------

BROADCASTING & CABLE TV--1.2%
Entravision Communications Corp. Class A           64,600             506
Hearst-Argyle Television, Inc.                     14,800             327
                                                                  -------
                                                                      833
                                                                  -------

BUILDING PRODUCTS--1.1%
American Woodmark Corp.                            12,300             223
Griffon Corp.                                      39,100             487
Owens Corning, Inc.                                 3,200              65
                                                                  -------
                                                                      775
                                                                  -------

COMMUNICATIONS EQUIPMENT--1.8%
Juniper Networks, Inc.                             14,800             491
Sonus Networks, Inc.                               44,900             262
Tellabs, Inc.                                      71,900             470
                                                                  -------
                                                                    1,223
                                                                  -------

COMPUTER HARDWARE--0.6%
Diebold, Inc.                                      13,200             383
                                                                  -------

COMPUTER STORAGE & PERIPHERALS--0.7%
Intermec, Inc.                                     24,400             496
                                                                  -------

CONSTRUCTION & ENGINEERING--1.1%
Insituform Technologies, Inc. Class A              35,400             524
Integrated Electrical Services, Inc.               12,900             242
                                                                  -------
                                                                      766
                                                                  -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.3%
Bucyrus International, Inc. Class A                 2,200             218
Gehl Co.                                           29,300             470
Twin Disc, Inc.                                     7,500             531
Wabash National Corp.                              44,300             341
                                                                  -------
                                                                    1,560
                                                                  -------

DISTILLERS & VINTNERS--0.8%
Brown-Forman Corp. Class B                          7,400             548
                                                                  -------

DIVERSIFIED CHEMICALS--0.7%
Cabot Corp.                                        14,800             493
                                                                  -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
LECG Corp.                                          5,800              87

Phoenix Market Neutral Fund


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--(CONTINUED)
Mobile Mini, Inc.                                  20,700         $   384
                                                                  -------
                                                                      471
                                                                  -------

DIVERSIFIED METALS & MINING--1.4%
Compass Minerals International, Inc.               12,300             504
Titanium Metals Corp.                              16,900             447
                                                                  -------
                                                                      951
                                                                  -------

ELECTRIC UTILITIES--0.4%
Pinnacle West Capital Corp.                         6,800             288
                                                                  -------

ENVIRONMENTAL & FACILITIES SERVICES--0.7%
Covanta Holding Corp.                              16,400             454
                                                                  -------

FOOTWEAR--0.6%
K-Swiss, Inc. Class A                              21,200             384
                                                                  -------

FOREST PRODUCTS--0.2%
Deltic Timber Corp.                                 2,600             134
                                                                  -------

GAS UTILITIES--1.2%
Chesapeake Utilities Corp.                         11,200             357
Equitable Resources, Inc.                           9,100             485
                                                                  -------
                                                                      842
                                                                  -------

GENERAL MERCHANDISE STORES--0.6%
99 Cents Only Stores                               51,000             406
                                                                  -------

HEALTH CARE EQUIPMENT--2.4%
Advanced Medical Optics, Inc.                      17,800             437
Boston Scientific Corp.                            30,700             357
CryoLife, Inc.                                     50,900             405
ResMed, Inc.                                        8,000             420
                                                                  -------
                                                                    1,619
                                                                  -------

HEALTH CARE FACILITIES--1.2%
Assisted Living Concepts, Inc.                     75,300             565
Capital Senior Living Corp.                         6,700              66
Five Star Quality Care, Inc.                       20,200             168
                                                                  -------
                                                                      799
                                                                  -------

HEALTH CARE SERVICES--1.3%
Inventiv Health, Inc.                              16,600             514
Omnicare, Inc.                                      5,800             132
Visicu, Inc.                                       22,100             263
                                                                  -------
                                                                      909
                                                                  -------

HEALTH CARE TECHNOLOGY--1.5%
Allscripts Healthcare Solutions, Inc.              27,400             532


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

HEALTH CARE TECHNOLOGY--(CONTINUED)
Vital Images, Inc.                                 27,700         $   501
                                                                  -------
                                                                    1,033
                                                                  -------

HOME FURNISHINGS--0.3%
Furniture Brands International, Inc.               21,200             213
                                                                  -------

HOMEBUILDING--2.2%
Horton (D.R.), Inc.                                36,700             483
KB Home                                             6,900             149
Meritage Homes Corp.                                6,700              98
Pulte Homes, Inc.                                  49,100             517
Standard-Pacific Corp.                             11,100              37
Toll Brothers, Inc.                                 9,900             199
                                                                  -------
                                                                    1,483
                                                                  -------

HOMEFURNISHING RETAIL--0.7%
Haverty Furniture Cos., Inc.                       52,800             475
                                                                  -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
AES Corp. (The)                                    22,700             486
                                                                  -------

INDUSTRIAL CONGLOMERATES--0.2%
Raven Industries, Inc.                              3,000             115
                                                                  -------

INDUSTRIAL MACHINERY--2.9%
ESCO Technologies, Inc.                             9,100             363
Flow International Corp.                           55,500             517
Kaydon Corp.                                       10,000             545
Met-Pro Corp.                                       4,266              52
Watts Water Technologies, Inc. Class A             16,600             495
                                                                  -------
                                                                    1,972
                                                                  -------

INDUSTRIAL REITS--0.7%
First Potomac Realty Trust                         27,200             470
                                                                  -------

INSURANCE BROKERS--0.8%
Marsh & McLennan Cos., Inc.                        19,400             514
                                                                  -------

INTEGRATED TELECOMMUNICATION SERVICES--1.2%
Fairpoint Communications, Inc.                     28,900             376
Iowa Telecommunications Services, Inc.             28,300             460
                                                                  -------
                                                                      836
                                                                  -------

INTERNET RETAIL--0.4%
US Auto Parts Network, Inc.                        36,000             292
                                                                  -------

INTERNET SOFTWARE & SERVICES--4.8%
CNET Networks, Inc.                                14,200             130
comScore, Inc.                                      7,600             248
Equinix, Inc.                                       2,600             263

Phoenix Market Neutral Fund

                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

INTERNET SOFTWARE & SERVICES--(CONTINUED)
Internap Network Services Corp.                    40,000         $   333
Internet Capital Group, Inc.                       40,200             472
Interwoven, Inc.                                   24,600             350
Knot, Inc. (The)                                   32,200             513
Liquidity Services, Inc.                           34,200             441
Move, Inc.                                        157,700             386
TechTarget, Inc.                                    9,200             136
                                                                  -------
                                                                    3,272
                                                                  -------

IT CONSULTING & OTHER SERVICES--0.9%
Lionbridge Technologies, Inc.                      44,200             157
Ness Technologies, Inc.                            19,100             176
Sapient Corp.                                      28,300             250
                                                                  -------
                                                                      583
                                                                  -------

LEISURE PRODUCTS--2.0%
MarineMax, Inc.                                    31,600             490
Nautilus Group, Inc. (The)                         86,800             421
Steinway Musical Instruments, Inc.                 15,100             416
                                                                  -------
                                                                    1,327
                                                                  -------

LIFE & HEALTH INSURANCE--0.7%
Conseco, Inc.                                      37,000             465
                                                                  -------

MORTGAGE REITS--0.3%
Redwood Trust, Inc.                                 6,500             223
                                                                  -------

MOVIES & ENTERTAINMENT--0.1%
Lakes Entertainment, Inc.                           5,900              41
                                                                  -------

MULTI-SECTOR HOLDINGS--0.2%
Resource America, Inc.                              9,400             138
                                                                  -------

MULTI-UTILITIES--1.5%
Avista Corp.                                       24,400             525
Integrys Energy Group, Inc.                         9,400             486
                                                                  -------
                                                                    1,011
                                                                  -------

OFFICE ELECTRONICS--0.7%
Zebra Technologies Corp. Class A                   13,000             451
                                                                  -------

OFFICE REITS--1.4%
Franklin Street Properties Corp. Class C           26,700             395
Maguire Properties, Inc.                           17,700             522
                                                                  -------
                                                                      917
                                                                  -------

OFFICE SERVICES & SUPPLIES--0.8%
Pitney Bowes, Inc.                                 13,300             506
                                                                  -------


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

OIL & GAS EQUIPMENT & SERVICES--0.7%
ION Geophysical Corp.                              28,900         $   456
                                                                  -------

OIL & GAS EXPLORATION & PRODUCTION--4.3%
CNX Gas Corp.                                      16,400             524
EXCO Resources, Inc.                               34,800             539
Newfield Exploration Co.                            8,600             453
Parallel Petroleum Corp.                           21,400             377
Southwestern Energy Co.                             9,200             513
TXCO Resources, Inc.                               43,700             527
                                                                  -------
                                                                    2,933
                                                                  -------

PACKAGED FOODS & MEATS--1.6%
Lancaster Colony Corp.                             11,100             440
Maui Land & Pineapple Co., Inc.                     5,600             163
Tootsie Roll Industries, Inc.                      16,400             450
                                                                  -------
                                                                    1,053
                                                                  -------

PAPER PACKAGING--1.0%
Bemis Co., Inc.                                    17,100             468
Temple-Inland, Inc.                                10,400             217
                                                                  -------
                                                                      685
                                                                  -------

PAPER PRODUCTS--0.5%
AbitibiBowater, Inc.                               17,472             360
                                                                  -------

PERSONAL PRODUCTS--0.3%
Bare Escentuals, Inc.                               7,200             175
                                                                  -------

PHARMACEUTICALS--0.6%
Medicines Co. (The)                                20,900             400
                                                                  -------

PROPERTY & CASUALTY INSURANCE--2.3%
Fidelity National Financial, Inc. Class A          30,300             443
PMA Capital Corp. Class A                          26,300             216
Stewart Information Services Corp.                 16,500             431
Wesco Financial Corp.                               1,200             488
                                                                  -------
                                                                    1,578
                                                                  -------

PUBLISHING--0.1%
McClatchy Co. (The) Class A                         3,300              41
                                                                  -------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
Forest City Enterprises, Inc. Class A              10,500             466
Forestar Real Estate Group, Inc.                    3,466              82
                                                                  -------
                                                                      548
                                                                  -------

REGIONAL BANKS--2.9%
Capital Corp of the West                           17,300             336
Fifth Third Bancorp                                 6,700             168

Phoenix Market Neutral Fund

                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

REGIONAL BANKS--(CONTINUED)
FNB Corp.                                          22,900         $   337
Investors Bancorp, Inc.                            35,100             496
Irwin Financial Corp.                              51,700             380
National City Corp.                                16,200             267
                                                                  -------
                                                                    1,984
                                                                  -------

RESIDENTIAL REITS--0.3%
Equity Residential                                  6,000             219

RESTAURANTS--0.5%
Panera Bread Co. Class A                            5,400             194
Peet's Coffee & Tea, Inc.                           4,100             119
                                                                  -------
                                                                      313
                                                                  -------

SEMICONDUCTOR EQUIPMENT--1.4%
Axcelis Technologies, Inc.                         67,800             312
Semitool, Inc.                                     32,300             280
Veeco Instruments, Inc.                            20,300             339
                                                                  -------
                                                                      931
                                                                  -------

SEMICONDUCTORS--3.3%
Cirrus Logic, Inc.                                 63,700             336
Integrated Device Technology, Inc.                  5,500              62
LSI Corp.                                          69,100             367
PLX Technology, Inc.                               15,100             141
Rambus, Inc.                                       22,700             475
SiRF Technology Holdings, Inc.                     19,700             495
Volterra Semiconductor Corp.                       31,600             349
                                                                  -------
                                                                    2,225
                                                                  -------

SPECIALIZED CONSUMER SERVICES--0.7%
Block (H&R), Inc.                                  26,200             487
                                                                  -------

SPECIALIZED FINANCE--0.2%
Nymex Holdings, Inc.                                1,000             134
                                                                  -------

SPECIALIZED REITS--1.2%
Healthcare Realty Trust, Inc.                      20,400             518


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

SPECIALIZED REITS--(CONTINUED)
Public Storage, Inc.                                3,600         $   264
                                                                  -------
                                                                      782
                                                                  -------

SPECIALTY CHEMICALS--2.0%
Ferro Corp.                                        23,700             491
Flotek Industries, Inc.                            13,100             472
Symyx Technologies, Inc.                           49,400             380
                                                                  -------
                                                                    1,343
                                                                  -------

SPECIALTY STORES--0.7%
Zale Corp.                                         28,700             461
                                                                  -------

STEEL--0.2%
Universal Stainless & Alloy                         3,900             139
                                                                  -------

SYSTEMS SOFTWARE--0.6%
Quality Systems, Inc.                              14,300             436
                                                                  -------

THRIFTS & MORTGAGE FINANCE--0.8%
BankFinancial Corp.                                13,200             209
Berkshire Hills Bancorp, Inc.                       1,400              36
Guaranty Financial Group, Inc.                      3,467              55
NewAlliance Bancshares, Inc.                       18,200             210
                                                                  -------
                                                                      510
                                                                  -------


TRADING COMPANIES & DISTRIBUTORS--0.9%
Electro Rent Corp.                                 23,900             355
NuCo2, Inc.                                        10,300             256
                                                                  -------
                                                                      611
                                                                  -------

WIRELESS TELECOMMUNICATION SERVICES--0.7%
American Tower Corp. Class A                       11,700             498
                                                                  -------
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS SOLD SHORT
(PROCEEDS $64,082)                                                 56,421
-------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $64,082)                                                 56,421(f)
                                                                  =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,542 and gross depreciation of $5,969 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $69,522.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.
(e) Illiquid and restricted security. At December 31, 2007, this security amounted to a value of $0 or 0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(f) Federal Tax Information (reported in 000's): Net unrealized appreciation of securities sold short is comprised of gross appreciation of $8,684, and gross depreciation of $1,744 for federal income tax purposes. At December 31, 2007, the aggregate proceeds of securities sold short for federal income tax purposes was $63,361.

Phoenix Real Estate Securities Fund

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                 VALUE
                                                 SHARES          (000)
                                                ---------      ----------

DOMESTIC COMMON STOCKS--97.7%

REAL ESTATE INVESTMENT TRUSTS--97.7%

DIVERSIFIED--4.7%
Vornado Realty Trust                              563,557      $   49,565
                                                               ----------

HEALTH CARE--12.0%
Health Care Property Investors, Inc.              972,400          33,820
Health Care REIT, Inc.                            730,290          32,637
Nationwide Health Properties, Inc.                436,860          13,704
Ventas, Inc.                                    1,028,669          46,547
-------------------------------------------------------------------------
TOTAL HEALTH CARE                                                 126,708
-------------------------------------------------------------------------

INDUSTRIAL/OFFICE--26.8%

INDUSTRIAL--9.8%
AMB Property Corp.                                452,549          26,049
DCT Industrial Trust, Inc.                        476,054           4,432
Prologis                                        1,155,947          73,264
                                                               ----------
                                                                  103,745
                                                               ----------

MIXED--1.6%
Duke Realty Corp.                                 553,780          14,442
PS Business Parks, Inc.                            48,613           2,555
                                                               ----------
                                                                   16,997
                                                               ----------

OFFICE--15.4%
Alexandria Real Estate Equities, Inc.             474,899          48,283
Boston Properties, Inc.                           413,483          37,962
Corporate Office Properties Trust               1,006,284          31,698
Douglas Emmett, Inc.                              143,840           3,252
Kilroy Realty Corp.                               112,957           6,208
SL Green Realty Corp.                             376,608          35,198
                                                               ----------
                                                                  162,601
-------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                           283,343
-------------------------------------------------------------------------

LODGING/RESORTS--7.0%
DiamondRock Hospitality Co.                       863,795          12,940
Host Hotels & Resorts, Inc.                     2,284,355          38,925
LaSalle Hotel Properties                          385,346          12,293


                                                                 VALUE
                                                 SHARES          (000)
                                                ---------      ----------

REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
Sunstone Hotel Investors, Inc.                    532,117      $    9,732

-------------------------------------------------------------------------
TOTAL LODGING/RESORTS                                              73,890
-------------------------------------------------------------------------

RESIDENTIAL--10.0%

APARTMENTS--10.0%
AvalonBay Communities, Inc.                       279,316          26,295
BRE Properties, Inc.                              283,060          11,472
Equity Residential                                736,649          26,866
Essex Property Trust, Inc.                        288,822          28,157
United Dominion Realty Trust, Inc.                689,509          13,687
                                                               ----------
                                                                  106,477
-------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                 106,477
-------------------------------------------------------------------------

RETAIL--28.4%

REGIONAL MALLS--16.0%
General Growth Properties, Inc.                 1,059,029          43,611
Macerich Co. (The)                                496,475          35,279
Simon Property Group, Inc.                      1,038,275          90,185
                                                               ----------
                                                                  169,075
                                                               ----------


SHOPPING CENTERS--12.4%
Developers Diversified Realty Corp.               634,180          24,283
Federal Realty Investment Trust                   280,070          23,008
Kimco Realty Corp.                              1,048,682          38,172
Regency Centers Corp.                             400,431          25,824
Tanger Factory Outlet Centers, Inc.               521,730          19,674
                                                               ----------
                                                                  130,961
-------------------------------------------------------------------------
TOTAL RETAIL                                                      300,036
-------------------------------------------------------------------------

SELF STORAGE--4.6%
Extra Space Storage, Inc.                       1,190,293          17,009
Public Storage, Inc.                              431,633          31,686

-------------------------------------------------------------------------
TOTAL SELF STORAGE                                                 48,695
-------------------------------------------------------------------------

SPECIALTY--4.2%
Digital Realty Trust, Inc.                      1,150,183          44,133
                                                               ----------

-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $803,306)                                      1,032,847
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $803,306)                                      1,032,847


                                                PAR VALUE        VALUE
                                                  (000)          (000)
                                                ---------      ----------

SHORT-TERM INVESTMENTS--2.5%

FEDERAL AGENCY SECURITIES(b)--2.5%
FFCB
  3.500% due 1/9/08                             $   5,000      $    4,996
FHLB
  4.170% due 1/2/08                                 2,415           2,415
  4.240% due 1/2/08                                 4,355           4,354
  4.260% due 1/4/08                                 3,115           3,114
  4.350% due 1/7/08                                 5,000           4,996
FNMA
  4.292% due 1/14/08                                2,000           1,997
  4.100% due 1/15/08                                5,065           5,057
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $26,929)                                          26,929
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $830,235)                                      1,059,776(a)

Other assets and liabilities, net--(0.2)%                          (2,256)
                                                               ----------
NET ASSETS--100.0%                                             $1,057,520
                                                               ==========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $232,439 and gross depreciation of $19,786 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $847,123.
(b) The rate shown is the discount rate.

Phoenix Diversifier PHOLIO

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                 VALUE
                                                 SHARES          (000)
                                                ---------      ----------

MUTUAL FUNDS--55.2%

DOMESTIC EQUITY FUNDS(c)--34.6%
Phoenix Market Neutral Fund Class A             3,144,195        $ 32,542
Phoenix Real Estate Securities Fund Class A     1,350,845          38,972
                                                                 --------
                                                                   71,514
                                                                 --------

FOREIGN EQUITY FUND(c)--20.6%
Phoenix Global Utilities Fund Class A           3,013,249          42,638
-------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $118,337)                                        114,152
-------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--44.2%

iShares S&P GSSI Natural Resources Index Fund     163,135          21,922
PowerShares DB Commodity Index Tracking Fund(b)   991,150          31,280
PowerShares DB G10 Currency Harvest Fund(b)       531,190          14,592
SPDR DJ Wilshire International Real Estate
  Exchange Tracking Fund                          413,870          23,570
-------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $81,296)                                          91,364
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $199,633)                                        205,516


                                                PAR VALUE
                                                  (000)
                                                ---------

SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER(d)--0.6%
Northern Illinois Gas Co.
  4.000% due 1/2/08                                $1,175           1,175
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,175)                                            1,175
-------------------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $200,808)                                        206,691(a)

Other assets and liabilities, net--0.0%                               (55)
                                                                 --------
NET ASSETS--100.0%                                               $206,636
                                                                 ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,199 and gross depreciation of $9,990 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $202,482.
(b) Non-income producing.
(c) Affiliated Fund.
(d) The rate shown is the discount rate.

Phoenix Wealth Accumulator PHOLIO

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                   VALUE
                                                 SHARES            (000)
                                                ---------         -------

MUTUAL FUNDS--99.5%

DOMESTIC EQUITY FUNDS(c)--70.5%
Phoenix Capital Growth Fund Class A(b)             63,261         $ 1,096
Phoenix Growth & Income Fund Class A              112,150           2,054
Phoenix Growth Opportunities Fund Class A(b)       63,286           1,049
Phoenix Market Neutral Fund Class A                89,928             931
Phoenix Mid-Cap Value Fund Class A                 27,136             636
Phoenix Quality Small-Cap Fund Class A             29,667             332
Phoenix Real Estate Securities Fund Class A        19,593             565
Phoenix Small-Cap Growth Fund Class A(b)            9,247             344
Phoenix Small-Cap Sustainable Growth Fund
  Class A(b)                                       33,282             337
Phoenix Small-Cap Value Fund Class A(b)            25,424             329
Phoenix Value Opportunities Fund Class A          160,172           2,000
                                                                  -------
                                                                    9,673
                                                                  -------

FOREIGN EQUITY FUNDS(c)--29.0%
Phoenix Foreign Opportunities Fund Class A         41,369           1,199
Phoenix Global Utilities Fund Class A              38,106             539
Phoenix International Real Estate Securities
  Fund Class A                                     67,554             593
Phoenix International Strategies Fund Class A     109,752           1,657
                                                                  -------
                                                                    3,988
                                                                  -------
-------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $12,795)                                          13,661
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $12,795)                                          13,661

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $12,795)                                          13,661(a)

Other assets and liabilities, net--0.5%                                69
                                                                  -------
NET ASSETS--100.0%                                                $13,730
                                                                  =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,099 and gross depreciation of $288 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $12,850.
(b) Non-income producing.
(c) Affiliated Fund.

Phoenix Wealth Builder PHOLIO

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                   VALUE
                                                 SHARES            (000)
                                                ---------        --------

MUTUAL FUNDS--99.5%


DOMESTIC EQUITY FUNDS(c)--55.5%
Phoenix Capital Growth Fund Class A(b)            426,256        $  7,383
Phoenix Growth & Income Fund Class A              774,913          14,196
Phoenix Growth Opportunities Fund Class A(b)      450,011           7,457
Phoenix Market Neutral Fund Class A               843,329           8,728
Phoenix Mid-Cap Value Fund Class A                200,243           4,694
Phoenix Quality Small-Cap Fund Class A            210,355           2,352
Phoenix Real Estate Securities Fund Class A       170,573           4,921
Phoenix Small-Cap Growth Fund Class A(b)           70,648           2,632
Phoenix Small-Cap Sustainable Growth Fund
  Class A(b)                                      236,744           2,396
Phoenix Small-Cap Value Fund Class A(b)           198,882           2,573
Phoenix Value Opportunities Fund Class A        1,091,339          13,631
                                                                 --------
                                                                   70,963
                                                                 --------

FOREIGN EQUITY FUNDS(c)--23.7%
Phoenix Foreign Opportunities Fund Class A        267,844           7,762
Phoenix Global Utilities Fund Class A             357,894           5,064
Phoenix International Real Estate Securities
  Fund Class A                                    570,864           5,007
Phoenix International Strategies Fund Class A     830,979          12,548
                                                                 --------
                                                                   30,381
                                                                 --------

DOMESTIC FIXED INCOME FUNDS(c)--20.3%
Phoenix Bond Fund Class A                       1,004,211          10,383
Phoenix Insight High Yield Bond Fund Class A      205,558           2,438
Phoenix Institutional Bond Fund Class Y           340,053          10,518
Phoenix Multi-Sector Short Term Bond Fund
  Class A                                         576,494           2,681
                                                                 --------
                                                                   26,020
                                                                 --------
-------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $113,546)                                        127,364
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $113,546)                                        127,364
                                                                 --------


                                                PAR VALUE          VALUE
                                                  (000)            (000)
                                                ---------        --------

SHORT-TERM INVESTMENTS--0.2%

COMMERCIAL PAPER(d)--0.2%
Northern Illinois Gas Co.
  4.000% due 1/2/08                                  $220         $   220
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $220)                                                220
                                                                 --------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $113,766)                                        127,584(a)

Other assets and liabilities, net--0.3%                               371
                                                                 --------
NET ASSETS--100.0%                                               $127,955
                                                                 ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,770 and gross depreciation of $2,569 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $114,383.
(b) Non-income producing.
(c) Affiliated Funds.
(d) The rate shown is the discount rate.

Phoenix Wealth Guardian PHOLIO

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                   VALUE
                                                 SHARES            (000)
                                                ---------         -------

MUTUAL FUNDS--99.6%


DOMESTIC EQUITY FUNDS(c)--44.1%
Phoenix Capital Growth Fund Class A(b)            161,363         $ 2,795
Phoenix Growth & Income Fund Class A              283,097           5,186
Phoenix Growth Opportunities Fund Class A(b)      160,493           2,659
Phoenix Market Neutral Fund Class A               350,465           3,627
Phoenix Mid-Cap Value Fund Class A                 72,192           1,692
Phoenix Quality Small-Cap Fund Class A             76,693             858
Phoenix Real Estate Securities Fund Class A        51,285           1,480
Phoenix Small-Cap Growth Fund Class A(b)           24,669             919
Phoenix Small-Cap Sustainable Growth Fund
  Class A(b)                                       86,296             873
Phoenix Small-Cap Value Fund Class A(b)            66,443             860
Phoenix Value Opportunities Fund Class A          433,932           5,420
                                                                  -------
                                                                   26,369
                                                                  -------

FOREIGN EQUITY FUNDS(c)--16.0%
Phoenix Foreign Opportunities Fund Class A         82,940           2,403
Phoenix Global Utilities Fund Class A              85,484           1,210
Phoenix International Real Estate Securities
  Fund Class A                                    161,810           1,419
Phoenix International Strategies Fund Class A     301,385           4,551
                                                                  -------
                                                                    9,583
                                                                  -------

DOMESTIC FIXED INCOME FUNDS(c)--39.5%
Phoenix Bond Fund Class A                         938,031           9,699
Phoenix Insight High Yield Bond Fund Class A      194,982           2,313
Phoenix Institutional Bond Fund Class Y           301,452           9,324
Phoenix Multi-Sector Short Term Bond Fund
  Class A                                         494,857           2,301
                                                                  -------
                                                                   23,637
                                                                  -------
-------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $55,161)                                          59,589
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $55,161)                                          59,589
                                                                  -------


TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $55,161)                                          59,589(a)

Other assets and liabilities, net--0.4%                               244
                                                                  -------
NET ASSETS--100.0%                                                $59,833
                                                                  =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,101 and gross depreciation of $1,093 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $55,581.
(b) Non-income producing.
(c) Affiliated Fund.

Phoenix Bond Fund

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                PAR VALUE          VALUE
                                                  (000)            (000)
                                                ---------        --------

U.S. GOVERNMENT SECURITIES--14.3%

U.S. TREASURY BONDS--1.1%
U.S. Treasury Bond
  6.250% due 8/15/23                               $  775         $   928
                                                                  -------

U.S. TREASURY NOTES--13.2%
U.S. Treasury Note
  4.875% due 5/15/09                                5,375           5,502
  4.875% due 6/30/12                                2,950           3,129
  4.750% due 8/15/17                                2,165           2,286
                                                                  -------
                                                                   10,917
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $11,367)                                          11,845
-------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--36.3%

FHLMC
  7.500% due 7/1/09                                     7               7
  7.500% due 4/1/14                                    46              50
  7.000% due 4/1/16                                    32              33
  7.000% due 1/1/33                                   281             295
  5.525% due 2/1/34(c)                                148             150
FHLMC 2503 B
  5.500% due 9/15/17                                  295             300
FHLMC 2764 HW
  5.000% due 3/15/19                                  455             450
FNMA
  7.000% due 5/1/14                                    34              36
  8.000% due 1/1/15                                     6               6
  5.000% due 12/1/22                                2,745           2,748
  5.000% due 12/1/22                                2,755           2,758
  7.154% due 7/1/33(c)                                 90              90
  6.906% due 9/1/33(c)                                 70              71
  6.729% due 11/1/33(c)                               145             148
  6.363% due 12/1/33(c)                                71              72
  5.562% due 3/1/34(c)                                125             127
  5.536% due 4/1/34(c)                                132             134
  4.500% due 1/1/35                                   461             436
  5.269% due 5/1/35(c)                              3,366           3,400
  5.000% due 2/1/37                                 6,022           5,878
  5.500% due 2/1/37                                 7,491           7,481


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------         ------

  5.000% due 3/1/37                                $5,597          $5,461
-------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $30,006)                                          30,131
-------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--26.7%

AEROSPACE & DEFENSE--0.6%
Honeywell International, Inc.
  5.625% due 8/1/12                                   225             233
L-3 Communications Corp.
  5.875% due 1/15/15                                   60              58
United Technologies Corp.
  4.875% due 5/1/15                                   215             212
                                                                  -------
                                                                      503
                                                                  -------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
Levi Strauss & Co.
  9.750% due 1/15/15                                   60              60
                                                                  -------

APPLICATION SOFTWARE--0.2%
Intuit, Inc.
  5.750% due 3/15/17                                  155             153
                                                                  -------

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
Janus Capital Group, Inc.
  6.250% due 6/15/12                                  120             123
                                                                  -------

AUTOMOBILE MANUFACTURERS--0.3%
DaimlerChrysler NA Holding Corp.
  5.750% due 9/8/11                                   225             228
                                                                  -------

AUTOMOTIVE RETAIL--0.1%
Hertz Corp.(The)
  8.875% due 1/1/14                                    85              87
                                                                  -------

BROADCASTING & CABLE TV--0.3%
Clear Channel Communications, Inc.
  7.650% due 9/15/10                                  155             159
EchoStar DBS Corp.
  7.125% due 2/1/16                                    40              41
United Artists Theatre Circuit, Inc. Series BD-1
  9.300% due 7/1/15(e)                                 10              10
                                                                  -------
                                                                      210
                                                                  -------

Phoenix Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------         -------

BUILDING PRODUCTS--0.1%
Gibraltar Industries, Inc. Series B
  8.000% due 12/1/15                               $   10         $     9
Goodman Global Holdings, Inc.
  7.875% due 12/15/12                                  85              88
                                                                  -------
                                                                       97
                                                                  -------

CASINOS & GAMING--0.2%
American Real Estate Partners LP/American
  Real Estate Finance Corp.
  7.125% due 2/15/13                                   85              80
MGM MIRAGE
  6.750% due 9/1/12                                    50              49
  6.625% due 7/15/15                                   20              19
  7.625% due 1/15/17                                   15              15
OED Corp./Diamond JO LLC
  8.750% due 4/15/12                                   30              30
                                                                  -------
                                                                      193
                                                                  -------

COAL & CONSUMABLE FUELS--0.1%
Arch Western Finance LLC
  6.750% due 7/1/13                                    65              63
                                                                  -------

COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co.
  5.625% due 1/15/12                                  105             105
  6.125% due 1/15/17                                  105             104
                                                                  -------
                                                                      209
                                                                  -------

COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc.
  5.500% due 2/22/16                                  640             651
Dycom Industries, Inc.
  8.125% due 10/15/15                                  40              40
                                                                  -------
                                                                      691
                                                                  -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Ahern Rentals, Inc.
  9.250% due 8/15/13                                   85              72
                                                                  -------

CONSUMER FINANCE--1.7%
American Express Co.
  6.150% due 8/28/17                                  145             149
American General Finance Corp.
  4.000% due 3/15/11                                  450             437
  5.750% due 9/15/16                                  180             169
Capital One Financial Corp.


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

CONSUMER FINANCE--(CONTINUED)
  5.700% due 9/15/11                               $  215         $   208
  6.150% due 9/1/16                                   260             231
Ford Motor Credit Co. LLC
  7.000% due 10/1/13                                   40              33
GMAC LLC
  6.750% due 12/1/14                                  205             165
                                                                  -------
                                                                    1,392
                                                                  -------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
First Data Corp. 144A
  9.875% due 9/24/15(b)                                90              84
Fiserv, Inc.
  6.125% due 11/20/12                                 345             351
                                                                  -------
                                                                      435
                                                                  -------

DIVERSIFIED BANKS--0.3%
Wells Fargo & Co.
  5.125% due 9/15/16                                  275             267
                                                                  -------

DIVERSIFIED CAPITAL MARKETS--0.3%
UBS Preferred Funding Trust V
  6.243% due 5/29/49(c)                               260             250
                                                                  -------

DIVERSIFIED CHEMICALS--0.0%
Huntsman International LLC
  7.875% due 11/15/14                                  15              16
  7.375% due 1/1/15                                    20              21
                                                                  -------
                                                                       37
                                                                  -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
FTI Consulting, Inc.
  7.750% due 10/1/16                                   55              58
Harland Clarke Holdings Corp.
  9.500% due 5/15/15                                   45              39
  9.619% due 5/15/15(c)                                40              34
International Lease Finance Corp.
  5.625% due 9/20/13                                  130             130
                                                                  -------
                                                                      261
                                                                  -------

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)
  8.375% due 4/1/17(d)                                185             199
                                                                  -------

ELECTRIC UTILITIES--1.2%
Appalachian Power Co.
  5.550% due 4/1/11                                   285             289

Phoenix Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

ELECTRIC UTILITIES--(CONTINUED)
Commonwealth Edison Co.
  6.150% due 9/15/17                               $  105         $   108
Florida Power Corp.
  6.650% due 7/15/11                                  320             340
Nevada Power Co. Series R
  6.750% due 7/1/37                                   110             114
Reliant Energy, Inc.
  6.750% due 12/15/14                                 125             126
                                                                  -------
                                                                      977
                                                                  -------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Tronox Worldwide LLC/Tronox Finance Corp.
  9.500% due 12/1/12                                  135             131
                                                                  -------

FOOD RETAIL--0.5%
Safeway, Inc.
  6.500% due 3/1/11                                   425             445
Stater Brothers Holdings, Inc.
  8.125% due 6/15/12                                   10              10
                                                                  -------
                                                                      455
                                                                  -------

GAS UTILITIES--0.2%
Atmos Energy Corp.
  6.350% due 6/15/17                                  190             193
                                                                  -------

HEALTH CARE DISTRIBUTORS--0.1%
McKesson Corp.
  5.250% due 3/1/13                                   100             100
                                                                  -------

HEALTH CARE EQUIPMENT--0.1%
HCA, Inc.
  9.250% due 11/15/16                                 110             116
                                                                  -------

HEALTH CARE SERVICES--0.4%
Fresenius Medical Care Capital Trust II
  7.875% due 2/1/08                                   155             156
Omnicare, Inc.
  6.875% due 12/15/15                                  60              56
Quest Diagnostics, Inc.
  6.400% due 7/1/17                                   150             155
                                                                  -------
                                                                      367
                                                                  -------

HOME FURNISHINGS--0.6%
Mohawk Industries, Inc.
  5.750% due 1/15/11                                  150             154
  6.125% due 1/15/16                                  355             355
                                                                  -------
                                                                      509
                                                                  -------


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

HYPERMARKETS & SUPER CENTERS--0.2%
Costco Wholesale Corp.
  5.500% due 3/15/17                               $  165         $   166
                                                                  -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
MidAmerican Energy Co.
  5.650% due 7/15/12                                  145             150
  5.800% due 10/15/36                                 245             238
                                                                  -------
                                                                      388
                                                                  -------

INTEGRATED OIL & GAS--1.6%
Conoco Funding Co.
  6.350% due 10/15/11                               1,000           1,062
ConocoPhillips Canada Funding Co.
  5.625% due 10/15/16                                 230             237
                                                                  -------
                                                                    1,299
                                                                  -------

INTEGRATED TELECOMMUNICATION SERVICES--1.0%
AT&T, Inc.
  6.250% due 3/15/11                                  420             437
Hughes Network Systems LLC/Hughes Network
  Systems Finance Corp.
  9.500% due 4/15/14                                  100             102
Qwest Corp.
  8.875% due 3/15/12                                   85              91
  6.500% due 6/1/17                                    95              91
Telcordia Technologies, Inc. 144A(b)
  8.008% due 7/15/12(c)                                60              54
  10.000% due 3/15/13                                  50              40
                                                                  -------
                                                                      815
                                                                  -------

INVESTMENT BANKING & BROKERAGE--0.6%
Lehman Brothers Holdings, Inc.
  5.750% due 1/3/17                                   240             230
Merrill Lynch & Co.
  6.400% due 8/28/17                                  240             244
                                                                  -------
                                                                      474
                                                                  -------

LIFE & HEALTH INSURANCE--0.9%
Lincoln National Corp.
  5.650% due 8/27/12                                  415             426
  6.050% due 4/20/17(c)                                50              47
Protective Life Secured Trust
  4.000% due 4/1/11                                   300             300
                                                                  -------
                                                                      773
                                                                  -------

Phoenix Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

LIFE SCIENCES TOOLS & SERVICES--0.0%
Fisher Scientific International, Inc.
  6.125% due 7/1/15                                $   10         $    10
                                                                  -------

MANAGED HEALTH CARE--0.5%
Wellpoint, Inc.
  5.000% due 1/15/11                                  400             401
                                                                  -------

METAL & GLASS CONTAINERS--0.0%
AEP Industries, Inc.
  7.875% due 3/15/13                                   25              24
                                                                  -------

MOVIES & ENTERTAINMENT--0.3%
Viacom, Inc.
  5.750% due 4/30/11                                  225             228
                                                                  -------

MULTI-LINE INSURANCE--0.8%
American International Group, Inc.
  5.850% due 1/16/18                                  240             241
Genworth Financial, Inc.
  6.150% due 11/15/49(c)                              135             123
Genworth Global Funding Trusts
  5.125% due 3/15/11                                  160             162
Loews Corp.
  5.250% due 3/15/16                                  170             170
                                                                  -------
                                                                      696
                                                                  -------

OFFICE REITS--0.1%
Duke Realty LP
  5.625% due 8/15/11                                   75              75
                                                                  -------

OFFICE SERVICES & SUPPLIES--0.3%
IKON Office Solutions, Inc.
  7.750% due 9/15/15                                  235             246
                                                                  -------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Seitel, Inc.
  9.750% due 2/15/14                                   40              34
                                                                  -------

OIL & GAS EXPLORATION & PRODUCTION--1.1%
Chesapeake Energy Corp.
  6.625% due 1/15/16                                  100              98
EOG Resources, Inc.
  5.875% due 9/15/17                                  380             390
Pioneer Natural Resources Co.
  6.650% due 3/15/17                                   50              48
  6.875% due 5/1/18                                    50              49


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
Plains Exploration & Production Co.
  7.000% due 3/15/17                               $   40         $    38
XTO Energy, Inc.
  5.900% due 8/1/12                                   295             306
                                                                  -------
                                                                      929
                                                                  -------

OIL & GAS STORAGE & TRANSPORTATION--0.4%
Enbridge Energy Partners LP
  5.875% due 12/15/16                                 120             119
Kinder Morgan Energy Partners LP
  5.850% due 9/15/12                                  145             150
Pacific Energy Partners LP/Pacific Energy
  Finance Corp.
  6.250% due 9/15/15                                   75              75
                                                                  -------
                                                                      344
                                                                  -------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.8%
Bank of America Corp.
  5.750% due 8/15/16                                  395             396
Citigroup, Inc.
  5.000% due 9/15/14                                  330             314
  8.300% due 12/21/49(c)                              260             272
ERAC USA Finance Co. 144A
  6.375% due 10/15/17(b)                              200             193
General Electric Capital Corp.
  4.875% due 10/21/10                                 265             269
  5.625% due 9/15/17                                  240             246
  6.375% due 11/15/47(c)                              260             268
JPMorgan Chase & Co.
  5.750% due 1/2/13                                   350             357
                                                                  -------
                                                                    2,315
                                                                  -------

PACKAGED FOODS & MEATS--0.5%
General Mills, Inc.
  5.650% due 9/10/12                                  130             132
Kraft Foods, Inc.
  6.500% due 8/11/17                                  245             254
Pilgrim's Pride Corp.
  8.375% due 5/1/17                                    60              59
                                                                  -------
                                                                      445
                                                                  -------

PAPER PRODUCTS--0.2%
Exopac Holding Corp.
  11.250% due 2/1/14                                   45              44

Phoenix Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

PAPER PRODUCTS--(CONTINUED)
Mercer International, Inc.
  9.250% due 2/15/13                               $  130         $   120
                                                                  -------
                                                                      164
                                                                  -------

PHARMACEUTICALS--1.0%
Johnson & Johnson
  5.150% due 8/15/12                                  305             321
Wyeth
  5.500% due 3/15/13                                  525             540
                                                                  -------
                                                                      861
                                                                  -------

PRECIOUS METALS & MINERALS--0.1%
PNA Group, Inc.
  10.750% due 9/1/16                                   55              52


PROPERTY & CASUALTY INSURANCE--0.8%
Chubb Corp.
  6.375% due 3/29/37(c)                               165             161
CNA Financial Corp.
  6.500% due 8/15/16                                  480             490
                                                                  -------
                                                                      651
                                                                  -------

PUBLISHING--0.1%
Idearc, Inc.
  8.000% due 11/15/16                                  85              78
                                                                  -------

REGIONAL BANKS--0.3%
SunTrust Banks, Inc.
  6.000% due 9/11/17                                  240             241
                                                                  -------

RESIDENTIAL REITS--0.7%
AvalonBay Communities, Inc.
  5.750% due 9/15/16                                  145             140
ERP Operating LP
  5.375% due 8/1/16                                   270             255
  5.750% due 6/15/17                                  165             157
                                                                  -------
                                                                      552
                                                                  -------

RESTAURANTS--0.6%
Starbucks Corp.
  6.250% due 8/15/17                                  480             498
                                                                  -------

RETAIL REITS--0.3%
Simon Property Group LP
  5.600% due 9/1/11                                   235             236
                                                                  -------

SEMICONDUCTORS--0.2%
Amkor Technology, Inc.


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------


SEMICONDUCTORS--(CONTINUED)
  7.750% due 5/15/13                               $  105         $   100
  9.250% due 6/1/16                                    40              40
                                                                  -------
                                                                      140
                                                                  -------

SPECIALIZED REITS--0.2%
Felcor Lodging LP
  8.500% due 6/1/11                                    30              32
  6.788% due 12/1/11(c)                                95              93
Ventas Realty LP/Ventas Capital Corp.
  6.750% due 4/1/17                                    20              20
                                                                  -------
                                                                      145
                                                                  -------

SPECIALTY STORES--0.1%
Morris Publishing Group LLC
  7.000% due 8/1/13                                   115              84
                                                                  -------

TOBACCO--0.3%
Alliance One International, Inc.
  11.000% due 5/15/12                                  80              84
Reynolds American, Inc.
  7.300% due 7/15/15                                   40              42
  7.750% due 6/1/18                                    90              96
                                                                  -------
                                                                      222
                                                                  -------

TRUCKING--0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
  7.750% due 5/15/16                                   90              85
                                                                  -------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Sprint Nextel Corp.
  6.000% due 12/1/16                                  145             139
                                                                  -------
-------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $22,136)                                          22,188
-------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--10.2%

Banc of America Commercial Mortgage, Inc. 00-1,
  A1A
  7.109% due 11/15/31                                  55              55
Banc of America Funding Corp. 07-E, 6A1
  6.203% due 7/1/47(c)                                685             679
Banc of America Funding Corp. 07-E, 9A1
  6.310% due 8/25/47(c)                             1,369           1,360
Citigroup Mortgage Loan Trust, Inc. 04-NCM2,
  2CB3
  8.000% due 8/25/34                                   69              73

Phoenix Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

HSBC Asset Loan Obligation 07-AR2, 4A1
  6.123% due 9/25/37(c)                            $  894         $   878
Master Asset Securitization Trust Alternative
  Loans Trust 03-7, 5A1
  6.250% due 11/25/33                                 172             171
Master Asset Securitization Trust Alternative
  Loans Trust 04-1, 3A1
  7.000% due 1/25/34                                  125             128
Master Asset Securitization Trust Alternative
  Loans Trust 04-5, 6A1
  7.000% due 6/25/34                                   84              85
Master Asset Securitization Trust Alternative
  Loans Trust 04-6, 6A1
  6.500% due 7/25/34                                  528             539
Merrill Lynch Mortgage Trust 05-MCP1, A2
  4.556% due 6/12/43                                  725             717
Morgan Stanley Mortgage Loan Trust 04-3, 3A
  6.000% due 4/25/34                                  651             657
Residential Asset Mortgage Products, Inc. 04-SL3,
  A4
  8.500% due 12/25/31                                 304             317
Washington Mutual Mortgage Pass-Through
  Certificates 07-HY3, 3A3
  5.858% due 3/25/37(c)                             2,879           2,829
-------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,563)                                            8,488
-------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--7.6%

CANADA--2.1%
Canadian Natural Resources Ltd.
  6.500% due 2/15/37                                  310             311
CHC Helicopter Corp.
  7.375% due 5/1/14                                    60              57
Husky Energy, Inc.
  6.200% due 9/15/17                                  275             282
Norampac Industries, Inc.
  6.750% due 6/1/13                                    85              78
Russel Metals, Inc.
  6.375% due 3/1/14                                   125             116
Suncor Energy, Inc.
  6.500% due 6/15/38                                  205             219
TransCanada Pipelines Ltd.
  6.350% due 5/15/49(c)                               105              98
Xstrata Finance (Canada) Ltd. 144A
  5.800% due 11/15/16(b)                              370             363


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

CANADA--(CONTINUED)
Xstrata Finance (Canada) Ltd. 144A
  6.900% due 11/15/37(b)                           $  255         $   254
                                                                  -------
                                                                    1,778
                                                                  -------

CHILE--0.3%
Celulosa Arauco y Constitucion S.A.
  5.625% due 4/20/15                                  235             230
                                                                  -------

CHINA--0.1%
NXP BV/NXP Funding LLC
  7.875% due 10/15/14                                  20              19
  9.500% due 10/15/15                                  50              46
                                                                  -------
                                                                       65
                                                                  -------

ITALY--0.2%
Telecom Italia Capital S.A.
  5.250% due 10/1/15                                  155             151
                                                                  -------

JAPAN--0.7%
MUFG Capital Finance 1 Ltd.
  6.346% due 7/25/36(c)                               290             274
Resona Bank Ltd. 144A
  5.850% due 9/29/49(b) (c)                           345             321
                                                                  -------
                                                                      595
                                                                  -------

LUXEMBOURG--0.4%
Tyco Electronic Group SA 144A
  6.000% due 10/1/12(b)                               285             292
                                                                  -------

NETHERLANDS--0.6%
ING Groep N.V.
  5.775% due 12/8/49(c)                               535             495
                                                                  -------

SINGAPORE--0.1%
Avago Technologies Finance Pte/Avago
  Technologies US/Avago Technologies Wireless
  10.125% due 12/1/13                                  55              58
                                                                  -------

SPAIN--1.0%
Santander Issuances S.A. 144A
  5.911% due 6/20/16(b)                               410             418
Telefonica Emisiones S.A.
  5.984% due 6/20/11                                  435             447
                                                                  -------
                                                                      865
                                                                  -------

SWITZERLAND--0.3%
Credit Suisse Guernsey Ltd.
  5.860% due 11/15/49(c)                              275             246
                                                                  -------

Phoenix Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

UNITED KINGDOM--1.0%
Diageo Capital plc
  5.750% due 10/23/17                              $  145         $   146
HBOS plc 144A
  6.657% due 11/21/49(b) (c)                          400             331
Ineos Group Holdings plc 144A
  8.500% due 2/15/16(b)                                60              54
Royal Bank of Scotland 144A
  6.990% due 10/29/49(b) (c)                          335             334
                                                                  -------
                                                                      865
                                                                  -------

UNITED STATES--0.8%
Shell International Finance BV
  5.625% due 6/27/11                                  190             198
Stratos Global Corp.
  9.875% due 2/15/13                                   75              80
WEA Finance LLC/WCI Finance LLC 144A
  5.700% due 10/1/16(b)                               375             359
                                                                  -------
                                                                      637
                                                                  -------
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $6,448)                                            6,277
-------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS--0.6%

                                                   SHARES
                                                   ------
DIVERSIFIED BANKS--0.3%
Bank of America Corp. Cv. Pfd 6.625%               10,000             237
                                                                  -------

THRIFTS & MORTGAGE FINANCE--0.3%
Freddie Mac Cv. Pfd 6.55%                          10,400             242
                                                                  -------
-------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $510)                                                479
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $79,030)                                          79,408
                                                                  -------

SHORT-TERM INVESTMENTS--3.5%

                                                 PAR VALUE
                                                   (000)
                                                 ---------

FEDERAL AGENCY SECURITIES(f)--3.5%

FHLB
  3.150% due 1/2/08                                $2,000           2,000
  2.500% due 1/3/08                                   900             900
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,900)                                            2,900
-------------------------------------------------------------------------

TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $81,930)                                          82,308(a)

Other assets and liabilities, net--0.8%                               675
                                                                  -------
NET ASSETS--100.0%                                                $82,983
                                                                  =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $978 and gross depreciation of $666 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $81,996.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $3,097 (reported in 000's) or 3.7% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Illiquid Security.
(f) The rate shown is the discount rate.

Phoenix CA Tax-Exempt Bond Fund

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

MUNICIPAL TAX-EXEMPT BONDS(d)--98.4%

DEVELOPMENT REVENUE--5.7%
Hercules Redevelopment Agency Tax-Allocation
  (AMBAC Insured)
  5.000% due 8/1/29                                $  500         $   512
Los Angeles Community Redevelopment Agency,
  Series A (AMBAC/FHA Insured)
  6.550% due 1/1/27                                   100             100
Ontario Redevelopment Financing Authority,
  Project No. 1(MBIA Insured)
  6.900% due 8/1/10                                    70              77
  5.250% due 8/1/13                                   500             536
San Diego Redevelopment Agency, Center City
  Series A (AMBAC Insured)
  4.750% due 9/1/30                                   500             500
San Diego Redevelopment Agency, Center City
  Series B (AMBAC Insured)
  5.350% due 9/1/24                                 1,000           1,055
Santa Clara Redevelopment Agency Tax Allocation
  (MBIA Insured)
  5.000% due 6/1/22                                 1,000           1,041
                                                                  -------
                                                                    3,821
                                                                  -------

EDUCATION REVENUE--3.2%
North City West School Facilities Financing
  Authority, Series B (AMBAC Insured)
  5.250% due 9/1/19                                 1,000           1,115
Sweetwater Unified High School District,
  Public Financing Authority, Series A
  (FSA Insured)
  5.000% due 9/1/29                                 1,000           1,036
                                                                  -------
                                                                    2,151
                                                                  -------

GENERAL OBLIGATION--18.5%
Antelope Valley Union High School District,
  Series A (MBIA Insured)
  5.000% due 2/1/27                                 1,000           1,038
Brea & Olinda Unified School District,
  Series A (FGIC Insured)
  6.000% due 8/1/15                                   150             174


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

GENERAL OBLIGATION--(CONTINUED)
Butte-Glenn Community College District,
  Series A (MBIA Insured)
  5.500% due 8/1/19                                $1,000         $ 1,098
California State
  6.250% due 4/1/08                                   825             831
  5.250% due 6/1/16                                    65              66
  5.000% due 2/1/20                                   750             780
  5.000% due 11/1/32                                  700             708
  5.000% due 12/1/37                                  250             252
California State Veterans Bonds, Series BG
  5.150% due 12/1/14                                  895             912
California State Veterans Bonds, Series CC
  4.500% due 12/1/37                                  330             300
Desert Community College District (MBIA Insured)
  5.000% due 8/1/18                                   990           1,067
Gilroy Unified School District (FGIC Insured)
  5.000% due 8/1/27                                   500             516
Grossmont-Cuyamaca Community College,
  District Election of 2002, Series A
  (MBIA Insured)
  5.000% due 8/1/19                                   250             265
Los Angeles Unified School District (MBIA Insured)
  4.500% due 1/1/28                                   500             493
Metropolitan Water District Southern California,
  Series A
  5.250% due 3/1/11                                   180             182
Santa Ana Unified School District
  (FGIC Insured)
  5.700% due 8/1/22                                   400             427
Santa Clara Unified School District
  (FGIC Insured)
  5.500% due 7/1/20                                 1,000           1,061
Walnut Valley Unified School District,
  Series A (MBIA Insured)
  0% due 8/1/19                                     3,095           1,567
Wiseburn School District, Series A (MBIA Insured)
  5.000% due 8/1/17                                   580             628
                                                                  -------
                                                                   12,365
                                                                  -------

GENERAL REVENUE--15.8%
Anaheim Public Financing Authority, Series C
  (FSA Insured)
  6.000% due 9/1/16                                 1,600           1,860

Phoenix CA Tax-Exempt Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

GENERAL REVENUE--(CONTINUED)
Beverly Hills Public Financing Authority
  4.500% due 6/1/28                                $  500         $   491
California State Public Works Board, Department
  of Health Services, Richmond Lab Series B
  (XLCA Insured)
  5.000% due 11/1/17                                  460             493
California State Public Works Board, Highway
  Patrol Series C
  5.250% due 11/1/20                                  500             520
Golden State Tobacco Securitization Corp.
  Series A-1
  5.125% due 6/1/47                                 1,500           1,260
  5.750% due 6/1/47                                   250             233
Los Angeles County Public Works Financing
  Authority, Series A (FSA Insured)
  5.500% due 10/1/18                                  450             493
Pomona Certificates of Participation (AMBAC
  Insured)
  5.500% due 6/1/28                                 1,365           1,484
San Diego County Certificates of Participation
  (AMBAC Insured)
  5.250% due 11/1/15                                  960           1,024
San Jose Financing Authority, Series F
  (MBIA Insured)
  5.000% due 9/1/15                                 1,000           1,057
South Bay Regional Public Communications
  Authority (ACA Insured)
  4.750% due 1/1/31                                   635             531
South Coast Air Quality Management Corp.
  (AMBAC Insured)
  6.000% due 8/1/11                                 1,000           1,084
                                                                  -------
                                                                   10,530
                                                                  -------

HIGHER EDUCATION REVENUE--3.1%
California Educational Facilities Authority,
  Chapman University (Connie Lee Insured)
  5.375% due 10/1/16                                   60              61
California State Public Works Board, University
  of California Series D
  5.000% due 5/1/30                                 1,000           1,022
University of California Series B
  4.750% due 5/15/38                                  500             501


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

HIGHER EDUCATION REVENUE--(CONTINUED)
University of California Series G (FGIC Insured)
  4.750% due 5/15/35                               $  525         $   522
                                                                  -------
                                                                    2,106
                                                                  -------

MEDICAL REVENUE--4.9%
California Health Facilities Financing Authority,
  Cedars-Sinai Medical Center
  5.000% due 11/15/34                                 500             492
California Health Facilities Financing Authority,
  Stanford Hospital and Clinics Series A
  5.000% due 11/15/14                                 250             263
California Health Facilities Financing Authority,
  Sutter Health Series A
  5.000% due 11/15/42                                 870             857
California State Public Works Board, Department
  of Mental Health Series A
  5.500% due 6/1/16                                 1,000           1,093
San Joaquin General Hospital Project, Certificates
  of Participation (MBIA Insured)
  5.250% due 9/1/12                                   100             104
Santa Clara County Financing Authority, Series A
  (AMBAC Insured)
  7.750% due 11/15/11                                 400             463
                                                                  -------
                                                                    3,272
                                                                  -------

MUNICIPAL UTILITY DISTRICT REVENUE--2.1%
Sacramento Municipal Utilities District,
  Financing Authority (MBIA Insured)
  4.750% due 7/1/26                                   500             510
Sacramento Municipal Utility District,
  Series O (MBIA Insured)
  5.250% due 8/15/15                                  310             330
Sacramento Municipal Utility District,
  Series P (FSA Insured)
  5.250% due 8/15/17                                  500             531
                                                                  -------
                                                                    1,371
                                                                  -------

NATURAL GAS REVENUE--0.7%
Roseville Natural Gas Financing Authority
  5.000% due 2/15/24                                  500             487
                                                                  -------

POWER REVENUE--5.5%
Los Angeles Water and Power Series A -A-2,
  (MBIA insured)
  5.000% due 7/1/19                                   760             808

Phoenix CA Tax-Exempt Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

POWER REVENUE--(CONTINUED)
Northern California Power Agency, Hydroelectric
  Project Series A (MBIA Insured)
  5.000% due 7/1/15                                $1,000         $ 1,017
  5.200% due 7/1/32                                 1,120           1,139
Southern California Public Power Authority,
  Series B (FSA Insured)
  5.000% due 7/1/12                                   635             683
                                                                  -------
                                                                    3,647
                                                                  -------

PRE-REFUNDED--28.4%
Contra Costa County Home Mortgage (GNMA
  Collateralized)
  7.500% due 5/1/14 (b)                               500             610
Covina Community Redevelopment Agency
  8.800% due 1/1/08(b)                                 60              60
Cypress Single Family Residential Mortgage,
  Series B (Private Mortgage Insurance)
  7.250% due 1/1/12 (b)                               200             230
Duarte Redevelopment Agency Single Family
  Mortgage, Series A (FNMA Collateralized)
  6.875% due 11/1/11 (b)                              300             341
Huntington Park Redevelopment Agency Single
  Family Residential Mortgage, Series A
  (FHA/VA/PRIV MTGS Insured)
  8.000% due 12/1/19 (b)                            2,400           3,352
Los Angeles Harbor Department
  7.600% due 10/1/18(b)                               895           1,096
Lucia Mar Unified School District, Election of
  2004 Series A, Prerefunded 8/1/14 @ 100
  (FGIC Insured)
  5.000% due 8/1/27                                 1,000           1,099
M-S-R Public Power Agency San Juan Project
  Series D (MBIA Insured)
  6.750% due 7/1/20 (b)                             1,835           2,160
Modesto Wastewater Treatment Facility (MBIA
  Insured)
  6.000% due 11/1/12 (b)                              735             828
Northern California Power Agency Prerefunded
  7/1/21 @ 100 (AMBAC Insured)
  7.500% due 7/1/23                                   195             261
Pomona Unified School District Series C
  (MBIA Insured)
  5.600% due 8/1/12 (b)                             1,500           1,655


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

PRE-REFUNDED--(CONTINUED)
Riverside County Redevelopment Agency, Jurup
  Valley Project Area Tax-Allocation Prerefunded
  10/01/11 @102 (AMBAC Insured)
  5.250% due 10/1/17                               $  250         $   273
Riverside County Single Family Series A (GNMA
  Collateralized)
  7.800% due 5/1/21 (b)                             4,000           5,463
Riverside County Single Family Series B (GNMA
  Collateralized)
  8.625% due 5/1/16 (b)                             1,000           1,335
Stockton Housing Facility, O'Connor Woods Project
  Series A, Prerefunded 9/20/17 @ 100
  (GNMA Collateralized)
  5.600% due 3/20/28                                  200             201
                                                                  -------
                                                                   18,964
                                                                  -------

TRANSPORTATION REVENUE--1.4%
Alameda Corridor Transportation Authority,
  Series A(MBIA Insured)
  5.125% due 10/1/16                                  150             156
  5.125% due 10/1/17                                  125             130
Los Angeles Harbor Department Revenue (MBIA
  Insured)
  4.500% due 8/1/27                                   500             476
San Francisco Bay Area Rapid Transit District
  5.250% due 7/1/17                                   180             183
                                                                  -------
                                                                      945
                                                                  -------

WATER & SEWER REVENUE--9.1%
California Statewide Communities Development
  Authority, Anheuser-Bush Project
  4.800% due 9/1/46                                 1,000             891
Delta Diablo Sanitation District, Certificates of
  Participation (MBIA Insured)
  0% due 12/1/16                                    1,070             740
El Dorado Irrigation District, Certificates of
  Participation Series A (FGIC Insured)
  5.250% due 3/1/16                                   365             392
Metropolitan Water District of Southern California
  Waterworks Series B-3 (MBIA Insured)
  5.000% due 10/1/29                                1,000           1,044
Modesto Wastewater, Series A (FSA Insured)
  5.000% due 11/1/19                                  245             263

Phoenix CA Tax-Exempt Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

WATER & SEWER REVENUE--(CONTINUED)
Mountain View Shoreline Regional Park
  Community, Series A (MBIA Insured)
  5.500% due 8/1/21                                $1,000         $ 1,012
Redlands Financing Authority, Series A
  (FSA Insured)
  5.000% due 9/1/17                                 1,000           1,044
Sweetwater Water Authority (AMBAC Insured)
  5.250% due 4/1/10                                   125             128
Westlands Water District, Certificates of
  Participation (MBIA Insured)
  5.250% due 9/1/14                                   500             544
                                                                  -------
                                                                    6,058
-------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $63,263)                                          65,717
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $63,263)                                          65,717
                                                                  -------

SHORT-TERM INVESTMENTS--0.5%

COMMERCIAL PAPER(c)--0.5%
Eaton Corp.
  4.250% due 1/2/08                                   335             335
                                                                  -------
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $335)                                                335
-------------------------------------------------------------------------

TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $63,598)                                          66,052(a)

Other assets and liabilities, net--1.1%                               762
                                                                  -------
NET ASSETS--100.0%                                                $66,814
                                                                  =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,042 and gross depreciation of $588 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $63,598.
(b) Escrowed to maturity.
(c) The rate shown is the discount rate.
(d) At December 31, 2007, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows:
    California 99.5%. At December 31, 2007, 78.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 32.2%, AMBAC 12.0%, and GNMA 11.4%.

Phoenix Core Bond Fund

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

U.S. GOVERNMENT SECURITIES--1.8%

U.S. TREASURY BONDS--1.8%
U.S. Treasury Bond
  5.000% due 5/15/37(g)                            $1,065         $ 1,161
                                                                  -------

U.S. TREASURY NOTES--0.0%
U.S. Treasury Note
  4.875% due 8/15/16(g)                                25              26
                                                                  -------
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,154)                                            1,187
-------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--25.0%

FHLMC
  6.000% due 10/1/34                                  635             646
FNMA
  6.000% due 10/1/14                                  434             444
  6.500% due 6/1/16                                   293             303
  6.000% due 7/1/17                                   125             128
  5.500% due 9/1/17                                   325             330
  5.000% due 4/1/20                                   430             431
  4.500% due 5/1/20                                   813             799
  5.000% due 8/1/21                                   321             321
  6.000% due 5/1/29                                   269             275
  6.500% due 7/1/29                                   407             422
  6.500% due 5/1/30                                     9              10
  7.500% due 3/1/31                                   170             181
  7.000% due 7/1/31                                   123             129
  7.000% due 9/1/31                                   200             211
  6.500% due 2/1/32                                   421             435
  6.500% due 3/1/32                                   211             218
  5.500% due 4/1/33                                   257             257
  5.500% due 6/1/33                                 1,511           1,512
  5.500% due 7/1/33                                 3,206           3,208
  5.000% due 9/1/33                                   369             360
  5.000% due 7/1/35                                   303             296
  5.500% due 12/1/35                                  334             334
  6.000% due 6/1/36                                   444             451
  6.500% due 8/1/36                                   608             625
  6.000% due 9/1/36                                   624             634
  5.500% due 4/1/37                                   258             258


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

FNMA 04-W6, 1A4
  5.500% due 7/25/34                               $  263         $   263
GNMA
  8.500% due 11/15/22                                   1               1
  6.500% due 9/15/28                                  239             248
  7.500% due 9/15/29                                  164             175
  5.000% due 7/15/33                                2,019           1,990
  6.000% due 6/15/34                                  400             410
-------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $16,072)                                          16,305
-------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--0.6%

FHLB
  6.000% due 6/29/22                                  200             207
FHLMC
  5.200% due 3/5/19                                   200             200
-------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $394)                                                407
-------------------------------------------------------------------------

MUNICIPAL BONDS--7.1%

FLORIDA--2.2%
Broward County Series A
  5.000% due 1/1/21                                   600             658
Miami-Dade County Educational Facilities
  Authority Taxable Series C
  5.480% due 4/1/16                                   110             111
Orange County Tourist Development Taxable
  (MBIA Insured)
  5.000% due 10/1/17                                  640             698
                                                                  -------
                                                                    1,467
                                                                  -------

ILLINOIS--1.0%
Illinois State
  5.000% due 1/1/19                                   580             636
                                                                  -------

MASSACHUSETTS--0.9%
Massachusetts State Series D
  5.500% due 10/1/16                                  520             590
                                                                  -------

MICHIGAN--0.4%
Flat Rock Finance Authority Taxable Series A
  6.750% due 10/1/16                                   95             101

Phoenix Core Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

MICHIGAN--(CONTINUED)
Michigan Tobacco Settlement Finance Authority
  Taxable Series A
  7.309% due 6/1/34                                $  185         $   174
                                                                  -------
                                                                      275
                                                                  -------

PENNSYLVANIA--0.9%
City of Pittsburgh Pension Obligation Taxable
  Series C (FGIC Insured)
  6.500% due 3/1/17                                   340             370
City of Reading Taxable (FSA Insured)
  5.100% due 11/15/15                                 190             191
                                                                  -------
                                                                      561
                                                                  -------

RHODE ISLAND--1.6%
Woonsocket Pension Funding Taxable (FSA Insured)
  5.660% due 7/15/13                                1,000           1,044
                                                                  -------

VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable Series A-1
  6.706% due 6/1/46                                    90              78
                                                                  -------
-------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $4,615)                                            4,651
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES--8.8%

AmeriCredit Automobile Receivables Trust 05-AX, A4
  3.930% due 10/6/11                                2,000           1,990
AmeriCredit Automobile Receivables Trust 06-BG, A3
  5.210% due 10/6/11                                  180             180
Capital One Auto Finance Trust 07-B, A3A
  5.030% due 4/15/12                                  500             503
Carmax Auto Owner Trust 07-2, A3
  5.230% due 12/15/11                                 442             447
Ford Credit Auto Owner Trust 07-A, A3B
  5.058% due 8/15/11(c)                               295             292
Greenwich Structured ARM Products 05-5A, N2 144A
  8.240% due 9/27/45(b) (c)                           315             299
Nomura Asset Acceptance Corp. 07-1, 1A2
  5.669% due 3/25/47(c)                               515             463


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

Paine Webber Mortgage Acceptance Corp. 99-C1, D
  7.150% due 6/15/32(c)                            $  190         $   197
Renaissance Home Equity Loan Trust 06-2, AF4
  6.115% due 8/25/36(c)                               730             721
Residential Funding Mortgage Securities II, Inc.
  06-HSA1, A2
  5.190% due 2/25/36(c)                               400             359
Saxon Asset Securities Trust 05-3, A2C
  5.145% due 11/25/35(c)                              265             260
-------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,834)                                            5,711
-------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--19.6%

AIRLINES--1.2%
American Airlines, Inc. 99-1
  7.024% due 4/15/11                                  365             366
Continental Airlines, Inc. 98-1A
  6.648% due 3/15/19                                  398             401
                                                                  -------
                                                                      767
                                                                  -------

APPLICATION SOFTWARE--0.1%
Intuit, Inc.
  5.750% due 3/15/17                                   45              44
                                                                  -------

ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Allied Capital Corp.
  6.000% due 4/1/12                                   100             100
Bank of New York Mellon Corp. (The)
  4.950% due 11/1/12                                  115             115
Janus Capital Group, Inc.
  6.250% due 6/15/12                                  125             128
Nuveen Investments, Inc.
  5.000% due 9/15/10                                  230             211
                                                                  -------
                                                                      554
                                                                  -------

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp.
  6.500% due 11/15/13                                  95              99
                                                                  -------

BROADCASTING & CABLE TV--0.4%
Comcast Corp.
  5.300% due 1/15/14                                  105             103
  5.875% due 2/15/18                                   65              65
Time Warner Cable, Inc.
  5.850% due 5/1/17                                    70              70
                                                                  -------
                                                                      238
                                                                  -------

Phoenix Core Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

BUILDING PRODUCTS--0.3%
CRH America, Inc. (Ireland)
  6.000% due 9/30/16(d)                            $  135         $   132
Masco Corp.
  5.850% due 3/15/17                                   45              44
Owens Corning, Inc.
  6.500% due 12/1/16                                   35              32
                                                                  -------
                                                                      208
                                                                  -------

CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.
  5.600% due 11/30/12                                  80              80
                                                                  -------

CONSUMER FINANCE--1.6%
Capital One Financial Corp.
  5.250% due 2/21/17                                   70              61
GMAC LLC
  6.875% due 8/28/12                                  180             151
HSBC Finance Corp.
  8.000% due 7/15/10                                  300             320
Residential Capital LLC
  7.500% due 2/22/11                                   80              50
SLM Corp.
  4.035% due 2/1/10(c)                                500             454
                                                                  -------
                                                                    1,036
                                                                  -------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Broadridge Financial Solutions, Inc.
  6.125% due 6/1/17                                   110             109
Fiserv, Inc.
  6.125% due 11/20/12                                 125             127
                                                                  -------
                                                                      236
                                                                  -------

DIVERSIFIED BANKS--0.9%
Bank of America Corp.
  5.750% due 12/1/17                                  100             100
  5.490% due 3/15/19                                  300             287
Wachovia Corp.
  4.875% due 2/15/14                                  200             192
                                                                  -------
                                                                      579
                                                                  -------

DIVERSIFIED CAPITAL MARKETS--0.2%
Credit Suisse USA, Inc.
  5.850% due 8/16/16                                  135             138
                                                                  -------


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
Cintas Corp.
  6.125% due 12/1/17                               $  105         $   104
Equifax, Inc.
  6.300% due 7/1/17                                   130             132
International Lease Finance Corp.
  4.750% due 1/13/12                                  225             222
                                                                  -------
                                                                      458
                                                                  -------

DRUG RETAIL--0.1%
CVS Caremark Corp.
  5.750% due 6/1/17                                    70              70
                                                                  -------

ELECTRIC UTILITIES--1.0%
Florida Power Corp. Series A
  5.800% due 9/15/17                                  135             140
Great River Energy 144A
  5.829% due 7/1/17(b)                                140             145
PPL Capital Funding Trust I Series A
  4.330% due 3/1/09                                   190             189
Southern Power Co. Series D
  4.875% due 7/15/15                                  165             156
                                                                  -------
                                                                      630
                                                                  -------

FOOD RETAIL--0.1%
Kroger Co. (The)
  6.800% due 12/15/18                                  70              74
                                                                  -------

GENERAL MERCHANDISE STORES--0.2%
Target Corp.
  5.375% due 5/1/17                                   140             137
                                                                  -------

HEALTH CARE DISTRIBUTORS--0.2%
Cardinal Health, Inc. 144A
  6.000% due 6/15/17(b)                               125             127
                                                                  -------

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
  6.400% due 7/1/17                                    65              67
                                                                  -------

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc.
  6.125% due 1/15/16                                  160             160
                                                                  -------

HOTELS, RESORTS & CRUISE LINES--0.2%
Starwood Hotels & Resort Worldwide, Inc.
  6.250% due 2/15/13                                  110             110
                                                                  -------

Phoenix Core Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------


HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. (The)
  5.750% due 11/15/16                              $  115         $   115
                                                                  -------

INTEGRATED OIL & GAS--0.2%
ConocoPhillips Canada Funding Co.
  5.625% due 10/15/16                                 110             113
                                                                  -------

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
AT&T, Inc.
  5.875% due 2/1/12                                   130             134
  5.625% due 6/15/16                                  130             132
Embarq Corp.
  6.738% due 6/1/13                                    65              67
Qwest Corp.
  7.875% due 9/1/11                                    65              68
Verizon Communications, Inc.
  4.900% due 9/15/15                                  130             126
  5.500% due 4/1/17                                    70              70
                                                                  -------
                                                                      597
                                                                  -------

INVESTMENT BANKING & BROKERAGE--1.1%
Goldman Sachs Group, Inc. (The)
  5.125% due 1/15/15                                  160             157
Lehman Brothers Holdings, Inc.
  6.000% due 7/19/12                                   55              56
  5.750% due 1/3/17                                   145             139
Merrill Lynch & Co., Inc.
  6.110% due 1/29/37                                  150             133
Morgan Stanley
  5.375% due 10/15/15                                 250             243
                                                                  -------
                                                                      728
                                                                  -------

LEISURE PRODUCTS--0.2%
Hasbro, Inc.
  6.300% due 9/15/17                                  135             138
                                                                  -------

MANAGED HEALTH CARE--0.2%
WellPoint, Inc.
  5.250% due 1/15/16                                  125             121
                                                                  -------

MORTGAGE REITS--0.3%
iStar Financial, Inc.
  6.050% due 4/15/15                                  200             169
                                                                  -------

MOVIES & ENTERTAINMENT--0.3%
Time Warner, Inc.
  5.875% due 11/15/16                                 130             129
                                                                  -------


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------


MOVIES & ENTERTAINMENT--(CONTINUED)
Viacom, Inc.
  6.250% due 4/30/16                               $   70         $    71
                                                                  -------
                                                                      200
                                                                  -------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
  5.625% due 2/15/14                                   70              69
                                                                  -------

MULTI-UTILITIES--0.3%
Dominion Resources, Inc. Series D
  5.000% due 3/15/13                                   90              88
NiSource Finance Corp.
  6.400% due 3/15/18                                  130             130
                                                                  -------
                                                                      218
                                                                  -------

OFFICE ELECTRONICS--0.3%
Xerox Corp.
  6.750% due 2/1/17                                   170             177
                                                                  -------

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Apache Corp.
  5.625% due 1/15/17                                   70              71
XTO Energy, Inc.
  6.250% due 8/1/17                                   105             110
                                                                  -------
                                                                      181
                                                                  -------

OIL & GAS REFINING & MARKETING--0.2%
Valero Energy Corp.
  4.750% due 6/15/13                                  140             136
                                                                  -------

OIL & GAS STORAGE & TRANSPORTATION--1.0%
Buckeye Partners LP
  5.125% due 7/1/17                                   200             192
Energy Transfer Partners LP
  5.950% due 2/1/15                                   135             132
Enterprise Products Partners L.P.
  6.300% due 9/15/17                                  100             102
Kinder Morgan Management Co. ULC
  6.000% due 2/1/17                                   135             135
NGPL PipeCo. LLC 144A
  6.514% due 12/15/12(b)                              100             102
                                                                  -------
                                                                      663
                                                                  -------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
Citigroup, Inc.
  5.500% due 8/27/12                                   90              92
  5.500% due 2/15/17                                   95              92

Phoenix Core Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
General Electric Capital Corp.
  6.750% due 3/15/32                               $  500         $   568
JPMorgan Chase & Co.
  5.125% due 9/15/14                                  155             152
  5.250% due 5/1/15                                    85              83
                                                                  -------
                                                                      987
                                                                  -------

PACKAGED FOODS & MEATS--0.1%
Kraft Foods, Inc.
  6.125% due 2/1/18                                    80              81
                                                                  -------

PROPERTY & CASUALTY INSURANCE--0.1%
Travelers Cos., Inc.
  5.750% due 12/15/17                                 100              98
                                                                  -------

REGIONAL BANKS--0.5%
SunTrust Banks, Inc.
  5.250% due 11/5/12                                  135             136
Zions Bancorp.
  5.500% due 11/16/15                                 200             188
                                                                  -------
                                                                      324
                                                                  -------

RESIDENTIAL REITS--0.2%
UDR, Inc.
  5.250% due 1/15/15                                  150             139
                                                                  -------

RESTAURANTS--0.4%
Starbucks Corp.
  6.250% due 8/15/17                                  135             140
Yum! Brands, Inc.
  6.250% due 4/15/16                                  140             142
                                                                  -------
                                                                      282
                                                                  -------

RETAIL REITS--0.3%
Tanger Factory Outlet Centers
  6.150% due 11/15/15                                 190             193
                                                                  -------

SPECIALIZED FINANCE--0.4%
Caterpillar Financial Services Corp.
  5.850% due 9/1/17                                    65              67
CIT Group, Inc.
  5.125% due 9/30/14                                  200             176
                                                                  -------
                                                                      243
                                                                  -------

SPECIALIZED REITS--0.8%
Health Care REIT, Inc.
  5.875% due 5/15/15                                  225             215


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------


SPECIALIZED REITS--(CONTINUED)
Nationwide Health Properties, Inc.
  6.250% due 2/1/13                                $  130         $   135
Realty Income Corp.
  6.750% due 8/15/19                                  110             113
Simon Property Group LP
  5.100% due 6/15/15                                   70              66
                                                                  -------
                                                                      529
                                                                  -------

STEEL--0.2%
Commercial Metals Co.
  6.500% due 7/15/17                                  100             105
                                                                  -------

THRIFTS & MORTGAGE FINANCE--0.2%
Countrywide Financial Corp.
  6.250% due 5/15/16                                   65              38
Washington Mutual, Inc.
  4.625% due 4/1/14                                   155             121
                                                                  -------
                                                                      159
                                                                  -------

TOBACCO--0.1%
Reynolds American, Inc.
  6.750% due 6/15/17                                   95              97
                                                                  -------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series D
  7.375% due 8/1/15                                    70              69
Sprint Nextel Corp.
  6.000% due 12/1/16                                   65              62
                                                                  -------
                                                                      131
-------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $12,960)                                          12,805
-------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--31.2%

Banc of America Alternative Loan Trust 06-9, A1
  6.000% due 1/25/37                                  609             601
Bear Stearns Adjustable Rate Mortgage Trust 05-12,
  13A1
  5.444% due 2/25/36(c)                               169             166
Bear Stearns Commercial Mortgage Securities
  06-PW12, A4
  5.711% due 9/11/38(c)                               370             382
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
  5.000% due 8/25/35                                   80              80
Citigroup/Deutsche Bank Commercial Mortgage Trust
  05-CD1, AM
  5.225% due 7/15/44(c)                               650             633

Phoenix Core Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

Citigroup/Deutsche Bank Commercial Mortgage Trust
  06-CD2, A4
  5.362% due 1/15/46(c)                            $  655         $   658
Citigroup/Deutsche Bank Commercial Mortgage Trust
  07-CD4, A4
  5.322% due 12/11/49                                 700             698
Countrywide Home Loan Mortgage Pass-Through Trust
  04-13, 1A1
  5.500% due 8/25/34                                  182             182
Countrywide Home Loan Mortgage Pass-Through Trust
  07-1, A2
  6.000% due 3/25/37                                  662             667
Credit Suisse Mortgage Capital Certificates 06-C1,
  A4
  5.555% due 2/15/39(c)                               935             949
Crown Castle Towers LLC 05-1A, AFX 144A
  4.643% due 6/15/35(b)                               450             450
First Horizon Asset Securities, Inc. 03-2, 1A12
  5.750% due 4/25/33                                  445             440
First Union - Lehman Brothers - Bank of America
  98-C2, A2
  6.560% due 11/18/35                                 730             730
GE Capital Commercial Mortgage Corp. 04-C3, A4
  5.189% due 7/10/39(c)                             1,000           1,010
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
  4.862% due 5/25/35(c)                               273             270
Greenwich Capital Commercial Funding Corp. 04-GG1,
  A7
  5.317% due 6/10/36(c)                             1,000           1,018
JPMorgan Mortgage Trust 05-S3, 2A2
  5.500% due 1/25/21                                  301             303
Lehman Brothers - UBS Commercial Mortgage Trust
  04-C7, A6
  4.786% due 10/15/29(c)                            1,000             989
Lehman Brothers - UBS Commercial Mortgage Trust
  06-C6, A4
  5.372% due 9/15/39                                  710             712
Lehman Brothers - UBS Commercial Mortgage Trust
  07-C2, A2
  5.303% due 2/15/40                                  225             226
Lehman Brothers - UBS Commercial Mortgage Trust
  07-C6, A2
  5.845% due 7/15/40                                  360             367


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

Lehman Brothers Commercial Conduit Mortgage Trust
  07-C3, A4
  5.935% due 7/15/44(c)                            $  170         $   173
MASTR Asset Securitization Trust 03-10, 3A1
  5.500% due 11/25/33                                 318             315
MASTR Resecuritzation Trust 05-4CI, N2 144A
  7.865% due 4/26/45(b) (c) (h)                       170              83
Merrill Lynch Mortgage Trust 04-KEY2, A4
  4.864% due 8/12/39(c)                             1,000             991
Merrill Lynch Mortgage Trust 06-C1, AM
  5.659% due 5/12/39(c)                               320             322
Merrill Lynch/Countrywide Commercial Mortgage
  Trust 06-3, A4
  5.414% due 7/12/46(c)                               445             448
Morgan Stanley Capital I 06-T23, A4
  5.811% due 8/12/41(c)                               360             375
Morgan Stanley Capital I 07-IQ14, A2
  5.610% due 4/15/49                                  350             354
Morgan Stanley Mortgage Loan Trust 05-5AR, 4A1
  5.528% due 9/25/35(c)                               299             302
Prudential Securities Secured Financing Corp.
  98-C1, C
  6.742% due 5/15/10                                  750             753
Residential Accredit Loans, Inc. 06-QA1, A21
  5.966% due 1/25/36(c)                               581             579
Residential Funding Mortgage Securities I, Inc.
  05-SA1, 2A
  4.856% due 3/25/35(c)                               304             300
SBA Commercial Mortgage Backed Securities Trust
  06-1A, B 144A
  5.451% due 11/15/36(b)                              140             138
Structured Asset Securities Corp. 03-32, 1A1
  5.210% due 11/25/33(c)                              464             455
Wachovia Mortgage Loan Trust LLC 06-A, B1
  5.416% due 5/20/36(c)                               259             246
Washington Mutual Mortgage Pass-Through-
  Certificates, Inc. 05-AR3, A2
  4.636% due 3/25/35(c)                               592             590
Wells Fargo Mortgage Backed Securities Trust
  04-BB, A1
  4.558% due 1/25/35(c)                               254             254
Wells Fargo Mortgage Backed Securities Trust
  05-14, 2A1
  5.500% due 12/25/35                                 729             714

Phoenix Core Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

Wells Fargo Mortgage Backed Securities Trust
  05-5, 1A1
  5.000% due 5/25/20                               $  323         $   318
Wells Fargo Mortgage Backed Securities Trust
  05-AR16, 6A3
  5.000% due 10/25/35(c)                              585             583
Wells Fargo Mortgage Backed Securities Trust
  05-AR4, 2A1
  4.524% due 4/25/35(c)                               269             267
Wells Fargo Mortgage Backed Securities Trust
  05-AR4, 2A2
  4.524% due 4/25/35(c)                               225             223
-------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,494)                                          20,314
-------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.5%

RUSSIA--0.5%
Russian Federation RegS
  7.500% due 3/31/30(c) (e)                           302             345
                                                                  -------
-------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $309)                                                345
-------------------------------------------------------------------------


FOREIGN CORPORATE BONDS(d)--4.2%


ARUBA--0.2%
UFJ Finance AEC
  6.750% due 7/15/13                                  100             109
                                                                  -------

AUSTRALIA--0.2%
Westfield Capital Corp. Ltd./Westfield Finance
  Authority 144A
  5.125% due 11/15/14(b)                              150             140
                                                                  -------

BRAZIL--0.2%
Vale Overseas Ltd.
  6.250% due 1/23/17                                  130             130
                                                                  -------

CANADA--0.2%
EnCana Corp.
  5.900% due 12/1/17                                   80              82
Xstrata Finance (Canada) Ltd. 144A
  5.800% due 11/15/16(b)                               70              68
                                                                  -------
                                                                      150
                                                                  -------

CAYMAN ISLANDS--0.2%
Petrobras International Finance Co.
  6.125% due 10/6/16                                  135             138
                                                                  -------


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

CHILE--0.2%
Petropower I Funding Trust 144A
  7.360% due 2/15/14(b)                            $  123         $   123
                                                                  -------

GERMANY--0.7%
Deutsche Bank AG NY Series GS
  4.079% due 3/22/12(c)                               485             484
                                                                  -------

LUXEMBOURG--0.1%
Covidien International Series 144A
  6.000% due 10/15/17(b)                               55              57
                                                                  -------

NETHERLANDS--0.2%
Deutsche Telekom International Finance BV
  5.750% due 3/23/16                                  100             100
                                                                  -------

QATAR--0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. RegS
  5.298% due 9/30/20(e)                               250             241
                                                                  -------

RUSSIA--0.6%
Gazprom OAO (Gaz Capital SA) 144A
  6.212% due 11/22/16(b)                              130             124
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
  5.670% due 3/5/14(b)                                170             163
TNK-BP Finance SA RegS
  6.125% due 3/20/12(e)                               105             101
                                                                  -------
                                                                      388
                                                                  -------

SINGAPORE--0.2%
ICICI Bank Ltd. RegS
  5.750% due 11/16/10(e)                              105             107
                                                                  -------

SOUTH KOREA--0.2%
Export-Import Bank of Korea
  5.500% due 10/17/12                                 135             136
                                                                  -------

SPAIN--0.1%
Telefonica Emisiones SAU
  6.421% due 6/20/16                                   75              79
                                                                  -------

UNITED KINGDOM--0.3%
Diageo Capital plc
  5.500% due 9/30/16                                   70              70
Vodafone Group plc
  5.000% due 9/15/15                                   80              77
  6.150% due 2/27/37                                   70              69
                                                                  -------
                                                                      216
                                                                  -------

Phoenix Core Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

UNITED STATES--0.2%
Transocean, Inc.
  6.000% due 3/15/18                               $  135         $   135
                                                                  -------
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,734)                                            2,733
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $64,566)                                          64,458
                                                                  -------

SHORT-TERM INVESTMENTS--2.6%


COMMERCIAL PAPER(i)--0.8%
Eaton Corp.
  4.250% due 1/2/08                                   510             510
                                                                  -------


                                                                   VALUE
                                                 SHARES            (000)
                                                ---------         -------

MONEY MARKET MUTUAL FUNDS--1.8%
State Street Navigator Prime Plus (4.201%
  seven-day effective yield)(f)                 1,193,508           1,194
                                                                  -------
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,704)                                            1,704
-------------------------------------------------------------------------

TOTAL INVESTMENTS--101.4%
(IDENTIFIED COST $66,270)                                          66,162(a)

Other assets and liabilities, net--(1.4)%                            (940)
                                                                  -------
NET ASSETS--100.0%                                                $65,222
                                                                  =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $308 and gross depreciation of $821 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $66,675.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $2,019 (reported in 000's) or 3.1% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Represents security purchased with cash collateral received for securities on loan.
(g) All or a portion of security is on loan.
(h) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2007, this security amounted to a value of $382 (reported in 000's) or 0.6% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(i) The rate shown is the discount rate.

Phoenix Emerging Markets Bond Fund

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

DOMESTIC CORPORATE BONDS--0.9%

RAILROADS--0.9%
Panama Canal Railway Co. 144A
  7.000% due 11/1/26(c)                            $  250         $   244
                                                                  -------
-------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $250)                                                244
-------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--43.0%

ARGENTINA--4.8%
Province of Buenos Aires Series RegS
  9.625% due 4/18/28(f)                               500             417
Republic of Argentina
  1.330% due 12/31/38(e)                              200              85
Republic of Argentina PIK Interest Capitalization
  3.970% due 12/31/33                                 882             849
Republic of Argentina Series PGDP
  1.383% due 12/15/35(e)                               97(g)            3
                                                                  -------
                                                                    1,354
                                                                  -------

BRAZIL--5.1%
Federative Republic of Brazil
  7.875% due 3/7/15                                   500             566
  8.875% due 10/14/19                                 700             868
                                                                  -------
                                                                    1,434
                                                                  -------

COLOMBIA--1.7%
Republic of Colombia
  8.125% due 5/21/24                                  400             479
                                                                  -------

COSTA RICA--1.3%
Republic of Costa Rica RegS
  6.548% due 3/20/14(f)                               350             362
                                                                  -------

DOMINICAN REPUBLIC--2.1%
Dominican Republic RegS(f)
  9.500% due 9/27/11                                   97             103
  9.040% due 1/23/18                                  437             498
                                                                  -------
                                                                      601
                                                                  -------

ECUADOR--1.0%
Republic of Ecuador 144A
  9.375% due 12/15/15(c)                              100             101


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

ECUADOR--(CONTINUED)
Republic of Ecuador RegS
  12.000% due 11/15/12(f)                          $  163         $   166
                                                                  -------
                                                                      267
                                                                  -------

EL SALVADOR--2.1%
Republic of El Salvador 144A
  7.625% due 9/21/34(c)                               250             290
Republic of El Salvador RegS
  7.650% due 6/15/35(f)                               250             290
                                                                  -------
                                                                      580
                                                                  -------

MEXICO--0.9%
Mexican Fixed Rate Bonds Series M
  9.000% due 6/20/13                                2,500(j)          240
                                                                  -------

PANAMA--1.9%
Republic of Panama
  6.700% due 1/26/36                                  500             530
                                                                  -------

PHILIPPINES--1.0%
Republic of Philippines
  8.250% due 1/15/14                                  250             281
                                                                  -------

RUSSIA--2.0%
Russian Federation RegS
  7.500% due 3/31/30(f)                               495             567
                                                                  -------

SERBIA--0.8%
Republic of Serbia RegS
  3.750% due 11/1/24(f)                               250             233
                                                                  -------

TURKEY--9.5%
Republic of Turkey
  11.000% due 1/14/13                               1,000           1,226
  8.000% due 2/14/34                                  400             444
  6.875% due 3/17/36                                1,000             987
                                                                  -------
                                                                    2,657
                                                                  -------

UKRAINE--2.5%
Republic of Ukraine 144A
  6.580% due 11/21/16(c)                              400             393

Phoenix Emerging Markets Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

UKRAINE--(CONTINUED)
Republic of Ukraine RegS
  8.775% due 8/5/09(f)                             $  300         $   309
                                                                  -------
                                                                      702
                                                                  -------

VENEZUELA--6.3%
Republic of Venezuela
  10.750% due 9/19/13                                 300             322
  5.750% due 2/26/16                                  750             605
  9.250% due 9/15/27                                  400             400
Republic of Venezuela RegS
  7.000% due 12/1/18(f)                               500             429
                                                                  -------
                                                                    1,756
-------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $11,793)                                          12,043
-------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--47.6%

BAHAMAS--1.7%
Ultrapetrol Ltd.
  9.000% due 11/24/14 (Marine)                        500             477
                                                                  -------

BRAZIL--8.6%
CSN Islands VIII Corp. 144A
  9.750% due 12/16/13 (Steel)(c)                      500             563
CSN Islands VIII Corp. RegS
  9.750% due 12/16/13 (Steel)(f)                      500             561
Marfrig Overseas Ltd. RegS
  9.625% due 11/16/16 (Food Distributors)(f)          250             248
Morgan Stanley 144A
  10.090% due 5/3/17 (Investment Banking &
  Brokerage)(c)                                     2,000(h)        1,023
                                                                  -------
                                                                    2,395
                                                                  -------

COLOMBIA--1.7%
BanColombia S.A.
  6.875% due 5/25/17 (Regional Banks)                 500             465
                                                                  -------

CYPRUS--0.9%
Ritzio International Ltd. (Royal Bank of
  Scotland plc)
  10.000% due 7/27/10 (Diversified Banks)             250             238
                                                                  -------

GERMANY--2.5%
Kreditanstalt fuer Wiederaufbau (KFW)
  17.000% due 2/5/10 (Investment Banking &
  Brokerage)                                          800(k)          700
                                                                  -------


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

LUXEMBOURG--3.6%
Gazprom OAO (Gaz Capital SA) RegS
  7.288% due 8/16/37 (Integrated Oil & Gas)(f)     $1,000         $ 1,015
                                                                  -------

MEXICO--5.4%
America Movil S.A. de C.V. 144A
  8.460% due 12/18/36 (Wireless
  Telecommunication Services)(c)                    3,000(j)          259
Pemex Project Funding Master Trust
  8.625% due 12/1/23 (Oil & Gas
  Exploration & Production)                         1,000           1,255
                                                                  -------
                                                                    1,514
                                                                  -------

NETHERLANDS--7.8%
GTB Finance B.V.
  8.500% due 1/29/12 (Specialized Finance)            400             386
ING Bank NV
  7.500% due 3/7/08 (Other Diversified
  Financial Services)                                 200             199
Intergas Finance BV 144A
  6.375% due 5/14/17 (Oil & Gas Storage &
  Transportation)(c)                                  350             314
Kazkommerts International B.V. RegS
  7.500% due 11/29/16 (Diversified Banks)(f)          250             192
Majapahit Holding BV 144A (Electric Utilities)(c)
  7.750% due 10/17/16                                 850             857
  7.875% due 6/29/37                                  250             239
                                                                  -------
                                                                    2,187
                                                                  -------

RUSSIA--9.6%
Gazprom OAO (Gaz Capital SA) 144A
  7.288% due 8/16/37 (Oil & Gas
  Exploration & Production)(c)                        750             757
Gazprom OAO (Gazstream SA) RegS
  5.625% due 7/22/13 (Integrated Oil & Gas)(f)          6               6
OJSC Russian Agricultural Bank (RSHB Capital
  SA) 144A
  7.175% due 5/16/13 (Regional Banks)(c)              200             204
TNK-BP Finance SA 144A (Integrated Oil & Gas)(c)
  6.875% due 7/18/11                                  200             198
  7.500% due 7/18/16                                  400             389
  6.625% due 3/20/17                                  250             228
TNK-BP Finance SA RegS
  7.500% due 7/18/16 (Integrated Oil & Gas)(f)        400             387

Phoenix Emerging Markets Bond Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

RUSSIA--(CONTINUED)
Vimpelcom (UBS Luxembourg SA) RegS
  8.250% due 5/23/16 (Wireless
  Telecommunication Services)(f)                   $  500         $   503
                                                                  -------
                                                                    2,672
                                                                  -------

TURKEY--1.9%
Bosphorus Financial Services Ltd. RegS
  6.669% due 2/15/12 (Other Diversified
  Financial Services)(f)                              550             544
                                                                  -------

UKRAINE--1.4%
Kyivstar GSM (Dresdner Bank AG) 144A
  7.750% due 4/27/12 (Integrated
  Telecommunication Services)(c)                      250             250
The Export-Import Bank of Ukraine
  (Dresdner Bank AG)
  7.750% due 9/23/09 (Diversified Banks)              150             153
                                                                  -------
                                                                      403
                                                                  -------

UNITED STATES--2.5%
General Electric Capital Corp.
  9.500% due 8/4/10 (Consumer Finance)              4,000(j)          373
JPMorgan Chase & Co. 144A
  8.000% due 7/9/12 (Other Diversified
  Financial Services)(c)                           12,000(i)          329
                                                                  -------
                                                                      702
                                                                  -------
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $13,160)                                          13,312
-------------------------------------------------------------------------


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

FOREIGN COMMON STOCKS(d)--2.2%

BRAZIL--0.6%
Unibanco-Uniao de Bancos Brasileiros SA
  GDR (Diversified Banks)                           1,250             175
                                                                  -------

GREECE--0.9%
Navios Maritime Holdings, Inc. (Marine)             8,000              98
Paragon Shipping, Inc. (Marine)                     8,800             160
                                                                  -------
                                                                      258
                                                                  -------

RUSSIA--0.1%
Gazprom OAO (Gazstream SA) Sponsored ADR
  (Integrated Oil & Gas)                              200              11
                                                                  -------


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

VIETNAM--0.6%
Indochina Capital Vietnam Holdings Ltd.
  (Other Diversified Financial Services)(b)        17,600         $   163
                                                                  -------
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $672)                                                607
-------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.3%

iShares MSCI Taiwan Index Fund                      5,250              79
-------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $89)                                                  79
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.0%
(IDENTIFIED COST $25,964)                                          26,285


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

SHORT-TERM INVESTMENTS--4.9%

COMMERCIAL PAPER(l)--4.9%
Nicor, Inc.
  4.000% due 1/2/08                                $1,375           1,375
                                                                  -------
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,375)                                            1,375
-------------------------------------------------------------------------

TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $27,339)                                          27,660(a)

Other assets and liabilities, net--1.1%                               306
                                                                  -------
NET ASSETS--100.0%                                                $27,966
                                                                  =======

Phoenix Emerging Markets Bond Fund




(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $934 and gross depreciation of $783 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $27,509.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $6,638 (reported in 000's) or 23.7% of net assets.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(g) Par value represents Argentina Peso.
(h) Par value represents Brazilian Real.
(i) Par value represents Indian Rupee.
(j) Par value represents Mexican Peso.
(k) Par value represents Turkish Lira.
(l) The rate shown is the discount rate.

Note: Fund Liquidated on January 18, 2008.

Phoenix High Yield Fund

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

DOMESTIC CORPORATE BONDS--86.1%

ADVERTISING--1.8%
Affinion Group, Inc.
  10.125% due 10/15/13                             $  645        $    655
  11.500% due 10/15/15                              1,555           1,534
                                                                 --------
                                                                    2,189
                                                                 --------

AEROSPACE & DEFENSE--1.0%
L-3 Communications Corp.
  7.625% due 6/15/12                                  635             653
  5.875% due 1/15/15                                  550             534
                                                                 --------
                                                                    1,187
                                                                 --------

APPAREL, ACCESSORIES & LUXURY GOODS--1.5%
Levi Strauss & Co.
  9.750% due 1/15/15                                  250             251
  8.875% due 4/1/16(h)                              1,635           1,590
                                                                 --------
                                                                    1,841
                                                                 --------

ASSET MANAGEMENT & CUSTODY BANKS--1.3%
Nuveen Investment, Inc. 144A
  10.500% due 11/15/15(b)                           1,520           1,522
                                                                 --------

AUTO PARTS & EQUIPMENT--0.0%
CB Cambridge Industries Liquidating Trust
  Interests
  0.000% due 12/24/08(j) (f)                        5,164               6
                                                                 --------

AUTOMOTIVE RETAIL--1.9%
AutoNation, Inc.
  7.000% due 4/15/14                                1,080           1,029
Hertz Corp.(The)
  8.875% due 1/1/14                                 1,025           1,044
  10.500% due 1/1/16(h)                               145             151
                                                                 --------
                                                                    2,224
                                                                 --------

BROADCASTING & CABLE TV--4.1%
Clear Channel Communications, Inc.
  7.650% due 9/15/10                                3,085           3,171
EchoStar DBS Corp.
  7.125% due 2/1/16                                   960             984
United Artists Theatre Circuit, Inc.
  Series 95-A
  9.300% due 7/1/15(j)                                364             364


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

BROADCASTING & CABLE TV--(CONTINUED)
United Artists Theatre Circuit, Inc.
  Series AW-0
  9.300% due 7/1/15(j)                             $    2        $      2
United Artists Theatre Circuit, Inc.
  Series BD-1
  9.300% due 7/1/15(j)                                393             393
United Artists Theatre Circuit, Inc.
  Series BE-9
  9.300% due 7/1/15(j)                                 14              14
                                                                 --------
                                                                    4,928
                                                                 --------

BUILDING PRODUCTS--3.4%
Gibraltar Industries, Inc. Series B
  8.000% due 12/1/15                                2,045           1,851
Goodman Global Holdings, Inc.
  7.875% due 12/15/12                               2,090           2,163
                                                                 --------
                                                                    4,014
                                                                 --------

CASINOS & GAMING--8.5%
American Casino & Entertainment Properties LLC
  7.850% due 2/1/12                                   395             407
American Real Estate Partners LP/American
  Real Estate Finance Corp.
  8.125% due 6/1/12                                 1,515           1,475
  7.125% due 2/15/13                                  705             666
Indianapolis Downs LLC & Capital Corp. 144A
  11.000% due 11/1/12(b)                            1,250           1,213
MGM MIRAGE
  7.625% due 1/15/17(h)                             1,705           1,692
MGM MIRAGE, Inc.
 7.500% due 6/1/16                                    615             612
OED Corp./Diamond JO LLC
  8.750% due 4/15/12                                1,050           1,055
Penn National Gaming, Inc.
  6.750% due 3/1/15                                   985           1,004
Pinnacle Entertainment, Inc.
  8.750% due 10/1/13(h)                               580             593
Wynn Las Vegas LLC/Wynn Las Vegas Capital
  Corp. 144A
  6.625% due 12/1/14(b)                             1,530           1,511
                                                                 --------
                                                                   10,228
                                                                 --------

CATALOG RETAIL--1.5%
Harry & David Holdings, Inc.

Phoenix High Yield Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

CATALOG RETAIL--(CONTINUED)
  10.124% due 3/1/12(c)                            $1,390        $  1,314
  9.000% due 3/1/13                                   580             536
                                                                 --------
                                                                    1,850
                                                                 --------

COMMUNICATIONS EQUIPMENT--0.9%
Dycom Industries, Inc.
  8.125% due 10/15/15                               1,140           1,134
                                                                 --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.7%
Ahern Rentals, Inc.
  9.250% due 8/15/13                                1,610           1,364
Trinity Industries, Inc.
  6.500% due 3/15/14                                  725             716
                                                                 --------
                                                                    2,080
                                                                 --------

CONSUMER FINANCE--6.2%
Ford Motor Credit Co. LLC
  7.375% due 2/1/11                                   765             685
  9.875% due 8/10/11                                  360             341
  7.000% due 10/1/13(h)                             1,200           1,004
  8.000% due 12/15/16(h)                            1,565           1,331
GMAC LLC
  7.250% due 3/2/11                                 1,000             877
  6.000% due 12/15/11                               2,730           2,291
  6.750% due 12/1/14                                1,130             913
                                                                 --------
                                                                    7,442
                                                                 --------

DATA PROCESSING & OUTSOURCED SERVICES--1.4%
First Data Corp. 144A
  9.875% due 9/24/15(b)                             1,745           1,625
                                                                 --------

DISTRIBUTORS--0.4%
Susser Holdings Corp. 144A
  10.625% due 12/15/13(b)                             440             458
                                                                 --------

DIVERSIFIED CHEMICALS--2.0%
Huntsman International LLC
  7.875% due 11/15/14                               1,070           1,140
  7.375% due 1/1/15                                 1,165           1,229
                                                                 --------
                                                                    2,369
                                                                 --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.9%
FTI Consulting, Inc.
  7.750% due 10/1/16                                  565             590
Harland Clarke Holdings Corp.
  9.500% due 5/15/15(h)                             1,150           1,001


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--(CONTINUED)
  9.619% due 5/15/15(c)                            $  800        $    674
                                                                 --------
                                                                    2,265
                                                                 --------

DIVERSIFIED METALS & MINING--2.7%
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia)(d)
  8.375% due 4/1/17                                 3,045           3,273
                                                                 --------

ELECTRIC UTILITIES--1.8%
Reliant Energy, Inc.
  6.750% due 12/15/14                               2,125           2,141
                                                                 --------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.6%
Tronox Worldwide LLC/Tronox Finance Corp.
  9.500% due 12/1/12                                2,022           1,961
                                                                 --------

FOOD RETAIL--0.5%
Stater Brothers Holdings, Inc.
  8.125% due 6/15/12(h)                               640             635
                                                                 --------

HEALTH CARE EQUIPMENT--1.7%
HCA, Inc.
  9.250% due 11/15/16                               1,965           2,068
                                                                 --------

HEALTH CARE SERVICES--0.8%
Omnicare, Inc.
  6.875% due 12/15/15                               1,049             981
                                                                 --------

HOUSEWARES & SPECIALTIES--0.3%
American Greeetings Corp.
  7.375% due 6/1/16                                   380             371
                                                                 --------

INTEGRATED TELECOMMUNICATION SERVICES--4.0%
Hughes Network Systems LLC/Hughes Network
  Systems Finance Corp.
  9.500% due 4/15/14                                1,960           1,994
Qwest Corp.
  8.875% due 3/15/12                                  345             371
  6.500% due 6/1/17(h)                                735             704
Telcordia Technologies, Inc. 144A
  10.000% due 3/15/13(b) (h)                        2,215           1,772
                                                                 --------
                                                                    4,841
                                                                 --------

IT CONSULTING & OTHER SERVICES--0.5%
Unisys Corp.
  12.500% due 1/15/16                                 575             585
                                                                 --------

Phoenix High Yield Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

METAL & GLASS CONTAINERS--0.5%
AEP Industries, Inc.
  7.875% due 3/15/13(h)                            $  590        $    565
                                                                 --------

MOVIES & ENTERTAINMENT--0.7%
WMG Acquisition Corp.
  7.375% due 4/15/14                                  240             186
WMG Holdings Corp.
  0% due 12/15/14(c)                                  935             603
                                                                 --------
                                                                      789
                                                                 --------

OFFICE SERVICES & SUPPLIES--2.5%
IKON Office Solutions, Inc.
  7.750% due 9/15/15                                2,865           2,998
                                                                 --------

OIL & GAS EQUIPMENT & SERVICES--1.4%
Seitel, Inc.
  9.750% due 2/15/14                                1,890           1,621
                                                                 --------

OIL & GAS EXPLORATION & PRODUCTION--4.5%
Chesapeake Energy Corp.
  6.625% due 1/15/16                                1,815           1,783
Pioneer Natural Resources Co.
  6.650% due 3/15/17                                  415             402
  6.875% due 5/1/18                                 2,475           2,406
Plains Exploration & Production Co.
  7.000% due 3/15/17(h)                               815             784
                                                                 --------
                                                                    5,375
                                                                 --------

OIL & GAS STORAGE & TRANSPORTATION--1.8%
SemGroup LP 144A
  8.750% due 11/15/15(b)                            2,205           2,106
                                                                 --------

PACKAGED FOODS & MEATS--0.8%
Pilgrim's Pride Corp.
  8.375% due 5/1/17(h)                              1,015           1,000
                                                                 --------

PAPER PRODUCTS--3.1%
Exopac Holding Corp.
  11.250% due 2/1/14                                1,910           1,881
Mercer International, Inc.
  9.250% due 2/15/13(h)                             1,780           1,638
NewPage Corp. 144A
  10.000% due 5/1/12(b)                               145             146
                                                                 --------
                                                                    3,665
                                                                 --------


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

PRECIOUS METALS & MINERALS--1.0%
PNA Group, Inc.
  11.869% due 9/1/16                               $1,225        $  1,158
                                                                 --------

PUBLISHING--3.2%
Dex Media, Inc.
  8.000% due 11/15/13                                 575             543
Donnelley (RH) Corp. 144A
  8.875% due 10/15/17(b)                            1,615           1,502
Idearc, Inc.
  8.000% due 11/15/16                               1,925           1,776
                                                                 --------
                                                                    3,821
                                                                 --------

SEMICONDUCTORS--2.5%
Amkor Technology, Inc.(h)
  7.750% due 5/15/13                                1,170           1,107
  9.250% due 6/1/16                                   465             469
Freescale Semiconductor, Inc.(h)
  8.875% due 12/15/14                                 790             709
  10.125% due 12/15/16                                900             747
                                                                 --------
                                                                    3,032
                                                                 --------

SPECIALIZED FINANCE--0.8%
PNA Intermediate Holding Corp.
  (PIK Interest Capitalization) 144A
  11.869% due 2/15/13(b)                            1,025             933
                                                                 --------

SPECIALIZED REITS--3.1%
Felcor Lodging LP
  8.500% due 6/1/11                                 1,030           1,079
Host Hotels & Resorts LP Series O
  6.375% due 3/15/15(h)                             1,295           1,269
Ventas Realty LP/Ventas Capital Corp.
  6.750% due 4/1/17                                 1,400           1,393
                                                                 --------
                                                                    3,741
                                                                 --------

SPECIALTY STORES--1.4%
Morris Publishing Group LLC
  7.000% due 8/1/13                                 2,296           1,679
                                                                 --------

TOBACCO--3.0%
Alliance One International, Inc.
  11.000% due 5/15/12                               1,525           1,601
Reynolds American, Inc.
  7.300% due 7/15/15                                  455             473
  7.625% due 6/1/16                                   985           1,052

Phoenix High Yield Fund

                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

TOBACCO--(CONTINUED)
  7.750% due 6/1/18                                $  485        $    520
                                                                 --------
                                                                    3,646
                                                                 --------

TRADING COMPANIES & DISTRIBUTORS--0.7%
Ashtead Capital, Inc. 144A
  9.000% due 8/15/16(b)                               960             854
                                                                 --------

TRUCKING--1.7%
Avis Budget Car Rental LLC/Avis Budget
  Finance, Inc.
  7.750% due 5/15/16                                2,100           1,984
                                                                 --------
-------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $106,401)                                        103,185
-------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--8.3%

CANADA--4.0%
Cascades, Inc.
  7.250% due 2/15/13                                1,900           1,791
CHC Helicopter Corp.
  7.375% due 5/1/14                                   455             432
Dollarama Group LP 144A
  10.599% due 8/15/12(b) (c)                        1,160           1,166
Russel Metals, Inc.
  6.375% due 3/1/14                                 1,505           1,401
                                                                 --------
                                                                    4,790
                                                                 --------

CHINA--1.1%
NXP BV/NXP Funding LLC
  7.875% due 10/15/14                                 730             697
  9.500% due 10/15/15(h)                              650             597
                                                                 --------
                                                                    1,294
                                                                 --------

LUXEMBOURG--1.0%
Basell AF SCA 144A
  8.375% due 8/15/15(b) (h)                         1,510           1,227
                                                                 --------

POLAND--0.1%
Poland Telecom Finance BV Series B
  14.000% due 12/1/08(e) (j) (f)                    4,942              62
                                                                 --------

SINGAPORE--0.3%
Avago Technologies Finance Pte/Avago
  Technologies US/Avago Technologies Wireless
  10.125% due 12/1/13                                 430             452
                                                                 --------


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

UNITED KINGDOM--0.6%
Ineos Group Holdings plc 144A
  8.500% due 2/15/16(b) (h)                        $  800        $    716
                                                                 --------

UNITED STATES--1.2%
Stratos Global Corp.
  9.875% due 2/15/13(h)                             1,346           1,427
                                                                 --------
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $15,222)                                           9,968
-------------------------------------------------------------------------


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

DOMESTIC COMMON STOCKS--0.0%

COMMERCIAL PRINTING--0.0%
ACG Holdings, Inc.(j) (k)                              76               0
                                                                 --------
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $358)                                                  0
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.4%
(IDENTIFIED COST $121,981)                                        113,153
                                                                 --------


SHORT-TERM INVESTMENTS--19.1%

                                                 SHARES
                                               ----------

MONEY MARKET MUTUAL FUNDS--15.7%
State Street Navigator Prime Plus (4.201%
  seven-day effective yield)(g)                18,863,225          18,863
                                                                 --------


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------


FEDERAL AGENCY SECURITIES(i)--3.4%
FHLB
  3.150% due 1/2/08                                $2,000           2,000
  2.500% due 1/3/08                                 2,015           2,015
                                                                 --------
                                                                    4,015
                                                                 --------
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $22,878)                                          22,878
-------------------------------------------------------------------------

TOTAL INVESTMENTS--113.5%
(IDENTIFIED COST $144,859)                                        136,031(a)

Other assets and liabilities, net--(13.5)%                        (16,209)
                                                                 --------
NET ASSETS--100.0%                                               $119,822
                                                                 ========

Phoenix High Yield Fund



(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $735 and gross depreciation of $9,726 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $145,022.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $16,751 (reported in 000's) or 14.0% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Security in default.
(f) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2007, this security amounted to a value of $68 (reported in 000's) or 0.0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(g) Represents security purchased with cash collateral received for securities on loan.
(h) All or a portion of security is on loan.
(i) The rate shown is the discount rate.
(j) Illiquid security.

Phoenix Money Market Fund

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                FACE VALUE         VALUE
                                                   (000)           (000)
                                                ----------        -------

FEDERAL AGENCY SECURITIES--20.5%

FHLB
  4.350% due 1/7/08                                $2,035         $ 2,033
  4.300% due 1/9/08                                 2,245           2,243
  3.760% due 2/15/08(d)                               500             500
  3.790% due 4/29/08(d)                             1,500           1,498
  3.000% due 7/11/08(d)                             1,000             993
  4.700% due 10/9/08(d)                             2,000           2,000
  4.782% due 11/21/08(c) (d)                        2,000           2,000
  4.600% due 11/28/08(d)                            1,500           1,500
  4.500% due 12/11/08                               1,500           1,500
FHLMC(d)
  3.060% due 1/15/08                                  500             499
  5.000% due 2/8/08                                 1,640           1,641
  3.250% due 2/25/08                                  250             249
  5.750% due 4/15/08                                1,560           1,566
  3.000% due 7/22/08                                  800             794
-------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $19,016)                                          19,016
-------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--VARIABLE(c)--1.8%

SBA (Final Maturity 2/25/23)
  5.250% due 1/1/08(g)                                253             253
SBA (Final Maturity 1/25/21)
  5.000% due 1/1/08(g)                                 27              27
SBA (Final Maturity 10/25/22)
  5.250% due 1/1/08(g)                                424             424
SBA (Final Maturity 11/25/21)
  5.375% due 1/1/08(g)                                293             293
SBA (Final Maturity 2/25/23)
  5.250% due 1/1/08(g)                                196             196
SBA (Final Maturity 3/25/24)
  4.875% due 1/1/08(g)                                137             128
SBA (Final Maturity 5/25/21)
  5.250% due 1/1/08(g)                                114             114


                                                FACE VALUE         VALUE
                                                   (000)           (000)
                                                ----------        -------

SBA (Final Maturity 9/25/23)
  5.125% due 1/1/08(g)                             $  227         $   227
-------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE
(IDENTIFIED COST $1,662)                                            1,662
-------------------------------------------------------------------------

COMMERCIAL PAPER(f)--56.7%

ABN-AMRO N.A. Finance, Inc.
  5.000% due 1/15/08                                1,100           1,098
  5.020% due 1/15/08                                1,500           1,497
  5.250% due 1/15/08                                1,360           1,357
  5.000% due 3/10/08                                  900             891
Air Products & Chemicals, Inc.
  4.480% due 1/11/08                                1,695           1,693
Archer-Daniels-Midland Co.
  4.500% due 1/8/08                                 2,000           1,998
  4.460% due 1/10/08                                  900             899
  4.380% due 1/31/08                                1,900           1,893
Bank of America Corp.
  4.820% due 1/24/08                                1,700           1,695
  4.810% due 2/22/08                                1,460           1,450
Cargill, Inc.
  4.700% due 2/13/08                                2,500           2,486
  4.720% due 2/26/08                                1,750           1,737
Danaher Corp.
  4.350% due 1/23/08                                1,460           1,456
  5.350% due 1/29/08                                1,825           1,817
Danske Corp.
  4.670% due 2/1/08                                 1,605           1,599
Eaton Corp.
  4.250% due 1/2/08                                 1,665           1,665
General Electric Capital Corp.
  4.740% due 1/23/08                                  690             688
  4.570% due 2/4/08                                 2,040           2,031
  4.620% due 2/20/08                                1,400           1,391
Govco, Inc.
  5.100% due 1/16/08                                1,900           1,896
  4.700% due 1/30/08                                1,400           1,395
  4.430% due 2/15/08                                1,300           1,293
Harley-Davidson Funding Corp.
  4.480% due 2/21/08                                2,325           2,310
International Lease Finance Corp.
  4.750% due 1/28/08                                2,300           2,292

Phoenix Money Market Fund

                                                FACE VALUE         VALUE
                                                   (000)           (000)
                                                ----------        -------

  4.670% due 1/30/08                               $2,500         $ 2,491
Praxair, Inc.
  4.500% due 1/4/08                                 2,160           2,159
Private Export Funding Corp.
  4.760% due 1/31/08                                2,100           2,092
Toyota Motor Credit Corp.
  4.440% due 3/27/08                                2,500           2,474
UBS Finance Delaware LLC
  4.960% due 1/14/08                                1,451           1,448
  4.860% due 1/25/08                                1,735           1,729
  4.770% due 2/25/08                                1,600           1,588
-------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $52,508)                                          52,508
-------------------------------------------------------------------------

MEDIUM TERM NOTES--20.8%

Citigroup Global Markets Holdings, Inc.
  6.500% due 2/15/08                                1,500           1,502
Danske Bank A/S 144A (Denmark)
  4.919% due 1/22/08(b) (c) (e) (g)                 2,000           2,000
FleetBoston Financial Corp.
  3.850% due 2/15/08                                1,500           1,498
HSBC Finance Corp.
  5.836% due 2/15/08                                3,325           3,327
HSH Nordbank AG NY 144A (Germany)
  4.956% due 1/23/08(b) (c) (e) (g)                 5,000           5,000
National Australia Bank Ltd. 144A (Australia)
  5.240% due 1/7/08(b) (c) (e) (g)                  2,000           2,000
Nordea Bank AB 144A (Sweden)
  5.233% due 1/9/08(b) (c) (e) (g)                  2,000           2,000


                                                FACE VALUE         VALUE
                                                   (000)           (000)
                                                ----------        -------

Wells Fargo & Co.
  5.076% due 1/18/08(c) (g)                        $2,000         $ 2,000
-------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $19,327)                                          19,327
-------------------------------------------------------------------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $92,513)                                          92,513(a)

Other assets and liabilities, net--0.2%                               160
                                                                  -------
NET ASSETS--100.0%                                                $92,673
                                                                  =======

(a) Federal Income Tax Information: At December 31, 2007, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $11,000 (reported in 000's) or 11.87% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) The interest rate shown is the coupon rate.
(e) The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(f) The rate shown is the discount rate.
(g) The maturity date shown is the interest reset date.

Phoenix Multi-Sector Fixed Income Fund

                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

U.S. GOVERNMENT SECURITIES--3.6%

U.S. TREASURY BONDS--1.1%
U.S. Treasury Bond
  5.000% due 5/15/37                               $1,400        $  1,526
                                                                 --------
U.S. TREASURY NOTES--2.5%
U.S. Treasury Note
  4.250% due 11/15/17                               3,550           3,613
                                                                 --------
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $5,092)                                            5,139
-------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--3.1%

FNMA
  5.500% due 6/1/34                                 1,160           1,161
  6.000% due 3/1/36                                   737             749
  6.500% due 8/1/36                                   405             416
  6.000% due 10/1/36                                  186             189
FNMA 04-W6, 1A4
  5.500% due 7/25/34                                1,017           1,018
FNMA 05-57, CK
  5.000% due 7/25/35                                  537             536
FNMA 05-74, AG
  5.000% due 9/25/35                                  351             351
-------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,384)                                            4,420
-------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--1.3%

FHLMC
  5.200% due 3/5/19                                 1,900           1,902
-------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,865)                                            1,902
-------------------------------------------------------------------------

MUNICIPAL BONDS--2.6%

MASSACHUSETTS--0.2%
Commonwealth of Massachusetts General
  Obligation Series C (FSA Insured)
  5.500% due 12/1/17                                  270             309
                                                                 --------

MINNESOTA--1.1%
State of Minnesota
  5.000% due 8/1/19                                 1,500           1,650
                                                                 --------


                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement
  Funding Corp. Taxable Series A
  6.720% due 6/1/25                                $  287        $    285
                                                                 --------

TEXAS--1.1%
City of Dallas
  5.000% due 2/15/17                                1,400           1,532
                                                                 --------
-------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $3,763)                                            3,776
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.3%

Bombardier Capital Mortgage Securitization
  Corp. 99-A, A3
  5.980% due 1/15/18(d)                               935             912
Conseco Finance Securitizations Corp. 01-3, A4
  6.910% due 5/1/33(d)                                924             929
Dunkin Securitization 06-1, M1 144A
  8.285% due 6/20/31(b)                               690             697
Green Tree Financial Corp. 99-2, M2
  7.210% due 12/1/30(d)                               576              97
IndyMac Manufactured Housing Contract 98-1, A3
  6.370% due 9/25/28                                  746             725
MASTR Alternative Net Interest Margin 06-6, N1
  144A
  4.285% due 9/26/46(b) (d) (g)                        89               6
-------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,478)                                            3,366
-------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--27.8%

AEROSPACE & DEFENSE--1.2%
DRS Technologies, Inc.
  6.625% due 2/1/16                                   500             496
L-3 Communications Corp.
  7.625% due 6/15/12                                  425             437
  6.125% due 1/15/14                                  550             542
L-3 Communications Corp. Series B
  6.375% due 10/15/15                                 250             248
                                                                 --------
                                                                    1,723
                                                                 --------

Phoenix Multi-Sector Fixed Income Fund

                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

AIRLINES--2.7%
American Airlines, Inc. 01-1
  6.977% due 5/23/21                               $1,653        $  1,529
Continental Airlines, Inc. 98-1A
  6.648% due 3/15/19                                  499             501
Delta Air Lines, Inc. 00-1
  7.379% due 5/18/10                                  619             622
United Airlines, Inc. 00-2
  7.032% due 10/1/10                                  779             779
United Airlines, Inc. 01-1
  6.071% due 3/1/13                                   470             468
                                                                 --------
                                                                    3,899
                                                                 --------

APPLICATION SOFTWARE--0.2%
Intuit, Inc.
  5.750% due 3/15/17                                  265             261
                                                                 --------

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Janus Capital Group, Inc.
  6.250% due 6/15/12                                  375             384
                                                                 --------

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.
  7.450% due 7/16/31                                  375             280
                                                                 --------

AUTOMOTIVE RETAIL--0.3%
Hertz Corp.(The)
  8.875% due 1/1/14                                   350             357
  10.500% due 1/1/16                                  100             104
                                                                 --------
                                                                      461
                                                                 --------

BROADCASTING & CABLE TV--2.2%
Charter Communications Holdings I LLC
  11.750% due 5/15/14(d)                              175             112
Charter Communications Holdings I LLC/Charter
  Communications Holdings I Capital Corp.
  11.000% due 10/1/15                                 375             306
Comcast Cable Holdings LLC
  7.875% due 8/1/13                                   500             549
COX Communications, Inc.
  5.450% due 12/15/14                                 375             368
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
  6.375% due 6/15/15                                1,000             965
EchoStar DBS Corp.
  6.625% due 10/1/14                                  600             598


                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

BROADCASTING & CABLE TV--(CONTINUED)
Intelsat Corp.
  9.000% due 6/15/16                               $  200        $    202
                                                                 --------
                                                                    3,100
                                                                 --------

BUILDING PRODUCTS--1.3%
Building Materials Corp. of America
  7.750% due 8/1/14                                   390             300
Esco Corp. 144A
  8.625% due 12/15/13(b)                              600             603
Masco Corp.
  5.850% due 3/15/17                                  540             525
Owens Corning, Inc.
  6.500% due 12/1/16                                  495             454
                                                                 --------
                                                                    1,882
                                                                 --------

CASINOS & GAMING--0.9%
MGM Mirage
  8.500% due 9/15/10                                  300             313
Pokagon Gaming Authority 144A
  10.375% due 6/15/14(b)                              125             135
River Rock Entertainment Authority (The)
  9.750% due 11/1/11                                  250             262
Seminole Hard Rock Entertainment, Inc./Seminole
  Hard Rock International LLC 144A
  7.491% due 3/15/14(b) (d)                            75              72
Station Casinos, Inc.
  6.875% due 3/1/16                                   750             551
                                                                 --------
                                                                    1,333
                                                                 --------

CONSUMER FINANCE--2.9%
Ford Motor Credit Co. LLC
  7.875% due 6/15/10                                  385             355
  8.625% due 11/1/10                                  395             367
  9.875% due 8/10/11                                  345             327
  9.693% due 4/15/12(d)                                55              54
  7.800% due 6/1/12                                   340             298
GMAC LLC
  7.250% due 3/2/11                                 1,000             877
  6.875% due 9/15/11                                  400             343
  6.000% due 12/15/11                               1,000             839
Residential Capital LLC
  7.625% due 11/21/08                                 275             220
  8.375% due 6/30/15                                  305             186

Phoenix Multi-Sector Fixed Income Fund

                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

CONSUMER FINANCE--(CONTINUED)
SLM Corp.
  5.450% due 4/25/11                               $  300        $    276
                                                                 --------
                                                                    4,142
                                                                 --------

DATA PROCESSING & OUTSOURCED SERVICES--1.0%
Broadridge Financial Solutions, Inc.
  6.125% due 6/1/17                                   525             520
First Data Corp. 144A
  9.875% due 9/24/15(b)                               325             302
Western Union Co. (The)
  5.930% due 10/1/16                                  560             560
                                                                 --------
                                                                    1,382
                                                                 --------

DISTILLERS & VINTNERS--0.3%
Constellation Brands, Inc.
  8.375% due 12/15/14                                 165             166
  7.250% due 9/1/16                                   220             207
Constellation Brands, Inc. 144A
  7.250% due 5/15/17(b)                               120             112
                                                                 --------
                                                                      485
                                                                 --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.9%
Equifax, Inc.
  6.300% due 7/1/17                                 1,000           1,017
Mobile Mini, Inc. 144A
  6.875% due 5/1/15(b)                                250             230
                                                                 --------
                                                                    1,247
                                                                 --------

DIVERSIFIED METALS & MINING--1.2%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)
  6.875% due 2/1/14(e)                                320             325
Glencore Funding LLC 144A
  6.000% due 4/15/14(b)                             1,000           1,007
Neenah Foundry Co.
  9.500% due 1/1/17                                   500             405
                                                                 --------
                                                                    1,737
                                                                 --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
General Cable Corp.
  7.125% due 4/1/17                                   500             493
                                                                 --------

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc. Series B
  5.750% due 2/15/11                                  150             148
                                                                 --------


                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

GAS UTILITIES--0.3%
AmeriGas Partners LP
  7.250% due 5/20/15                               $  500        $    493
                                                                 --------

HEALTH CARE FACILITIES--0.3%
Psychiatric Solutions, Inc.
  7.750% due 7/15/15                                  375             376
                                                                 --------

HEALTH CARE SERVICES--0.3%
Quest Diagnostics, Inc.
  6.400% due 7/1/17                                   450             466
                                                                 --------

HEALTH CARE SUPPLIES--0.3%
Bausch & Lomb, Inc. 144A
  9.875% due 11/1/15(b)                               125             127
Viant Holdings, Inc. 144A
  10.125% due 7/15/17(b)                              295             272
                                                                 --------
                                                                      399
                                                                 --------

HOTELS, RESORTS & CRUISE LINES--0.8%
Royal Caribbean Cruises Ltd.
  6.875% due 12/1/13                                1,250           1,220
                                                                 --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
AES Corp. (The) 144A
  7.750% due 10/15/15(b)                              100             102
Texas Competitive Electric Holdings Co. LLC 144A
  10.250% due 11/1/15(b)                              200             199
                                                                 --------
                                                                      301
                                                                 --------

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
Qwest Corp.
  6.500% due 6/1/17                                   215             207
Windstream Corp.
  8.625% due 8/1/16                                   500             528
  7.000% due 3/15/19                                  250             239
                                                                 --------
                                                                      974
                                                                 --------

INVESTMENT BANKING & BROKERAGE--0.5%
BlackRock, Inc.
  6.250% due 9/15/17                                  225             232
Merrill Lynch & Co., Inc.
  6.110% due 1/29/37                                  500             443
                                                                 --------
                                                                      675
                                                                 --------

LEISURE PRODUCTS--0.2%
Hasbro, Inc.
  6.300% due 9/15/17                                  275             282
                                                                 --------

Phoenix Multi-Sector Fixed Income Fund

                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

LIFE SCIENCES TOOLS & SERVICES--0.4%
Fisher Scientific International, Inc.
  6.750% due 8/15/14                               $  600        $    616
                                                                 --------

METAL & GLASS CONTAINERS--0.4%
Plastipak Holdings, Inc. 144A
  8.500% due 12/15/15(b)                              500             502
                                                                 --------

MORTGAGE REITS--0.6%
iStar Financial, Inc. Series B
  5.950% due 10/15/13                               1,000             872
                                                                 --------

MOVIES & ENTERTAINMENT--0.5%
Time Warner, Inc.
  6.875% due 5/1/12                                   370             390
Viacom, Inc.
  6.250% due 4/30/16                                  375             378
                                                                 --------
                                                                      768
                                                                 --------

OFFICE ELECTRONICS--0.3%
Xerox Corp.
  6.750% due 2/1/17                                   350             365
                                                                 --------

OIL & GAS EQUIPMENT & SERVICES--0.1%
Helix Energy Solutions Group, Inc. 144A
  9.500% due 1/15/16(b)                               200             205
                                                                 --------

OIL & GAS EXPLORATION & PRODUCTION--1.1%
Forest Oil Corp. 144A
  7.250% due 6/15/19(b)                               700             707
Plains Exploration & Production Co.
  7.750% due 6/15/15                                  400             402
Swift Energy Co.
  7.625% due 7/15/11                                  500             505
                                                                 --------
                                                                    1,614
                                                                 --------

OIL & GAS REFINING & MARKETING--0.3%
Tesoro Corp.
  6.500% due 6/1/17                                   480             478
                                                                 --------

OIL & GAS STORAGE & TRANSPORTATION--0.3%
Kinder Morgan Management Co.
  5.700% due 1/5/16                                   400             364
                                                                 --------

PACKAGED FOODS & MEATS--0.3%
Tyson Foods, Inc.
  6.850% due 4/1/16                                   400             412
                                                                 --------


                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

PAPER PACKAGING--0.1%
Jefferson Smurfit Corp.
  8.250% due 10/1/12                               $  135        $    134
                                                                 --------

PAPER PRODUCTS--0.3%
Verso Paper Holdings LLC & Verso Paper,
  Inc. Series B
  11.375% due 8/1/16                                  375             383
                                                                 --------

PUBLISHING--0.8%
Donnelley (RH) Corp. 144A
  8.875% due 10/15/17(b)                              275             256
Idearc, Inc.
  8.000% due 11/15/16                                 500             461
Reader's Digest Association, Inc. (The) 144A
  9.000% due 2/15/17(b)                               500             421
                                                                 --------
                                                                    1,138
                                                                 --------

RESTAURANTS--0.0%
Outback Steakhouse, Inc. 144A
  10.000% due 6/15/15(b)                               50              37
                                                                 --------

SPECIALIZED FINANCE--0.3%
Yankee Acquisition Corp. Series B
  9.750% due 2/15/17                                  535             492
                                                                 --------

SPECIALIZED REITS--1.2%
Health Care REIT, Inc.
  5.875% due 5/15/15                                1,000             958
Host Hotels & Resorts LP
  6.875% due 11/1/14                                  400             400
Realty Income Corp.
  6.750% due 8/15/19                                  425             439
                                                                 --------
                                                                    1,797
                                                                 --------

STEEL--0.2%
Steel Dynamics, Inc. 144A
  7.375% due 11/1/12(b)                               225             227


TOBACCO--0.6%
Reynolds American, Inc.
  7.300% due 7/15/15                                  500             522
  7.625% due 6/1/16                                   375             400
                                                                 --------
                                                                      922
                                                                 --------

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc. Series D
  7.375% due 8/1/15                                   650             640
                                                                 --------

Phoenix Multi-Sector Fixed Income Fund

                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

-------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $41,605)                                          40,109
-------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--9.2%

Adjustable Rate Mortgage Trust 05-3, 2A1
  4.695% due 7/25/35(d)                            $  904        $    895
American Home Mortgage Assets 07-2, M4
  5.395% due 3/25/47(d) (h)                           644             448
American Tower Trust L 07-1A, C 144A
  5.615% due 4/15/37(b)                               750             704
Bear Stearns Commercial Mortgage Securities
  07-PW18, AM
  6.084% due 6/11/49(d)                               725             729
Bear Stearns Structured Products, Inc.
  04-15, A2 144A
  0% due 11/27/34(b)                                  146             139
Bear Stearns Structured Products, Inc.
  05-10 144A
  7.365% due 4/26/35(b) (d)                           390             367
Bear Stearns Structured Products, Inc.
  05-20N, B 144A
  8.289% due 10/25/45(b) (d)                          750             603
Chase Mortgage Finance Corp. 06-A1, 4A1
  6.044% due 9/25/36(d)                             1,223           1,236
Citicorp Mortgage Securities, Inc. 06-7,
  1A1
  6.000% due 12/25/36                                 976             982
First Horizon Asset Securities, Inc. 05-AR1,
  2A1
  5.012% due 4/25/35(d)                               646             650
Franchise Mortgage Acceptance Co. Loan
  Receivables Trust 98-CA, A2 144A
  6.660% due 1/15/12(b)                               200             192
Harborview Net Interest Margin Corp. 06-12,
  N1 144A
  6.409% due 12/19/36(b)                               74              73
IndyMac Index Mortgage Loan Trust 06-AR25, 3A1
  6.368% due 9/25/36(d)                             1,020           1,022
Lehman Brothers-UBS Commercial Mortgage Trust
  07-C2, H 144A
  6.180% due 2/15/40(b) (d)                           850             577
Lehman XS Net Interest Margin 06-GPM5, A1 144A
  6.250% due 10/28/46(b)                              134             133
Lehman XS Net Interest Margin 06-GPM7, A1 144A
  6.250% due 12/28/46(b)                              119             118


                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

MASTR Resecuritization Trust 05-1 144A
  5.000% due 10/28/34(b)                           $  334        $    317
Residential Accredit Loans, Inc. 02-QS12, B1
  6.250% due 9/25/32                                  402             334
Residential Accredit Loans, Inc. 05-QA4, A5
  5.450% due 4/25/35(d)                               840             825
Structured Asset Securities Corp. 03-32, 1A1
  5.210% due 11/25/33(d)                              544             534
Structured Asset Securities Corp. 05-1, 6A1
  6.000% due 2/25/35                                  895             888
Timberstar Trust 06-1, C 144A
  5.884% due 10/15/36(b)                            1,000             922
Wells Fargo Mortgage Backed Securities Trust
  05-5, 1A1
  5.000% due 5/25/20                                  566             558
-------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $14,018)                                          13,246
-------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--18.8%

ARGENTINA--1.7%
Republic of Argentina PIK Interest
  Capitalization
  8.280% due 12/31/33                               1,141           1,098
Republic of Argentina Series GDP
  0% due 12/15/35(d)                               12,493           1,443
                                                                 --------
                                                                    2,541
                                                                 --------

AUSTRALIA--2.1%
Commonwealth of Australia Series 909
  7.500% due 9/15/09                                3,375(j)        2,995
                                                                 --------

BRAZIL--3.0%
Federative Republic of Brazil
  12.500% due 1/5/16                                2,309(k)        1,412
  12.500% due 1/5/22                                1,125(k)          708
  10.250% due 1/10/28                               2,050(k)        1,107
  11.000% due 8/17/40                                 840           1,123
                                                                 --------
                                                                    4,350
                                                                 --------

CANADA--1.0%
Commonwealth of Canada
  4.250% due 9/1/09                                 1,400(l)        1,429
                                                                 --------

GERMANY--0.3%
Federal Republic of Germany 144A
  3.250% due 4/17/09(b)                               265(m)          383
                                                                 --------

Phoenix Multi-Sector Fixed Income Fund

                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

HUNGARY--0.5%
Republic of Hungary
  6.250% due 4/24/09                              125,000(n)     $    711
                                                                 --------

INDONESIA--0.2%
Republic of Indonesia 144A
  7.250% due 4/20/15(b)                          $    350             371
                                                                 --------

NEW ZEALAND--1.1%
Commonwealth of New Zealand Series 708
  6.000% due 7/15/08                                2,110(o)        1,611
                                                                 --------

NORWAY--1.4%
Kingdom of Norway
  5.500% due 5/15/09                               10,575(p)        1,969
                                                                 --------

PHILIPPINES--0.7%
Republic of Philippines
  7.750% due 1/14/31                                  850             985
                                                                 --------

RUSSIA--0.1%
Russian Federation RegS
  7.500% due 3/31/30(d) (f)                           149             170
                                                                 --------

SINGAPORE--0.3%
Singapore Government
  2.500% due 10/1/12                                  550(r)          386
                                                                 --------

SOUTH AFRICA--0.5%
Republic of South Africa Series R153
  13.000% due 8/31/10                               4,600(s)          729
                                                                 --------

SWEDEN--0.3%
Kingdom of Sweden Series 1043
  5.000% due 1/28/09                                3,125(t)          487
                                                                 --------

TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
  9.875% due 10/1/09(f)                               135             148
                                                                 --------

TURKEY--2.0%
Republic of Turkey
  0% due 5/6/09                                     2,150(u)        1,491
  9.000% due 6/30/11                                  500             559
  11.500% due 1/23/12                                 450             547
  7.250% due 3/15/15                                  250             269
                                                                 --------
                                                                    2,866
                                                                 --------


                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

UKRAINE--0.2%
Republic of Ukraine 144A
  6.580% due 11/21/16(b)                           $  250        $    246
                                                                 --------

VENEZUELA--3.3%
Republic of Venezuela
  7.650% due 4/21/25                                  750             643
  9.250% due 9/15/27                                1,975           1,975
Republic of Venezuela RegS
  5.375% due 8/7/10(f)                              2,260           2,130
                                                                 --------
                                                                    4,748
                                                                 --------
-------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $25,689)                                          27,125
-------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--14.1%

BRAZIL--1.2%
GTL Trade Finance, Inc. 144A
  7.250% due 10/20/17(b)                              545             554
Morgan Stanley 144A
  10.090% due 5/3/17(b)                             1,000(k)          511
Vale Overseas Ltd.
  6.250% due 1/11/16                                  500             504
  6.250% due 1/23/17(i)                               140             141
                                                                 --------
                                                                    1,710
                                                                 --------

CANADA--1.0%
Catalyst Paper Corp.
  7.375% due 3/1/14                                   375             285
EnCana Corp.
  5.900% due 12/1/17                                  240             246
European Investment Bank 144A
  4.600% due 1/30/37(b)                               375(l)          372
Rogers Wireless Communications, Inc.
  6.375% due 3/1/14                                   575             593
                                                                 --------
                                                                    1,496
                                                                 --------

CHILE--0.8%
Empresa Nacional de Electricidad SA
  8.350% due 8/1/13                                   350             397
Petropower I Funding Trust 144A
  7.360% due 2/15/14(b)                               712             712
                                                                 --------
                                                                    1,109
                                                                 --------

CYPRUS--0.1%
ABH Financial Ltd. (Alfa Markets Ltd.) 144A
  8.200% due 6/25/12(b)                               150             141
                                                                 --------

Phoenix Multi-Sector Fixed Income Fund

                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

EGYPT--0.2%
Orascom Telecom Finance SCA 144A
  7.875% due 2/8/14(b)                             $  300        $    285
                                                                 --------

GERMANY--0.3%
Aries Vermoegensverwaltung GmbH 144A
  7.750% due 10/25/09(b)                              250(m)          397
                                                                 --------

HONG KONG--0.3%
China Properties Group Ltd. 144A
  9.125% due 5/4/14(b)                                500             411
                                                                 --------

INDIA--0.2%
ICICI Bank Ltd. 144A
  6.375% due 4/30/22(b) (d)                           375             340
                                                                 --------

JAPAN--0.5%
Resona Bank Ltd. 144A
  5.850% due 9/29/49(b) (d)                           750             698
                                                                 --------

KAZAKHSTAN--0.8%
Kazkommerts International BV RegS
  8.000% due 11/3/15(f)                               250             206
TengizChevroil Finance Co. S.A.R.L. 144A
  6.124% due 11/15/14(b)                            1,000             948
                                                                 --------
                                                                    1,154
                                                                 --------

LUXEMBOURG--0.3%
TNK-BP Finance SA 144A
  7.500% due 3/13/13(b)                               325             326
Tyco Electronic Group SA 144A
  6.000% due 10/1/12(b)                               125             128
                                                                 --------
                                                                      454
                                                                 --------

MALAYSIA--0.5%
Malaysia International Shipping Corp. Capital Ltd. 144A
  6.125% due 7/1/14(b)                                750             775
                                                                 --------

MEXICO--0.2%
Vitro S.A. de C.V.
  8.625% due 2/1/12                                   370             350
                                                                 --------

NETHERLANDS--0.6%
Majapahit Holding BV 144A
  7.250% due 6/28/17(b)                               825             794
                                                                 --------


                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

RUSSIA--3.1%
European Bank for Reconstruction & Development
  6.000% due 2/14/12                               28,400(q)     $  1,124
Gazprom International SA 144A
  7.201% due 2/1/20(b)                            $   906             921
Gazprom OAO (Gaz Capital SA) 144A(b)
  6.212% due 11/22/16                                 935             900
  6.510% due 3/7/22                                   315             300
OJSC AK Transneft (TransCapitalInvest Ltd.)
  144A
  5.670% due 3/5/14(b)                                390             374
OJSC Vimpel Communications (UBS Luxembourg SA)
  144A
  8.375% due 10/22/11(b)                              500             513
Russian Agricultural Bank OJSC (RSHB Capital SA)
  144A
  6.299% due 5/15/17(b)                               380             361
                                                                 --------
                                                                    4,493
                                                                 --------

SINGAPORE--0.4%
UOB Cayman Ltd. 144A
  5.796% due 12/29/49(b) (d)                          500             498
                                                                 --------

SOUTH KOREA--1.1%
Hynix Semiconductor, Inc. 144A
  7.875% due 6/27/17(b)                               700             635
Woori Bank 144A
  6.125% due 5/3/16(b) (d)                          1,000           1,006
                                                                 --------
                                                                    1,641
                                                                 --------

SWITZERLAND--0.2%
Petroplus Finance Ltd. 144A
  6.750% due 5/1/14(b)                                375             351
                                                                 --------

UNITED ARAB EMIRATES--0.6%
Abu Dhabi National Energy Co. 144A
  5.875% due 10/27/16(b)                              825             809
                                                                 --------

UNITED KINGDOM--0.6%
Ineos Group Holdings plc 144A
  8.500% due 2/15/16(b)                               500             447
Vodafone Group plc
  6.150% due 2/27/37                                  375             372
                                                                 --------
                                                                      819
                                                                 --------

UNITED STATES--0.6%
Nova Chemicals Corp.
  7.863% due 11/15/13(d)                              975             916
                                                                 --------

Phoenix Multi-Sector Fixed Income Fund

                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

VENEZUELA--0.5%
Petroleos de Venezuela S.A.
  5.250% due 4/12/17                               $  950        $    677
                                                                 --------
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $20,956)                                          20,318
-------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.2%

PHARMACEUTICALS--0.2%
Par Pharmaceutical Cos., Inc.
  2.875% due 9/30/10                                  300             278
                                                                 --------
-------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $264)                                                278
-------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS--12.4%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F
  6.875% due 3/31/14(d)                               125             125
                                                                 --------

ALTERNATIVE CARRIERS--0.6%
Level 3 Communications, Inc. Tranche B
  7.605% due 3/13/14(d)                                90              86
Time Warner Telecom Holdings Tranche B
  8.471% due 1/7/13(d)                                750             725
                                                                 --------
                                                                      811
                                                                 --------

APPAREL RETAIL--0.6%
Hanesbrands, Inc. Tranche B
  6.711% due 9/5/13(d)                                157             153
HBI Branded Apparel Ltd., Inc. Tranche 2
  9.110% due 3/15/14(d)                               200             200
Totes Isotoner Corp. Tranche 2
  11.360% due 1/16/14(d)                              500             470
                                                                 --------
                                                                      823
                                                                 --------

APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The) Tranche
  7.198% due 10/24/12(d)                              304             293
                                                                 --------

ASSET MANAGEMENT & CUSTODY BANKS--0.0%
Nuveen Investments, Inc. Tranche B
  7.841% due 11/13/14(d)                               64              63
                                                                 --------

AUTO PARTS & EQUIPMENT--0.5%
Mark IV Industries, Inc. Tranche 2
  11.100% due 12/19/11(d)                             175             158


                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

AUTO PARTS & EQUIPMENT--(CONTINUED)
Mark IV Industries, Inc. Tranche B
  7.862% due 6/21/11(d)                            $  595        $    558
                                                                 --------
                                                                      716
                                                                 --------

AUTOMOBILE MANUFACTURERS--0.5%
Ford Motor Co. Tranche B
  8.700% due 12/15/13(d)                              374             347
General Motors Corp. Tranche B
  7.615% due 11/29/13(d)                              471             444
                                                                 --------
                                                                      791
                                                                 --------

AUTOMOTIVE RETAIL--0.2%
Hertz Corp. Letter of Credit
  7.110% due 12/21/12(d)                               50              49
Hertz Corp. Tranche B
  7.100% due 12/21/12(d)                              237             232
                                                                 --------
                                                                      281
                                                                 --------

BROADCASTING & CABLE TV--0.5%
Charter Communications Operating LLC Tranche
  6.990% due 3/6/14(d)                                744             697
                                                                 --------

CASINOS & GAMING--0.1%
Wimar Operating Co. LLC Tranche B
  7.610% due 1/3/12(d)                                 83              82
                                                                 --------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
First Data Corp. Tranche B3
  7.710% due 9/24/14(d)                               500             476
                                                                 --------

DEPARTMENT STORES--0.8%
Neiman-Marcus Group, Inc. (The) Tranche
  7.346% due 4/6/13(d)                              1,213           1,167
                                                                 --------

DIVERSIFIED CHEMICALS--0.5%
Celanese Holdings LLC Tranche B
  8.141% due 3/30/14(d)                               750             718
                                                                 --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Letter of Credit
  7.360% due 1/26/14(d)                                11              11
ARAMARK Corp. Tranche B
  7.470% due 1/26/14(d)                               158             149
                                                                 --------
                                                                      160
                                                                 --------

ELECTRIC UTILITIES--0.2%
Energy Future Holdings Tranche B2
  8.645% due 10/10/14(d)                              265             260
                                                                 --------

Phoenix Multi-Sector Fixed Income Fund

                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Baldor Electric Co. Tranche
  6.859% due 1/31/14(d)                            $  373        $    368
                                                                 --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Metrologic Instruments, Inc. Tranche
  8.070% due 12/21/13(d)                              248             240
                                                                 --------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc. Letter of Credit A
  7.071% due 3/28/14(d)                               122             117
Allied Waste North America, Inc. Tranche B
  7.170% due 3/28/14(d)                               230             221
                                                                 --------
                                                                      338
                                                                 --------

HEALTH CARE FACILITIES--0.5%
HCA, Inc. Tranche B
  7.610% due 11/16/13(d)                              263             254
Health Management Associates, Inc. Tranche B
  7.110% due 2/28/14(d)                               199             186
LifePoint Hospitals, Inc. Tranche B
  7.165% due 4/15/12(d)                               227             218
                                                                 --------
                                                                      658
                                                                 --------

HOUSEWARES & SPECIALTIES--0.1%
Yankee Candle Co., Inc. Tranche B
  8.891% due 2/6/14(d)                                150             141
                                                                 --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
NRG Energy, Inc. Letter of Credit L
  7.110% due 2/1/13(d)                                669             668
NRG Energy, Inc. Tranche B1
  7.110% due 2/1/13(d)                                275             262
                                                                 --------
                                                                      930
                                                                 --------

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche B1
  7.570% due 8/24/11(d)                               460             456
                                                                 --------

LEISURE FACILITIES--0.3%
AMF Bowling Worldwide, Inc. Tranche B
  8.208% due 5/17/13(d)                               524             495
                                                                 --------

OIL & GAS DRILLING--0.2%
Hercules Offshore, Inc. Tranche
  7.110% due 7/11/13(d)                               249             243
                                                                 --------


                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

OIL & GAS EQUIPMENT & SERVICES--0.3%
Helix Energy Solutions Group, Inc. Tranche
  6.847% due 7/1/13(d)                             $  386        $    372
                                                                 --------

PAPER PRODUCTS--1.3%
Georgia-Pacific Corp. Tranche A
  7.109% due 12/20/10(d)                              394             383
Georgia-Pacific Corp. Tranche B1
  7.110% due 12/20/12(d)                              663             634
NewPage Corp. Tranche B(d)
  7.625% due 5/2/11                                   800             800
  9.891% due 12/20/14                                 125             121
                                                                 --------
                                                                    1,938
                                                                 --------

PUBLISHING--0.8%
Idearc, Inc. Tranche B
  7.200% due 11/17/14(d)                              993             948
Tribune Co. Tranche B
  8.360% due 5/17/14(d)                               214             183
                                                                 --------
                                                                    1,131
                                                                 --------

RESTAURANTS--0.3%
Burger King Corp. Tranche B1
  6.875% due 6/30/12(d)                               375             369
                                                                 --------

SPECIALIZED FINANCE--0.9%
Solar Capital Corp. Tranche
  7.937% due 2/28/14(d)                             1,422           1,376
                                                                 --------

SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
  7.860% due 12/16/11(d)                              124             121
                                                                 --------

TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc. Letter of Credit
  7.320% due 2/14/11                                   70              69
United Rentals, Inc. Tranche B
  7.720% due 2/14/11(d)                               166             162
                                                                 --------
                                                                      231
                                                                 --------

WIRELESS TELECOMMUNICATION SERVICES--0.7%
ALLTEL Communications, Inc. Tranche B3
  9.029% due 5/15/15(d)                               375             360

Phoenix Multi-Sector Fixed Income Fund

                                                 PAR VALUE        VALUE
                                                   (000)          (000)
                                                 ---------       --------

WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
Cricket Communications, Inc. Tranche B1
  8.117% due 6/16/13(d)                            $  617        $    610
                                                                 --------
                                                                      970
                                                                 --------
-------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $18,381)                                          17,840
-------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS--0.6%

GERMANY--0.5%
Fresenius Medical Care AG & Co. KGaA Tranche B
  6.700% due 3/31/13(d)                               676             658
                                                                 --------

UNITED STATES--0.1%
Bausch & Lomb, Inc. Tranche
  8.127% due 4/11/15(d)                               153(m)          222
                                                                 --------
-------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $891)                                                880
-------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES--0.2%

INDONESIA--0.2%
Republic of Indonesia (Citigroup, Inc.)
  11.867% due 6/15/09                                 380             335
                                                                 --------
-------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $350)                                                335
-------------------------------------------------------------------------


                                                  SHARES
                                                  -------

DOMESTIC CONVERTIBLE PREFERRED STOCKS--0.2%

DIVERSIFIED METALS & MINING--0.2%
Vale Capital Ltd. 5.500%                            4,000             259
                                                                 --------
-------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $200)                                                259
-------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(c)               137,550               1
                                                                 --------

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(c) (g) (h)                     3,650               0
                                                                 --------
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $605)                                                  1
-------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.9%

DIAMONDS(R) Trust Series I                          7,811           1,035


                                                                   VALUE
                                                  SHARES           (000)
                                                  -------         -------

iShares MSCI EAFE(R) Index Fund                    13,460        $  1,057
iShares Russell 2000(R) Index Fund                  4,769             363
PowerShares QQQ                                     7,000             359
-------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $2,890)                                            2,814
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $144,431)                                        141,808
                                                                 --------


                                                 PAR VALUE         VALUE
                                                   (000)           (000)
                                                 ---------        -------

SHORT-TERM INVESTMENTS--1.9%

COMMERCIAL PAPER(v)--1.9%
Eaton Corp.
  4.250% due 1/2/08                                $2,710           2,710
                                                                 --------
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,710)                                            2,710
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $147,141)                                        144,518(a)

Other assets and liabilities, net--(0.2)%                            (317)
                                                                 --------
NET ASSETS--100.0%                                               $144,201
                                                                 ========

At December 31, 2007, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                              Net Unrealized
 Contract to                       Settlement                  Appreciation
   Receive      In Exchange for       Date        Value       (Depreciation)
------------------------------------------------------------------------------
 JPY 158,046       USD 1,483        2/29/08     $   1,424       $      (59)
                                                                ----------

             USD United States Dollar        JPY Japanese Yen

Phoenix Multi-Sector Fixed Income Fund



(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,034 and gross depreciation of $4,125 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $147,609.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $25,571 (reported in 000's) or 17.7% of net assets.
(c) Non-income producing.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(g) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2007, this security amounted to a value of $6 (reported in 000's) or 0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(h) Illiquid Security.
(i) All or a portion segregated as collateral for forward currency contracts.
(j) Par value represents Australian Dollar.
(k) Par value represents Brazilian Real.
(l) Par value represents Canadian Dollar.
(m) Par value represents Euro.
(n) Par value represents Hungarian Forint.
(o) Par value represents New Zealand Dollar.
(p) Par value represents Norwegian Krone.
(q) Par value represents Russian Ruble.
(r) Par value represents Singapore Dollar.
(s) Par value represents South African Rand.
(t) Par value represents Swedish Krona.
(u) Par value represents Turkish Lira.
(v) The rate shown is the discount rate.

Phoenix Multi-Sector Short Term Bond Fund


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

U.S. GOVERNMENT SECURITIES--2.8%


U.S. TREASURY NOTES--2.8%
U.S. Treasury Note
  3.125% due 11/30/09                             $ 38,000        $   38,042
  4.125% due 8/31/12                                 2,000             2,059
  3.375% due 11/30/12                               10,500            10,465
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $50,409)                                             50,566
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--7.3%

FHLMC
  4.650% due 10/10/13                                4,785             4,760
  6.000% due 8/1/34                                  2,453             2,493
FNMA
  5.500% due 1/1/17                                    902               915
  6.000% due 5/1/17                                    266               272
  5.500% due 8/1/17                                    147               149
  4.500% due 4/1/18                                  1,824             1,795
  5.000% due 4/1/18                                  1,737             1,741
  5.000% due 10/1/19                                 3,177             3,183
  5.500% due 2/1/20                                  1,075             1,089
  5.500% due 3/1/20                                  5,289             5,359
  5.500% due 4/1/20                                  1,868             1,893
  5.000% due 6/1/20                                  5,141             5,146
  5.000% due 8/1/20                                  6,397             6,404
  6.000% due 12/1/32                                   340               347
  5.500% due 2/1/33                                    850               851
  5.500% due 5/1/34                                  2,872             2,873
  6.000% due 8/1/34                                  4,127             4,199
  5.500% due 10/1/34                                 2,692             2,692
  6.000% due 10/1/34                                 3,976             4,043
  5.500% due 11/1/34                                 5,739             5,739
  6.000% due 11/1/34                                 2,885             2,933
  5.500% due 12/1/34                                 1,754             1,752
  5.500% due 1/1/35                                  6,693             6,693
  5.500% due 2/1/35                                  3,261             3,261
  5.500% due 3/1/35                                  3,284             3,282
  5.500% due 4/1/35                                  3,760             3,760
  6.500% due 8/1/36                                 11,434            11,755
  6.000% due 10/1/36                                 6,482             6,584
  6.000% due 1/1/37                                  7,022             7,132


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

FNMA 04-W6, 1A4
  5.500% due 7/25/34                              $ 10,280        $   10,281
FNMA 05-57, CK
  5.000% due 7/25/35                                 4,073             4,068
FNMA 05-65, DK
  5.000% due 8/25/35                                 3,023             3,018
FNMA 05-65, PJ
  5.000% due 8/25/35                                 5,101             5,092
FNMA 05-74, AG
  5.000% due 9/25/35                                 2,564             2,561
FNMA 05-80, AD
  5.500% due 9/25/35                                 4,645             4,616
GNMA
  6.500% due 7/15/31                                    57                59
  6.500% due 8/15/31                                   144               149
  6.500% due 11/15/31                                  105               109
  6.500% due 2/15/32                                    72                74
  6.500% due 4/15/32                                   350               362
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $132,664)                                           133,484
----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--2.3%

FHLB
  6.000% due 6/29/22                                 8,995             9,299
FHLMC
  5.375% due 1/9/14                                 12,495            12,591
  5.200% due 3/5/19                                 20,010            20,028
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $40,971)                                             41,918
----------------------------------------------------------------------------

MUNICIPAL BONDS--3.9%


CALIFORNIA--0.1%
Fresno County Pension Obligation Taxable
  (FGIC Insured)
  6.060% due 8/15/09                                 1,915             1,963
                                                                  ----------

COLORADO--0.6%
Colorado Department of Transportation
  (AMBAC Insured)
  6.000% due 6/15/11                                 9,675            10,381
                                                                  ----------

Phoenix Multi-Sector Short Term Bond Fund


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

CONNECTICUT--0.2%
Mashantucket Western Pequot Tribe Taxable
  Series A 144A (MBIA Insured)
  6.910% due 9/1/12 (b)                           $  3,000        $    3,172
                                                                  ----------

GEORGIA--0.7%
State of Georgia Series C
  5.250% due 7/1/16                                  4,845             5,095
  5.250% due 7/1/18                                  6,940             7,299
                                                                  ----------
                                                                      12,394
                                                                  ----------

MARYLAND--0.4%
State of Maryland
  5.000% due 8/1/10                                  7,385             7,737
                                                                  ----------

MASSACHUSETTS--0.4%
Commonwealth of Massachusetts General
  Obligation Series C (FSA Insured)
  5.500% due 12/1/17                                 6,540             7,491
                                                                  ----------

NEW YORK--0.4%
New York State Dormitory Authority Higher
  Education Taxable Series B
  3.350% due 12/15/09                                2,500             2,453
Sales Tax Asset Receivable Corp. Taxable
  Series B (FGIC Insured)
  3.830% due 10/15/09                                5,000             4,937
                                                                  ----------
                                                                       7,390
                                                                  ----------

PENNSYLVANIA--0.4%
Philadelphia School District Taxable
  Series C (FSA Insured)
  4.110% due 7/1/08                                  2,470             2,465
  4.200% due 7/1/09                                  2,570             2,558
  4.290% due 7/1/10                                  2,255             2,240
  4.430% due 7/1/11                                  1,015             1,007
                                                                  ----------
                                                                       8,270
                                                                  ----------

SOUTH DAKOTA--0.0%
South Dakota State Educational Enhancement
  Funding Corp. Taxable Series A
  6.720% due 6/1/25                                    146               145
                                                                  ----------

TEXAS--0.6%
Houston Independent School District
  (FSA Insured)
  5.500% due 7/15/18                                 9,675            10,426
                                                                  ----------


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

WASHINGTON--0.1%
Washington State Housing Trust Fund Taxable
  Series T
  5.000% due 7/1/08                               $  1,000        $    1,003
                                                                  ----------
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $70,233)                                             70,372
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--8.0%

AmeriCredit Automobile Receivables
  Trust 06-1, E 144A
  6.620% due 5/6/13(b)                               2,397             2,388
Amerifirst Home Improvement Finance Trust 06-1
  9.753% due 7/17/17(c)                              4,536             4,536
Bayview Financial Acquisition Trust 06-B, 1A2
  5.800% due 4/28/36(c)                              4,000             3,956
Bombardier Capital Mortgage Securitization Corp.
  99-A, A3
  5.980% due 1/15/18(c)                              3,165             3,086
Capital Auto Receivables Asset Trust
  06-1, D 144A
  7.160% due 1/15/13(b)                              2,000             2,052
Capital One Auto Finance Trust 06-A, A3
  5.330% due 11/15/10                                3,734             3,735
Carmax Auto Owner Trust 05-1, C
  4.820% due 10/15/11                                4,135             4,107
Chase Funding Mortgage Loan Asset-Backed
  Certificates 04-1, 1A4
  4.111% due 8/25/30                                 4,232             4,168
Citicorp Residential Mortgage Securities,
  Inc. 07-2, A4
  6.538% due 6/25/37(c)                              5,000             4,850
Conseco Finance Securitizations Corp. 01-3, A4
  6.910% due 5/1/33(c)                              13,841            13,917
Conseco Finance Securitizations Corp. 02-2, A2
  6.030% due 3/1/33(c)                               2,308             2,268
Credit Based Asset Servicing and Securitization
  LLC 07-CB1, AF2
  5.721% due 1/25/37(c)                              5,000             4,596
Dunkin Securitization 06-1, M1 144A
  8.285% due 6/20/31(b)                              6,345             6,414
Great America Leasing Receivables
  05-1, A4 144A
  4.970% due 8/20/10(b)                              6,700             6,710
Green Tree Financial Corp. 99-2, M2
  7.210% due 12/1/30(c)                              2,814               471
GSAMP Trust 05-S1, B3
  7.250% due 12/25/34(c) (t)                           986                10

Phoenix Multi-Sector Short Term Bond Fund


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

GSAMP Trust 06-S4, M6
  6.065% due 5/25/36(c)                           $ 10,026        $      100
Home Equity Asset Trust 06-7, A 144A
  6.000% due 2/25/37(b) (s)                          2,119               127
Hyundai Auto Receivables Trust 06-A, D
  5.520% due 11/15/12                                3,819             3,777
IndyMac Manufactured Housing Contract 98-1, A3
  6.370% due 9/25/28                                 2,575             2,502
Long Beach Auto Receivables Trust 04-A, A2
  2.841% due 7/15/10(c)                              1,109             1,098
Long Grove Collateral Loan Obligation Ltd.
  04-1A, C 144A
  7.430% due 5/25/16(b) (c)                          1,600             1,508
Long Grove Collateral Loan Obligation Ltd.
  04-1A, D 144A
  11.780% due 5/25/16(b) (c)                           500               487
MASTR Alternative Net Interest Margin
  06-6, N1 144A
  5.865% due 9/26/46(b) (c) (s)                      1,396                98
Merrill Auto Trust Securitization 07-1, B
  5.790% due 12/15/13                                7,000             6,856
Nomura Asset Acceptance Corp. 07-1, 1A2
  5.669% due 3/25/47(c)                              9,100             8,190
Renaissance Home Equity Loan Trust 05-3, AF4
  5.140% due 11/25/35(c)                             5,380             4,944
Renaissance Home Equity Loan Trust 06-2, AF4
  6.115% due 8/25/36(c)                              5,640             5,572
Renaissance Net Interest Margin Trust
  07-2, N 144A
  8.353% due 6/25/37(b)                              2,534             2,154
Residential Funding Mortgage Securities
  06-HI2, A3
  5.790% due 2/25/36                                 1,510             1,347
Residential Funding Mortgage Securities II,
  Inc. 04-HI3, A4
  4.630% due 1/25/20                                 4,238             4,200
Residential Funding Mortgage Securities II,
  Inc. 05-HI2, A3
  4.460% due 5/25/35                                 2,847             2,827
Residential Funding Mortgage Securities II,
  Inc. 07-HI1, A2
  5.640% due 3/25/37                                10,000             9,836
Residential Funding Mortgage Securities II,
  Inc. 07-HSA3, AI2
  5.890% due 5/25/37(c)                              7,340             7,161


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

Soundview Home Equity Loan Trust 05-CTX1, A3
  5.322% due 11/25/35(c)                          $  3,900        $    3,879
Structured Asset Securities Corp. 05-7XS, 1A2B
  5.270% due 4/25/35(c)                              7,161             7,096
Taganka Car Loan Finance plc 06-1A, A 144A
  6.800% due 11/14/13(b) (c)                           329               328
Vanderbuilt Acquisition Loan Trust 02-1, A3
  5.700% due 9/7/23(c)                                 202               203
Wachovia Auto Loan Owner Trust 06-2A E 144A
  7.050% due 5/20/14(b)                              4,999             4,442
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $164,025)                                           145,996
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--18.8%

AEROSPACE & DEFENSE--0.3%
L-3 Communications Corp.
  7.625% due 6/15/12                                 4,445             4,573
L-3 Communications Corp. Series B
  6.375% due 10/15/15                                1,500             1,485
                                                                  ----------
                                                                       6,058
                                                                  ----------

AGRICULTURAL PRODUCTS--0.3%
Cargill, Inc. 144A
  5.600% due 9/15/12(b)                              4,845             4,924
                                                                  ----------

AIRLINES--2.9%
American Airlines, Inc. 01-1
  6.977% due 11/23/22                               17,415            16,109
Continental Airlines, Inc. 98-1A
  6.648% due 3/15/19                                 2,816             2,830
Delta Air Lines, Inc. 00-1
  7.379% due 11/18/11                               12,605            12,668
JetBlue Airways Corp. 04-1
  9.240% due 3/17/08(c)                              3,729             3,711
JetBlue Airways Corp. 04-2
  7.969% due 5/15/10(c)                              2,258             2,247
PBG Aircraft Trust 144A
  6.765% due 10/1/12(b)                              4,993             5,193
United Airlines, Inc. 00-2
  7.032% due 4/1/12                                  4,097             4,097
United Airlines, Inc. 01-1
  6.071% due 9/1/14                                  6,119             6,081
                                                                  ----------
                                                                      52,936
                                                                  ----------

Phoenix Multi-Sector Short Term Bond Fund


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

APPLICATION SOFTWARE--0.1%
Intuit, Inc.
  5.750% due 3/15/17                              $  1,393        $    1,370
                                                                  ----------

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Janus Capital Group, Inc.
  6.250% due 6/15/12                                 2,663             2,727
Nuveen Investment, Inc. 144A
  10.500% due 11/15/15(b)                              800               801
Nuveen Investments, Inc.
  5.000% due 9/15/10                                 2,370             2,174
                                                                  ----------
                                                                       5,702
                                                                  ----------

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp.
  6.500% due 11/15/13                                3,390             3,543
                                                                  ----------

AUTOMOTIVE RETAIL--0.1%
Hertz Corp.(The)
  8.875% due 1/1/14                                  2,595             2,644
                                                                  ----------

BROADCASTING & CABLE TV--0.6%
Comcast Cable Holdings LLC
  7.875% due 8/1/13                                  3,800             4,164
COX Communications, Inc.
  3.875% due 10/1/08                                 1,000               989
  4.625% due 6/1/13                                  5,620             5,377
                                                                  ----------
                                                                      10,530
                                                                  ----------

BUILDING PRODUCTS--0.1%
Esco Corp. 144A
  8.625% due 12/15/13(b)                             1,725             1,734
                                                                  ----------

CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc.
  5.500% due 7/1/10                                  1,500             1,396
MGM Mirage
  8.500% due 9/15/10                                 2,835             2,956
Seminole Hard Rock Entertainment, Inc./
  Seminole Hard Rock International LLC 144A
  7.490% due 3/15/14(b) (c)                            767               736
                                                                  ----------
                                                                       5,088
                                                                  ----------

CONSUMER FINANCE--2.6%
Ford Motor Credit Co. LLC
  6.625% due 6/16/08                                 1,100             1,084
  5.625% due 10/1/08                                12,490            12,129


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

CONSUMER FINANCE--(CONTINUED)
  9.875% due 8/10/11                              $  3,480        $    3,294
  7.992% due 1/13/12(c)                              2,000             1,681
  9.810% due 4/15/12(c)                              3,389             3,321
GMAC LLC
  6.034% due 9/23/08(c)                              2,000             1,933
  6.119% due 5/15/09(c)                              4,815             4,486
  6.875% due 9/15/11                                 4,205             3,600
  6.750% due 12/1/14                                   900               727
HSBC Finance Corp.
  4.125% due 11/16/09                                2,000             1,977
MBNA Corp.
  4.625% due 9/15/08                                 2,300             2,294
Residential Capital LLC
  7.625% due 11/21/08                                1,920             1,536
  7.500% due 2/22/11                                 4,555             2,858
SLM Corp.
  4.035% due 2/1/10(c)                               8,000             7,269
                                                                  ----------
                                                                      48,189
                                                                  ----------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Convergys Corp.
  4.875% due 12/15/09                                3,000             3,039
First Data Corp. 144A
  9.875% due 9/24/15(b)                              3,000             2,794
                                                                  ----------
                                                                       5,833
                                                                  ----------

DISTILLERS & VINTNERS--0.1%
Constellation Brands, Inc.
  8.375% due 12/15/14                                1,749             1,762
                                                                  ----------

DIVERSIFIED BANKS--0.2%
KeyBank NA
  5.700% due 8/15/12                                 1,800             1,864
Wells Fargo & Co.
  3.125% due 4/1/09                                  1,500             1,471
                                                                  ----------
                                                                       3,335
                                                                  ----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp.
  4.750% due 1/13/12                                 1,120             1,105
                                                                  ----------

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia)
  6.875% due 2/1/14(d)                               2,170             2,192
                                                                  ----------

Phoenix Multi-Sector Short Term Bond Fund


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

ELECTRIC UTILITIES--0.5%
Consumers Energy Co. Series H
  4.800% due 2/17/09                              $  2,000        $    1,995
Entergy Gulf States, Inc.
  3.600% due 6/1/08                                  3,500             3,474
PPL Capital Funding Trust I Series A
  4.330% due 3/1/09                                  4,250             4,219
                                                                  ----------
                                                                       9,688
                                                                  ----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
General Cable Corp.
  7.605% due 4/1/15(c)                               3,375             3,223
                                                                  ----------

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc. Series B
  5.750% due 2/15/11                                 2,200             2,167
                                                                  ----------

FOOD RETAIL--0.2%
Kroger Co. (The)
  8.050% due 2/1/10                                  1,000             1,065
Safeway, Inc.
  4.125% due 11/1/08                                 2,000             1,978
  6.500% due 11/15/08                                1,000             1,007
                                                                  ----------
                                                                       4,050
                                                                  ----------

HEALTH CARE FACILITIES--0.1%
HCA, Inc.
  9.125% due 11/15/14                                1,739             1,813
                                                                  ----------

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.
  7.250% due 8/15/13                                 1,000             1,095
                                                                  ----------

HOMEBUILDING--0.1%
Horton (D.R.), Inc.
  4.875% due 1/15/10                                 2,500             2,291
                                                                  ----------

HOTELS, RESORTS & CRUISE LINES--0.2%
Starwood Hotels & Resort Worldwide, Inc.
  6.250% due 2/15/13                                 2,815             2,817
                                                                  ----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
Texas Competitive Electric Holdings Co. LLC 144A
  10.250% due 11/1/15(b)                             1,390             1,383
                                                                  ----------

INDUSTRIAL CONGLOMERATES--0.2%
Textron Financial Corp.
  5.125% due 11/1/10                                 3,865             3,942
                                                                  ----------


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

INDUSTRIAL MACHINERY--0.0%
SPX Corp. 144A
  7.625% due 12/15/14(b)                          $    250        $      255
                                                                  ----------

INTEGRATED OIL & GAS--0.1%
Texaco Capital, Inc.
  5.500% due 1/15/09                                 1,035             1,040
                                                                  ----------

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
AT&T Corp.
  7.300% due 11/15/11                                2,200             2,384
Embarq Corp.
  6.738% due 6/1/13                                  4,300             4,448
Qwest Capital Funding, Inc.
  7.250% due 2/15/11                                 4,000             3,940
Qwest Corp.
  7.875% due 9/1/11                                  4,315             4,487
                                                                  ----------
                                                                      15,259
                                                                  ----------

INVESTMENT BANKING & BROKERAGE--0.6%
Goldman Sachs Group, Inc. (The)
  4.750% due 7/15/13                                 3,225             3,159
Lehman Brothers Holdings, Inc.
  6.000% due 7/19/12                                 5,485             5,585
Piper Jaffray Equipment Trust Securities 144A
  6.000% due 9/10/11(b)                              3,038             2,886
                                                                  ----------
                                                                      11,630
                                                                  ----------

LIFE & HEALTH INSURANCE--0.1%
Principal Life Global Funding I 144A
  4.400% due 10/1/10(b)                              1,500             1,510
                                                                  ----------

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc.
  6.750% due 8/15/14                                   985             1,009
  6.125% due 7/1/15                                  2,125             2,111
                                                                  ----------
                                                                       3,120
                                                                  ----------

MORTGAGE REITS--0.3%
iStar Financial, Inc. Series B
  5.950% due 10/15/13                                5,725             4,989
                                                                  ----------

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc.
  6.875% due 5/1/12                                  1,500             1,579
Viacom, Inc.
  5.750% due 4/30/11                                 1,800             1,823
                                                                  ----------
                                                                       3,402
                                                                  ----------

Phoenix Multi-Sector Short Term Bond Fund


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

MULTI-LINE INSURANCE--0.1%
ASIF Global Financing XXIII 144A
  3.900% due 10/22/08(b)                          $  2,000        $    1,977
                                                                  ----------

MULTI-UTILITIES--0.1%
Pacific Gas & Electric Co.
  3.600% due 3/1/09                                  2,000             1,978
                                                                  ----------

OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc.
  6.500% due 8/15/11                                 2,825             2,961
                                                                  ----------

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co.
  5.500% due 10/15/10(r)                             1,225             1,259
Helix Energy Solutions Group, Inc. 144A
  9.500% due 1/15/16(b)                                692               708
                                                                  ----------
                                                                       1,967
                                                                  ----------

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Denbury Resources, Inc.
  7.500% due 4/1/13                                  1,000             1,015
Swift Energy Co.
  7.625% due 7/15/11                                 4,875             4,924
XTO Energy, Inc.
  5.900% due 8/1/12                                  1,980             2,051
                                                                  ----------
                                                                       7,990
                                                                  ----------

OIL & GAS REFINING & MARKETING--0.5%
Tesoro Corp.
  6.250% due 11/1/12                                 4,340             4,362
Valero Energy Corp.
  4.750% due 6/15/13                                 4,200             4,072
                                                                  ----------
                                                                       8,434
                                                                  ----------

OIL & GAS STORAGE & TRANSPORTATION--0.8%
Knight, Inc.
  6.500% due 9/1/12                                  4,350             4,346
ONEOK Partners LP
  5.900% due 4/1/12                                    980             1,008
Pacific Energy Partners LP/
  Pacific Energy Finance Corp.
  7.125% due 6/15/14                                 2,900             3,018
Transcontinental Gas Pipe Line Corp. Series B
  7.000% due 8/15/11                                 3,865             4,053


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

OIL & GAS STORAGE & TRANSPORTATION--(CONTINUED)
Williams Cos., Inc. (The)
  7.125% due 9/1/11                               $  2,500        $    2,653
                                                                  ----------
                                                                      15,078
                                                                  ----------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
Bank of America Corp.
  7.400% due 1/15/11                                 3,000             3,224
ERAC USA Finance Co. 144A
  5.300% due 11/15/08(b)                             2,385             2,369
General Electric Capital Corp.
  6.125% due 2/22/11                                 3,000             3,136
JP Morgan & Co., Inc.
  6.250% due 1/15/09                                 4,900             4,959
MassMutual Global Funding II 144A
  3.500% due 3/15/10(b)                              1,750             1,733
                                                                  ----------
                                                                      15,421
                                                                  ----------

PAPER PACKAGING--0.3%
Jefferson Smurfit Corp.
  8.250% due 10/1/12                                 1,595             1,579
Packaging Corp. of America
  4.375% due 8/1/08                                  3,000             2,972
                                                                  ----------
                                                                       4,551
                                                                  ----------

PAPER PRODUCTS--0.5%
AbitibiBowater, Inc.
  7.990% due 3/15/10(c)                              4,850             4,250
Georgia Pacific Corp.
  7.700% due 6/15/15                                 2,820             2,792
Verso Paper Holdings LLC and Verso Paper, Inc.
  Series B
  8.662% due 8/1/14(c)                               2,570             2,518
                                                                  ----------
                                                                       9,560
                                                                  ----------

PROPERTY & CASUALTY INSURANCE--0.1%
Berkley (WR) Corp.
  5.125% due 9/30/10                                 2,000             1,995
                                                                  ----------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Colonial Realty LP
  4.800% due 4/1/11                                  5,000             4,878
                                                                  ----------

RETAIL REITS--0.4%
Kimco Realty Corp.
  4.820% due 8/15/11                                 1,100             1,068
Simon Property Group LP

Phoenix Multi-Sector Short Term Bond Fund


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

RETAIL REITS--(CONTINUED)
  4.600% due 6/15/10                              $  3,825        $    3,802
  5.600% due 9/1/11                                  1,925             1,931
                                                                  ----------
                                                                       6,801
                                                                  ----------

SPECIALIZED FINANCE--0.4%
CIT Group, Inc.
  4.750% due 12/15/10                                3,500             3,320
Yankee Acquisition Corp. Series B
  8.500% due 2/15/15                                 3,740             3,464
                                                                  ----------
                                                                       6,784
                                                                  ----------

SPECIALIZED REITS--0.6%
Host Hotels & Resorts LP
  6.875% due 11/1/14                                 4,245             4,245
Nationwide Health Properties, Inc.
  6.250% due 2/1/13                                  4,825             5,007
Ventas Realty LP/Ventas Capital Corp.
  6.750% due 6/1/10                                  2,180             2,207
                                                                  ----------
                                                                      11,459
                                                                  ----------

SPECIALTY CHEMICALS--0.0%
Lubrizol Corp.
  4.625% due 10/1/09                                   875               879
                                                                  ----------

STEEL--0.1%
Steel Dynamics, Inc. 144A
  7.375% due 11/1/12(b)                              1,630             1,646
                                                                  ----------

THRIFTS & MORTGAGE FINANCE--0.1%
Countrywide Home Loans, Inc.
  5.625% due 7/15/09                                 2,750             2,098
                                                                  ----------

TOBACCO--0.2%
Philip Morris Capital Corp.
  7.500% due 7/16/09                                 3,500             3,570
                                                                  ----------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Series D
  7.375% due 8/1/15                                  2,095             2,063
                                                                  ----------
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $349,135)                                           342,709
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--21.0%

Adjustable Rate Mortgage Trust 05-3, 2A1
  4.695% due 7/25/35(c)                              3,320             3,283


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

American General Mortgage Loan Trust
  06-1, A2 144A
  5.750% due 12/25/35(b) (c)                      $  8,392        $    8,330
American Home Mortgage Assets 07-2, M4
  5.395% due 3/25/47(c) (t)                          5,974             4,141
American Tower Trust L 07-1A, C 144A
  5.615% due 4/15/37(b)                              3,685             3,458
Asset Securitization Corp. 96-D3, A1C
  7.400% due 10/13/26                                  211               216
Banc of America Alternative Loan Trust 06-9, A1
  6.000% due 1/25/37                                12,677            12,507
Bear Stearns Commercial Mortgage Securities
  04-ESA, J 144A
  5.817% due 5/14/16(b)                              8,510             8,723
Bear Stearns Structured Products, Inc.
  04-15, A2 144A
  0% due 11/27/34(b)                                 2,392             2,278
Bear Stearns Structured Products, Inc.
  04-5, A 144A
  0% due 2/25/34(b)                                    146               145
Bear Stearns Structured Products, Inc.
  05-10 144A
  7.365% due 4/26/35(b) (c)                          3,641             3,428
Bear Stearns Structured Products, Inc.
  05-20N, A 144A
  6.877% due 10/25/45(b) (c)                         2,738             2,723
Bear Stearns Structured Products, Inc.
  05-20N, B 144A
  6.877% due 10/25/45(b) (c)                         5,000             4,023
Bear Stearns Structured Products, Inc.
  06-2, 2A1 144A
  7.865% due 3/27/46(b) (c)                          2,021             1,910
Chase Mortgage Finance Corp. 04-S1, M
  5.098% due 2/25/19(c)                              1,974             1,898
Chase Mortgage Finance Corp. 04-S3, 3A1
  6.000% due 3/25/34                                 3,975             4,010
Chase Mortgage Finance Corp. 06-A1, 4A1
  6.044% due 9/25/36(c)                             11,860            11,979
Citicorp Mortgage Securities, Inc. 06-7, 1A1
  6.000% due 12/25/36                               10,625            10,674
Citigroup Mortgage Loan Trust, Inc. 06-FX1, A4
  6.081% due 10/25/36(c)                             7,000             6,618
Citigroup Mortgage Loan Trust, Inc. 06-WF1, A2B
  5.536% due 3/25/36(c)                              2,000             1,999

Phoenix Multi-Sector Short Term Bond Fund


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

Countrywide Home Loan Mortgage Pass-Through
  Trust 02-34, B2
  5.750% due 1/25/33                              $  1,661        $    1,565
Countrywide Home Loan Mortgage Pass-Through
  Trust 02-36, B2
  6.000% due 1/25/33                                 1,661             1,578
Countrywide Home Loan Mortgage Pass-Through
  Trust 04-13, 1A1
  5.500% due 8/25/34                                 5,677             5,701
Countrywide Home Loan Mortgage Pass-Through
  Trust 07-1, A2
  6.000% due 3/25/37                                14,647            14,750
Credit Suisse First Boston Mortgage Securities
  Corp. 01-CK1, A2
  6.250% due 12/18/35                                  293               293
Credit Suisse First Boston Mortgage Securities
  Corp. 04-1, 1A1
  5.750% due 2/25/34                                 1,556             1,529
Credit Suisse First Boston Mortgage Securities
  Corp. 05-12, 6A1
  6.000% due 1/25/36                                 4,779             4,734
Credit Suisse First Boston Mortgage Securities
  Corp. 97-C2, B
  6.720% due 1/17/35                                   644               644
Credit Suisse First Boston Mortgage Securities
  Corp. 98-C1, B
  6.590% due 5/17/40                                 1,200             1,204
Credit-Based Asset Servicing and Securitization
  LLC 05-CB6, A3
  5.120% due 7/25/35(c)                              6,000             5,967
Crown Castle Towers LLC 05-1A, AFX 144A
  4.643% due 6/15/35(b)                              6,000             5,999
Crown Castle Towers LLC 06-1A, C 144A
  5.470% due 11/15/36(b)                             5,000             4,868
DLJ Commercial Mortgage Corp. 98-CF2, A1B
  6.240% due 11/12/31                                  130               130
First Horizon Asset Securities, Inc. 03-2, 1A12
  5.750% due 4/25/33                                 3,920             3,878
First Horizon Asset Securities, Inc. 05-AR1, 2A1
  5.011% due 4/25/35(c)                              3,493             3,516
First Plus Home Loan Trust 97-3, M2
  7.520% due 11/10/23                                   40                39
First Union - Lehman Brothers - Bank of America
  98-C2, A2
  6.560% due 11/18/35                                6,507             6,502


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

Franchise Mortgage Acceptance Co. Loan
  Receivables Trust 98-CA, A2 144A
  6.660% due 9/15/20(b)                           $  5,528        $    5,307
Global Signal Trust 06-1, A2 144A
  5.450% due 2/15/36(b)                              6,000             5,973
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
  4.622% due 11/25/35(c)                             1,894             1,874
GMAC Mortgage Corp. Loan Trust 06-HE2, A3
  6.320% due 5/25/36                                11,335            11,068
Greenwich Structured Adjustable Rate Mortgage
  Products 05-4A, N1 144A
  7.855% due 7/27/45(b) (c)                            481               481
GS Mortgage Securities Corp. II 07-EOP, G 144A
  5.642% due 3/6/20(b) (c)                           5,840             5,504
GS Mortgage Securities Corp. II 07-EOP, H 144A
  5.772% due 3/6/20(b) (c)                           1,850             1,762
GS Mortgage Securities Corp. II 99-C1, A2
  6.110% due 11/18/30(c)                               122               122
GSR Mortgage Loan Trust 05-AR6, 3A1
  4.560% due 9/25/35(c)                              6,068             6,014
Harborview Mortgage Loan Trust 05-15, B8
  7.288% due 10/20/45(c)                             4,634             3,238
Harborview Mortgage Loan Trust 05-9, B10
  7.288% due 6/20/35(c)                              4,977             4,079
Harborview Net Interest Margin Corp.
  06-12, N1 144A
  6.409% due 12/19/36(b)                             1,622             1,610
IndyMac Index Mortgage Loan Trust 06-AR25, 3A1
  6.368% due 9/25/36(c)                              4,948             4,956
Indymac Index Mortgage Loan Trust 07-AR2, B1
  5.867% due 6/25/37(c)                              4,738             4,075
JPMorgan Chase Commercial Mortgage Securities
  Corp. 01-CIBC, A3
  6.260% due 3/15/33                                   484               502
JPMorgan Mortgage Trust 05-S3, 2A2
  5.500% due 1/25/21                                 1,185             1,193
JPMorgan Mortgage Trust 06-A1, B1
  5.398% due 2/25/36(c)                              7,691             7,528
Lehman Brothers - UBS Commercial Mortgage
  Trust 07-C2, A2
  5.303% due 2/15/40                                 1,477             1,481
Lehman Brothers - UBS Commercial Mortgage
  Trust 07-C6, A2
  5.845% due 7/15/40                                 6,275             6,401

Phoenix Multi-Sector Short Term Bond Fund


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

Lehman XS Net Interest Margin 06-GPM4, A1 144A
  6.250% due 9/28/46(b)                           $    417        $      414
Lehman XS Net Interest Margin 06-GPM5, A1 144A
  6.250% due 10/28/46(b)                             1,352             1,341
Lehman XS Net Interest Margin 06-GPM7, A1 144A
  6.250% due 12/28/46(b)                             1,325             1,308
MASTR Alternative Net Interest Margin Trust
  05-CW1A, N1 144A
  6.750% due 12/26/35(b) (s)                           679               577
MASTR Resecuritization Trust 04-2 144A
  5.250% due 3/28/34(b)                              3,759             3,399
MASTR Resecuritization Trust 04-3 144A
  5.000% due 3/28/34(b)                              2,043             1,828
MASTR Resecuritization Trust 05-1 144A
  5.000% due 10/28/34(b)                             2,007             1,900
MASTR Resecuritization Trust 05-2 144A
  4.750% due 3/28/34(b)                              1,971             1,824
MASTR Resecuritzation Trust 05-4CI, N2 144A
  7.865% due 4/26/45(b) (c) (s)                      3,250             1,593
Merril Lynch Mortgage Trust 04-KEY2, A3
  4.615% due 8/12/39                                 4,000             3,962
Merrill Lynch/Countrywide Commercial Mortgage
  Investors, Inc. 06-3, 2A1
  6.091% due 10/25/36(c)                             6,672             6,761
Morgan Stanley Mortgage Loan Trust 05-5AR, 4A1
  5.529% due 9/25/35(c)                              2,337             2,359
PNC Mortgage Acceptance Corp. 00-C2, A2
  7.300% due 10/12/33(c)                               234               246
Prudential Securities Secured Financing
  Corp. 144A
  6.074% due 11/1/31(b)                              5,000             5,160
Residential Accredit Loans, Inc. 05-QA4, A5
  5.450% due 4/25/35(c)                              7,724             7,586
Residential Funding Mortgage Securities I, Inc.
  05-SA1, 2A
  4.856% due 3/25/35(c)                              3,091             3,056
Residential Funding Mortgage Securities I, Inc.
  06-S4, A2
  6.000% due 4/25/36                                 8,303             8,390
SBA Commercial Mortgage Backed Securities
  Trust 06-1A, B 144A
  5.451% due 11/15/36(b)                             2,875             2,838


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

Structured Asset Securities Corp. 03-32, 1A1
  5.209% due 11/25/33(c)                          $  4,582        $    4,489
Structured Asset Securities Corp. 05-1, 6A1
  6.000% due 2/25/35                                 4,474             4,432
Wachovia Bank Commercial Mortgage Trust
  2004-C12, A2
  5.001% due 7/15/41                                 9,200             9,262
Wachovia Mortgage Loan Trust LLC 06-A, B1
  5.416% due 5/20/36(c)                              3,443             3,276
Washington Mutual Mortgage Pass Through
  Certificates 00-1, M3
  6.375% due 1/25/40(c)                                 85                85
Washington Mutual Mortgage Pass Through
  Certificates 06-AR16, 1A1
  5.607% due 12/25/36(c)                             7,028             7,005
Wells Fargo Mortgage Backed Securities Trust
  04-R, 2A1
  4.360% due 9/25/34(c)                              5,246             5,230
Wells Fargo Mortgage Backed Securities Trust
  05-14, 2A1
  5.500% due 12/25/35                               10,986            10,749
Wells Fargo Mortgage Backed Securities Trust
  05-5, 1A1
  5.000% due 5/25/20                                 7,137             7,032
Wells Fargo Mortgage Backed Securities Trust
  05-AR10, 2A16
  4.110% due 6/25/35(c)                              7,542             7,316
Wells Fargo Mortgage Backed Securities Trust
  05-AR16, 6A3
  5.000% due 10/25/35(c)                             8,117             8,093
Wells Fargo Mortgage Backed Securities Trust
  06-11, A8
  6.000% due 9/25/36                                 5,739             5,714
Wells Fargo Mortgage Backed Securities Trust
  06-AR2, B1
  5.123% due 3/25/36(c)                             13,953            13,512

Phoenix Multi-Sector Short Term Bond Fund


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

Wells Fargo Mortgage Backed Securities Trust
  07-AR3, A4
  6.067% due 4/25/37(c)                           $ 15,658        $   15,477
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $394,747)                                           384,622
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--16.4%

ARGENTINA--0.5%
Republic of Argentina
  5.389% due 8/3/12(c)                              11,009             9,709
                                                                  ----------

AUSTRALIA--1.2%
Commonwealth of Australia Series 909
  7.500% due 9/15/09                                25,021(f)         22,198
                                                                  ----------

BRAZIL--2.9%
Federative Republic of Brazil
  9.250% due 10/22/10                                5,023             5,588
  10.500% due 7/14/14                               13,135            16,747
  7.875% due 3/7/15                                  1,850             2,093
  12.500% due 1/5/16                                39,141(g)         23,935
  12.500% due 1/5/22                                 8,000(g)          5,032
                                                                  ----------
                                                                      53,395
                                                                  ----------

CANADA--0.4%
Commonwealth of Canada
  3.750% due 6/1/08                                  7,716(h)          7,809
                                                                  ----------

CHILE--0.4%
Republic of Chile
  5.410% due 1/28/08(c)                              4,000             3,995
  7.125% due 1/11/12                                 3,000             3,303
                                                                  ----------
                                                                       7,298
                                                                  ----------

COLOMBIA--0.4%
Republic of Colombia
  9.750% due 4/23/09                                 3,500             3,724
  10.000% due 1/23/12                                3,000             3,502
                                                                  ----------
                                                                       7,226
                                                                  ----------

COSTA RICA--0.2%
Republic of Costa Rica 144A
  9.000% due 3/1/11(b)                               4,000             4,380
                                                                  ----------

GERMANY--0.3%
Federal Republic of Germany 144A
  3.250% due 4/17/09(b)                              4,020(i)          5,815
                                                                  ----------


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

HUNGARY--0.2%
Republic of Hungary
  6.250% due 4/24/09                               750,000(j)     $    4,261
                                                                  ----------

INDONESIA--0.2%
Republic of Indonesia 144A
  7.250% due 4/20/15(b)                           $ 4,160             4,410
                                                                  ----------

MEXICO--0.7%
United Mexican States
  8.375% due 1/14/11                                 5,050             5,588
  6.625% due 3/3/15                                  5,815             6,302
                                                                  ----------
                                                                      11,890
                                                                  ----------

NEW ZEALAND--0.5%
Commonwealth of New Zealand Series 708
  6.000% due 7/15/08                                12,294(k)          9,385
                                                                  ----------

NORWAY--1.2%
Kingdom of Norway
  5.500% due 5/15/09                               113,835(l)         21,185
                                                                  ----------

PHILIPPINES--0.9%
Republic of Philippines
  8.375% due 3/12/09                                 8,610             8,954
  8.375% due 2/15/11                                 6,135             6,626
                                                                  ----------
                                                                      15,580
                                                                  ----------

RUSSIA--0.0%
Russian Federation RegS
  8.250% due 3/31/10(e)                                675               700
                                                                  ----------

SINGAPORE--0.3%
Singapore Government
  2.500% due 10/1/12                                 6,800(n)          4,769
                                                                  ----------

SWEDEN--0.2%
Kingdom of Sweden Series 1043
  5.000% due 1/28/09                                26,705(o)          4,165
                                                                  ----------

TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and Tobago RegS
  9.875% due 10/1/09(e)                              3,000             3,278
                                                                  ----------

TURKEY--2.0%
Republic of Turkey
  10.500% due 1/13/08                                8,600             8,614
  0.000% due 5/6/09                                 16,725(p)         11,604
  11.750% due 6/15/10                                7,570             8,791

Phoenix Multi-Sector Short Term Bond Fund


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

TURKEY--(CONTINUED)
  11.500% due 1/23/12                             $  5,680        $    6,901
                                                                  ----------
                                                                      35,910
                                                                  ----------

VENEZUELA--3.7%
Republic of Venezuela
  8.500% due 10/8/14                                31,490            30,466
  5.750% due 2/26/16                                11,210             9,054
  9.250% due 9/15/27                                 2,000             2,000
Republic of Venezuela RegS
  5.375% due 8/7/10(e)                              26,572            25,044
                                                                  ----------
                                                                      66,564
                                                                  ----------
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $292,750)                                           299,927
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--8.3%

BERMUDA--0.0%
Intelsat Bermuda Ltd.
  8.886% due 1/15/15(c)                                250               252
                                                                  ----------

BRAZIL--0.5%
Merrill Lynch & Co., Inc.
  10.710% due 3/8/17                                 8,200(g)          4,238
Morgan Stanley 144A
  10.090% due 5/3/17(b)                             10,525(g)          5,381
                                                                  ----------
                                                                       9,619
                                                                  ----------

CANADA--0.5%
Catalyst Paper Corp. Series D
  8.625% due 6/15/11                                 4,000             3,320
European Investment Bank 144A
  4.600% due 1/30/37(b)                              3,645(h)          3,615
Rogers Wireless Communications, Inc.
  8.000% due 12/15/12                                  700               731
Thomson Corp. (The)
  4.250% due 8/15/09                                 1,000               999
                                                                  ----------
                                                                       8,665
                                                                  ----------

CHILE--0.5%
Celulosa Arauco y Constitucion SA
  7.750% due 9/13/11                                 4,780             5,161
Empresa Nacional de Electricidad SA
  7.750% due 7/15/08                                 3,449             3,488
                                                                  ----------
                                                                       8,649
                                                                  ----------


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

EGYPT--0.1%
Orascom Telecom Finance SCA 144A
  7.875% due 2/8/14(b)                            $  1,400        $    1,330
                                                                  ----------

GERMANY--0.8%
Aries Vermoegensverwaltung GmbH 144A
  7.750% due 10/25/09(b)                             1,500(i)          2,379
Aries Vermoegensverwaltung GmbH RegS
  9.600% due 10/25/14(e)                             5,000             6,445
Deutsche Bank AG NY Series GS
  3.987% due 3/22/12(c)                              5,000             4,995
Deutsche Telekom International Finance BV
  8.000% due 6/15/10                                 1,000             1,068
                                                                  ----------
                                                                      14,887
                                                                  ----------

HONG KONG--0.1%
Hutchison Whampoa International Ltd. 144A
  5.450% due 11/24/10(b)                             2,000             2,020
                                                                  ----------

INDIA--0.3%
ICICI Bank Ltd. 144A
  5.750% due 11/16/10(b)                             4,775             4,737
                                                                  ----------

KAZAKHSTAN--0.0%
Kazkommerts International BV RegS
  8.000% due 11/3/15(e)                              1,000               825
                                                                  ----------

LUXEMBOURG--0.4%
Evraz Securities SA
  10.875% due 8/3/09                                 4,000             4,208
TNK-BP Finance SA 144A
  7.500% due 3/13/13(b)                              1,750             1,754
Tyco Electronic Group SA 144A
  6.000% due 10/1/12(b)                              1,515             1,553
                                                                  ----------
                                                                       7,515
                                                                  ----------

MALAYSIA--0.2%
Malaysia International Shipping Corporation
  Capital Ltd. 144A
  5.000% due 7/1/09(b)                               2,800             2,810
                                                                  ----------

MEXICO--0.5%
Fideicomiso Petacalco Trust 144A
  10.160% due 12/23/09(b)                            3,620             3,747
Pemex Project Funding Master Trust
  6.291% due 8/15/08                                    34                34
Pemex Project Funding Master Trust 144A
  6.660% due 6/15/10(b) (c)                          1,500             1,521

Phoenix Multi-Sector Short Term Bond Fund


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

MEXICO--(CONTINUED)
Vitro S.A. de C.V.
  8.625% due 2/1/12                               $  3,925        $    3,709
                                                                  ----------
                                                                       9,011
                                                                  ----------

NETHERLANDS--0.4%
Majapahit Holding BV 144A
  7.250% due 6/28/17(b)                              2,250             2,165
NXP BV/NXP Funding LLC
  7.008% due 10/15/13(c)                             5,040             4,656
                                                                  ----------
                                                                       6,821
                                                                  ----------

POLAND--0.1%
Telekomunikacja Polska SA Finance BV 144A
  7.750% due 12/10/08(b)                             2,700             2,769
                                                                  ----------

QATAR--0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. 144A
  3.437% due 9/15/09(b)                              1,928             1,925
                                                                  ----------

RUSSIA--1.9%
European Bank for Reconstruction & Development
  6.000% due 2/14/12                               193,000(m)          7,613
Gazprom International SA 144A
  7.201% due 2/1/20(b)                               2,719             2,757
Gazprom OAO (Gaz Capital SA) 144A(b)
  6.212% due 11/22/16                               10,405             9,983
  6.510% due 3/7/22                                  3,235             3,075
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
  5.670% due 3/5/14(b)                               5,715             5,476
Russian Agricultural Bank OJSC
  (RSHB Capital SA) 144A
  6.299% due 5/15/17(b)                              2,905             2,752
TNK-BP Finance SA RegS
  6.125% due 3/20/12(e)                              4,210             4,039
                                                                  ----------
                                                                      35,695
                                                                  ----------

SOUTH AFRICA--0.3%
Sappi Pappier Holding AG 144A
  6.750% due 6/15/12(b)                              5,000             4,913
                                                                  ----------

SOUTH KOREA--0.3%
Export-Import Bank of Korea
  4.500% due 8/12/09                                 1,355             1,341
Hynix Semiconductor, Inc. 144A
  7.875% due 6/27/17(b)                                400               363


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

SOUTH KOREA--(CONTINUED)
Korea Development Bank
  3.875% due 3/2/09                               $  3,000        $    2,953
                                                                  ----------
                                                                       4,657
                                                                  ----------

SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A
  6.750% due 5/1/14(b)                               2,715             2,542
                                                                  ----------

TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A
  6.669% due 2/15/12(b) (c)                          2,000             1,980
                                                                  ----------

UKRAINE--0.1%
NAK Naftogaz Ukrainy (Standard Bank London
  Holdings plc)
  8.125% due 9/30/09                                 2,900             2,755
                                                                  ----------

UNITED ARAB EMIRATES--0.4%
Abu Dhabi National Energy Co. 144A
  5.620% due 10/25/12(b)                             6,730             6,831
                                                                  ----------

UNITED KINGDOM--0.1%
British Telecommunications plc
  8.625% due 12/15/10                                1,500             1,646
                                                                  ----------

UNITED STATES--0.4%
Invesco plc
  4.500% due 12/15/09                                2,750             2,714
Nova Chemicals Corp.
  7.863% due 11/15/13(c)                             5,409             5,084
                                                                  ----------
                                                                       7,798
                                                                  ----------

VENEZUELA--0.1%
Corporacion Andina de Fomento
  5.200% due 5/21/13                                 1,000               999
                                                                  ----------
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $154,025)                                           151,651
----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
  2.875% due 9/30/10                                 1,195             1,106
                                                                  ----------

Phoenix Multi-Sector Short Term Bond Fund


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------
----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $1,053)                                               1,106
----------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES--0.2%

INDONESIA--0.2%
Republic of Indonesia (Citigroup, Inc.)
  11.867% due 6/15/09                             $  4,025        $    3,553
                                                                  ----------
----------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $3,709)                                               3,553
----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS--8.1%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F
  6.281% due 3/31/14(c)                                925               923
                                                                  ----------

ALTERNATIVE CARRIERS--0.3%
Level 3 Communications, Inc. Tranche B
  7.493% due 3/13/14(c)                                667               641
Time Warner Telecom Holdings Tranche B
  8.471% due 1/7/13(c)                               4,835             4,672
                                                                  ----------
                                                                       5,313
                                                                  ----------

APPAREL RETAIL--0.2%
Hanesbrands, Inc. Tranche B
  6.658% due 9/5/13(c)                               1,478             1,439
HBI Branded Apparel Ltd., Inc. Tranche 2
  9.110% due 3/5/14(c)                               1,885             1,887
Totes Isotoner Corp. Tranche B
  7.733% due 1/16/13(c)                                474               456
                                                                  ----------
                                                                       3,782
                                                                  ----------

APPLICATION SOFTWARE--0.1%
Reynolds & Reynolds Co. (The) Tranche
  7.198% due 10/24/12(c)                             2,806             2,701
                                                                  ----------

ASSET MANAGEMENT & CUSTODY BANKS--0.0%
Nuveen Investments, Inc. Tranche B
  7.841% due 11/13/14(c)                               803               792
                                                                  ----------

AUTOMOBILE MANUFACTURERS--0.4%
Ford Motor Co. Tranche B
  8.700% due 12/15/13(c)                             4,369             4,052
General Motors Corp. Tranche B
  7.615% due 11/29/13(c)                             2,779             2,616
                                                                  ----------
                                                                       6,668
                                                                  ----------


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

AUTOMOTIVE RETAIL--0.1%
Hertz Corp. Letter of Credit
  5.350% due 12/21/12(c)                          $    285        $      278
Hertz Corp. Tranche B
  7.070% due 12/21/12(c)                             1,363             1,333
                                                                  ----------
                                                                       1,611
                                                                  ----------

BROADCASTING & CABLE TV--0.7%
Charter Communications Operating LLC Tranche
  7.360% due 3/6/14(c)                               4,941             4,626
DIRECTV Holdings LLC Tranche B
  6.820% due 4/13/13(c)                                558               553
Intelsat Corp. Tranche B2
  7.360% due 1/3/14(c)                               2,925             2,889
Mediacom LLC Tranche C
  7.100% due 1/31/15(c)                              4,403             4,089
                                                                  ----------
                                                                      12,157
                                                                  ----------

CASINOS & GAMING--0.0%
Wimar Operating Co. LLC Tranche B
  7.448% due 1/3/12(c)                                 450               441
                                                                  ----------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
First Data Corp. Tranche B2
  8.040% due 9/24/14(c)                                500               476
First Data Corp. Tranche B3
  7.710% due 9/24/14(c)                              6,210             5,915
                                                                  ----------
                                                                       6,391
                                                                  ----------

DEPARTMENT STORES--0.3%
Neiman-Marcus Group, Inc. (The) Tranche
  7.090% due 4/6/13(c)                               5,468             5,263
                                                                  ----------

DISTRIBUTORS--0.2%
Building Materials Holding Corp. Tranche B
  7.850% due 11/10/13(c)                             3,960             3,406
                                                                  ----------

DIVERSIFIED CHEMICALS--0.5%
Celanese Holdings LLC Tranche B
  8.181% due 3/30/14(c)                              4,835             4,630
Huntsman Corp. Tranche B
  6.643% due 8/16/12(c)                              2,489             2,446
Ineos Group Holdings plc Tranche B2
  7.190% due 12/16/13(c)                             1,442             1,451
Ineos Group Holdings plc Tranche C2
  7.690% due 12/16/14(c)                             1,441             1,450
                                                                  ----------
                                                                       9,977
                                                                  ----------

Phoenix Multi-Sector Short Term Bond Fund


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Letter of Credit
  7.445% due 1/26/14(c)                           $     85        $       80
ARAMARK Corp. Tranche B
  7.198% due 1/26/14(c)                              1,184             1,125
                                                                  ----------
                                                                       1,205
                                                                  ----------

DIVERSIFIED METALS & MINING--0.0%
Compass Minerals Group, Inc. Tranche B
  6.653% due 12/22/12(c)                               472               462
                                                                  ----------

ELECTRIC UTILITIES--0.1%
Energy Future Holdings Tranche B2
  8.645% due 10/10/14(c)                             2,302             2,262
                                                                  ----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche
  6.859% due 1/31/14(c)                              2,657             2,617
                                                                  ----------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc.
  Letter of Credit A
  7.070% due 3/28/14(c)                              1,359             1,305
Allied Waste North America, Inc. Tranche B
  7.170% due 3/28/14(c)                              2,527             2,426
Duratek, Inc. Tranche B
  7.630% due 6/30/16(c)                                426               414
EnergySolutions Inc. Tranche B
  7.630% due 6/7/13(c)                                 888               862
EnviroCare Tranche C
  7.570% due 6/30/16(c)                                 45                44
                                                                  ----------
                                                                       5,051
                                                                  ----------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.0%
Mosaic Co. (The) Tranche B
  6.625% due 12/1/13(c)                                629               629
                                                                  ----------

HEALTH CARE FACILITIES--0.3%
HCA, Inc. Tranche B
  7.448% due 11/16/13(c)                             1,325             1,281
Health Management Associates, Inc. Tranche B
  7.110% due 2/28/14(c)                              1,247             1,164
LifePoint Hospitals, Inc. Tranche B
  6.945% due 4/15/12(c)                              2,700             2,589
                                                                  ----------
                                                                       5,034
                                                                  ----------

HEALTH CARE SERVICES--0.2%
Davita Inc. Tranche B1
  6.778% due 10/5/12(c)                              3,557             3,432
                                                                  ----------


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

HOUSEWARES & SPECIALTIES--0.1%
Yankee Candle Co., Inc. Tranche B
  7.200% due 2/6/14(c)                            $  2,313        $    2,175
                                                                  ----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
Mirant North America LLC Tranche B
  6.503% due 1/3/13(c)                               1,014               976
NRG Energy, Inc. Letter of Credit L
  6.848% due 2/1/13(c)                               1,234             1,232
NRG Energy, Inc. Tranche B1
  6.948% due 2/1/13(c)                               5,267             5,017
                                                                  ----------
                                                                       7,225
                                                                  ----------

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche B1
  7.488% due 8/24/11(c)                              5,230             5,191
                                                                  ----------

LEISURE FACILITIES--0.1%
AMF Bowling Worldwide, Inc. Tranche B
  8.170% due 5/17/13(c)                              2,014             1,903
                                                                  ----------

OIL & GAS DRILLING--0.1%
Hercules Offshore, Inc. Tranche
  6.990% due 7/11/13(c)                              1,863             1,812
                                                                  ----------

OIL & GAS EQUIPMENT & SERVICES--0.3%
Helix Energy Solutions Group, Inc. Tranche
  6.847% due 7/1/13(c)                               6,587             6,348
                                                                  ----------

PAPER PRODUCTS--0.6%
Georgia-Pacific Corp. Tranche A
  7.110% due 12/20/10(c)                             1,575             1,532
Georgia-Pacific Corp. Tranche B1
  7.110% due 12/20/12(c)                             4,691             4,483
NewPage Corp. Tranche B(c)
  7.218% due 5/2/11                                  3,752             3,752
  9.891% due 12/21/14                                  687               666
                                                                  ----------
                                                                      10,433
                                                                  ----------

PUBLISHING--0.3%
Idearc, Inc. Tranche B
  7.200% due 11/17/14(c)                             3,375             3,222
Tribune Co. Tranche B
  8.375% due 6/4/14(c)                               2,354             2,007
                                                                  ----------
                                                                       5,229
                                                                  ----------

Phoenix Multi-Sector Short Term Bond Fund


                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

RESTAURANTS--0.2%
Burger King Corp. Tranche B1
  6.875% due 6/30/12(c)                           $  4,627        $    4,558
                                                                  ----------

SEMICONDUCTORS--0.1%
Freescale Semiconductor, Inc. Tranche
  7.244% due 12/1/13(c)                              2,814             2,617
                                                                  ----------

SPECIALIZED FINANCE--0.4%
Solar Capital Corp. Tranche
  6.898% due 2/28/14(c)                              7,462             7,219
                                                                  ----------

SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
  6.878% due 12/16/11(c)                             1,059             1,039
                                                                  ----------

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc. Letter of Credit
  7.130% due 2/14/11                                   280               273
United Rentals, Inc. Tranche B
  7.320% due 2/14/11(c)                                665               649
                                                                  ----------
                                                                         922
                                                                  ----------

WIRELESS TELECOMMUNICATION SERVICES--0.6%
ALLTEL Communications, Inc. Tranche B3
  9.029% due 5/15/15(c)                              4,860             4,672
Cricket Communications, Inc. Tranche B1
  7.448% due 6/16/13(c)                              3,555             3,513
MetroPCS Wireless, Inc. Tranche B
  7.750% due 11/3/13(c)                              3,807             3,649
                                                                  ----------
                                                                      11,834
                                                                  ----------
----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $153,008)                                           148,622
----------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(c)(d)--0.4%

GERMANY--0.2%
Fresenius Medical Care AG & Co. KGaA Tranche B
  6.700% due 3/31/13                                 3,652             3,552
                                                                  ----------

UNITED KINGDOM--0.1%
Yell Group plc Tranche B1
  6.753% due 10/27/12                                1,925             1,853
                                                                  ----------

UNITED STATES--0.1%
Bausch & Lomb, Inc. Tranche
  8.127% due 10/26/15                                1,393(i)          2,027
                                                                  ----------


----------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $7,533)                                               7,432
----------------------------------------------------------------------------

                                                                     VALUE
                                                   SHARES            (000)
                                                -----------      ------------

DOMESTIC COMMON STOCKS--0.0%

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.0%
  Dynegy, Inc. Class A(u)                              131        $        1
                                                                  ----------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $1)                                                       1
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.8%

DIAMONDS(R) Trust Series I                          57,916             7,677
iShares MSCI EAFE(R) Index Fund                     37,435             2,940
iShares Russell 2000(R) Index Fund                  29,621             2,253
PowerShares QQQ                                     42,650             2,185
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $15,325)                                             15,055
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $1,829,588)                                       1,797,014
                                                                  ----------

                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                -----------      ------------

SHORT-TERM INVESTMENTS--1.7%

COMMERCIAL PAPER(q)--1.7%
AT&T, Inc.
  4.100% due 1/2/08                               $ 11,280            11,279
Govco, Inc.
  3.900% due 1/2/08                                 10,000             9,999
Northern Illinois Gas Co.
  4.000% due 1/2/08                                 10,000             9,999
Bank of America Corp.
  4.810% due 2/22/08                                   340               337
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $31,614)                                             31,614
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $1,861,202)                                       1,828,628(a)

Other assets and liabilities, net--(0.1)%                             (1,414)
                                                                  ----------
NET ASSETS--100.0%                                                $1,827,214
                                                                  ==========

Phoenix Multi-Sector Short Term Bond Fund




At December 31, 2007, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                              Net Unrealized
 Contract to                       Settlement                  Appreciation
   Receive      In Exchange for       Date        Value       (Depreciation)
------------------------------------------------------------------------------
JPY 1,919,130     USD 18,003        2/29/08     $  17,290       $     (713)
                                                                ----------

             USD United States Dollar        JPY Japanese Yen


(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,932 and gross depreciation of $44,650 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,864,346.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $242,216 (reported in 000's) or 13.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)  Par value represents Australian Dollar.
(g)  Par value represents Brazilian Real.
(h)  Par value represents Canadian Dollar.
(i)  Par value represents Euro.
(j)  Par value represents Hungarian Forint.
(k)  Par value represents New Zealand Dollar.
(l)  Par value represents Norwegian Krone.
(m)  Par value represents Russian Ruble.
(n)  Par value represents Singapore Dollar.
(o)  Par value represents Swedish Krona.
(p)  Par value represents Turkish Lira.
(q)  The rate shown is the discount rate.
(r)  All or a portion segregated as collateral for forward currency contracts.
(s) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2007, these securities amounted to a value of $2,395 (reported in 000's) or 0.1% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(t)  Illiquid security.
(u)  Non-income producing.

Phoenix Foreign Opportunities Fund


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)


                                                                     VALUE
                                                   SHARES            (000)
                                               -------------     ------------

FOREIGN COMMON STOCKS(c)--94.5%

AUSTRALIA--3.7%
Aristocrat Leisure Ltd. (Casinos & Gaming)(f)    1,322,315        $   12,956
BHP Billiton Ltd. (Diversified Metals &
  Mining)(f)                                       559,200            19,548
Rio Tinto Ltd. (Diversified Metals & Mining)           780                91
Woolworths Ltd. (Food Retail)                            1                --(e)
WorleyParsons Ltd. (Oil & Gas Equipment &
  Services)(f)                                     374,721            16,881
                                                                  ----------
                                                                      49,476
                                                                  ----------

BELGIUM--2.8%
InBev N.V. (Brewers)                               455,845            37,895

BRAZIL--3.7%
Companhia Vale do Rio Doce ADR (Diversified
  Metals & Mining)                                 341,300            11,150
Petroleo Brasileiro SA ADR (Integrated
  Oil & Gas)                                       328,361            37,841
                                                                  ----------
                                                                      48,991
                                                                  ----------

CANADA--2.6%
Canadian Natural Resources Ltd. (Oil & Gas
  Exploration & Production)                        470,320            34,587

CHINA--0.8%
Soho China Ltd. (Real Estate Management &
  Development)(b)                               10,872,500            10,709

DENMARK--1.0%
Novo Nordisk A/S Class B (Pharmaceuticals)         205,900            13,441

FINLAND--1.2%
Nokia Oyj (Communications Equipment)               427,700            16,431

FRANCE--2.2%
Air Liquide (Industrial Gases)(f)                   89,500            13,315
Bureau Veritas SA (Diversified Commercial &
  Professional Services)(b)                        263,700            15,615
                                                                  ----------
                                                                      28,930
                                                                  ----------

GERMANY--7.2%
Deutsche Boerse AG (Specialized Finance)(f)        304,400            60,078
Siemens AG Registered Shares (Industrial
  Conglomerates)(f)                                180,000            28,620
Wacker Chemie AG (Specialty Chemicals)              28,100             8,106
                                                                  ----------
                                                                      96,804
                                                                  ----------


                                                                     VALUE
                                                   SHARES            (000)
                                               -------------     ------------

HONG KONG--4.0%
China Mobile Ltd. (Wireless Telecommunication
  Services)                                        526,600        $    9,171
China Mobile Sponsored ADR Ltd. (Wireless
  Telecommunication Services)(f)                    88,700             7,705
CNOOC Ltd. (Oil & Gas Exploration & Production) 10,476,000            17,593
Jardine Matheson Holdings Ltd. (Multi-Sector
  Holdings)(f)                                     670,284            18,567
                                                                  ----------
                                                                      53,036
                                                                  ----------

INDIA--11.1%
Bharti Airtel Ltd. (Integrated
  Telecommunication Services)(b)                 1,730,711            43,290
DLF Ltd. (Real Estate Management &
  Development)                                     359,000             9,691
HDFC Bank Ltd. (Diversified Banks)                 405,985            17,542
HDFC Bank Ltd. ADR (Diversified Banks)(f)          304,902            39,774
Housing Development Finance Corp.
  (Consumer Finance)                               371,990            26,863
India Infoline Ltd. (Investment Banking
  & Brokerage)                                      56,429             2,716
United Spirits Ltd. (Brewers)                      162,800             8,157
                                                                  ----------
                                                                     148,033
                                                                  ----------

IRELAND--0.0%
Anglo Irish Bank Corp. plc (Diversified Banks)           2                --(e)

ITALY--0.9%
Maire Tecnimont S.p.A. (Construction &
  Engineering)(b)                                2,448,400            12,779

JAPAN--5.7%
Japan Tobacco, Inc. (Tobacco)                        4,442            26,264
Millea Holdings, Inc. (Property & Casualty
  Insurance)                                       979,900            32,898
Secom Co., Ltd. (Diversified Commercial &
  Professional Services)                           324,200            17,699
                                                                  ----------
                                                                      76,861
                                                                  ----------

MEXICO--2.1%
America Movil S.A. de C.V. ADR Series L
  (Wireless Telecommunication Services)            250,753            15,394
America Movil S.A. de C.V. Series L (Wireless
  Telecommunication Services)(f)                   623,700             1,914

Phoenix Foreign Opportunities Fund


                                                                     VALUE
                                                   SHARES            (000)
                                               -------------     ------------

MEXICO--(CONTINUED)
Urbi Desarrollos Urbanos S.A. de C.V.
  (Homebuilding)(b)                              2,677,200        $    9,248
Wal-Mart de Mexico S.A. de C.V. (General
  Merchandise Stores)(f)                           525,600             1,832
                                                                  ----------
                                                                      28,388
                                                                  ----------

NETHERLANDS--4.7%
Schlumberger Ltd. (Oil & Gas Equipment &
  Services)(h)                                      20,000             1,942
Schlumberger Ltd. (Oil & Gas Equipment &
  Services)(i)                                     442,300            43,509
Unilever N.V. - CVA (Packaged Foods & Meats)       474,100            17,419
                                                                  ----------
                                                                      62,870
                                                                  ----------

NORWAY--2.9%
Orkla ASA (Industrial Conglomerates)             2,022,575            38,726

SINGAPORE--1.2%
Keppel Corp. Ltd. (Industrial Conglomerates)     1,786,500            15,919

SPAIN--2.3%
Enagas S.A. (Gas Utilities)(f)                   1,040,101            30,378

SWITZERLAND--15.7%
ABB Ltd. Registered Shares (Heavy Electrical
  Equipment)                                       871,700            25,133
Compagnie Financiere Richemont AG Class A
  (Apparel, Accessories & Luxury Goods)            279,600            19,103
EFG International (Asset Management & Custody
  Banks)                                            88,779             3,577
Kuehne & Nagel International AG (Marine)           261,686            25,127
Lindt & Spruengli AG (Packaged Foods & Meats)        2,912            10,034
Meyer Burger Technology AG (Industrial
  Machinery)(b)                                     18,707             6,887
Nestle S.A. Registered Shares (Packaged Foods
  & Meats)                                          92,098            42,291
Novartis AG Registered Shares (Pharmaceuticals)    396,600            21,689
Roche Holding AG Registered Shares
  (Pharmaceuticals)                                195,204            33,744
Sika AG (Specialty Chemicals)                        6,490            12,177
Sulzer AG (Industrial Machinery)                     7,200            10,588
                                                                  ----------
                                                                     210,350
                                                                  ----------

UNITED KINGDOM--16.5%
British American Tobacco plc (Tobacco)           1,812,826            70,869
Diageo plc (Distillers & Vintners)                 817,364            17,091
Imperial Tobacco Group plc (Tobacco)               658,672            35,626


                                                                     VALUE
                                                   SHARES            (000)
                                               -------------     ------------

UNITED KINGDOM--(CONTINUED)
Reckitt Benckiser Group plc (Household
  Products)                                        457,701        $   26,597
SABMiller plc (Brewers)                            950,345            26,672
Tesco plc (Food Retail)                          4,687,887            44,312
                                                                  ----------
                                                                     221,167
                                                                  ----------

UNITED STATES--2.2%
Core Laboratories N.V. (Oil & Gas Equipment &
  Services)(b)(f)                                  231,700            28,898
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,049,367)                                       1,264,669
----------------------------------------------------------------------------

FOREIGN WARRANTS--0.6%

TAIWAN--0.6%
Citigroup Global Markets Holdings, Inc. - High
  Tech Computer Corp. Strike price 0.00001
  Taiwan Dollars expiration 1/20/10
  (Computer Hardware)                              431,000             7,961
----------------------------------------------------------------------------
TOTAL FOREIGN WARRANTS
(IDENTIFIED COST $7,925)                                               7,961
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.1%
(IDENTIFIED COST $1,057,292)                                       1,272,630

SHORT-TERM INVESTMENTS--11.2%

MONEY MARKET MUTUAL FUNDS--6.4%
State Street Navigator Prime Plus (4.201%
  seven-day effective yield)(g)                 85,235,925            85,236


                                                 PAR VALUE           VALUE
                                                   (000)             (000)
                                               ------------      ------------

FEDERAL AGENCY SECURITIES(d)--4.8%
FFCB
  3.700% due 1/2/08                                $11,270            11,269
FHLB
  3.150% due 1/2/08                                 20,000            19,998
FHLMC
  4.000% due 1/3/08                                 17,980            17,976

Phoenix Foreign Opportunities Fund


                                                 PAR VALUE           VALUE
                                                   (000)             (000)
                                               ------------      ------------

FEDERAL AGENCY SECURITIES--(CONTINUED)
FHLB
  3.500% due 1/7/08                                $15,945        $   15,936
                                                                  ----------
                                                                      65,179
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $150,415)                                           150,415
----------------------------------------------------------------------------

TOTAL INVESTMENTS--106.3%
(IDENTIFIED COST $1,207,707)                                       1,423,045(a)

Other assets and liabilities, net--(6.3)%                            (83,990)
                                                                  ----------
NET ASSETS--100.0%                                                $1,339,055
                                                                  ==========


At December 31, 2007, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                              Net Unrealized
 Contract to                       Settlement                  Appreciation
    Sell        In Exchange for       Date        Value       (Depreciation)
------------------------------------------------------------------------------
  AUD 38,350       USD 33,137        6/13/08   $   (33,264)      $     (127)
  EUR 84,595      USD 124,004        6/13/08   $  (123,724)      $      279
  EUR 19,550       USD 28,553        6/13/08   $   (28,593)      $      (40)
 CHF 132,360      USD 116,988        6/13/08   $  (117,873)      $     (885)
  GBP 15,840       USD 32,078        6/13/08   $   (31,374)      $      704
  GBP 55,110      USD 111,419        6/13/08   $  (109,155)      $    2,264
                                                                -----------
                                                                 $    2,195
                                                                ===========

             USD United States Dollar        AUD Australian Dollar
                                             EUR Euro
                                             CHF Swiss Franc
                                             GBP UK Pound

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $227,788 and gross depreciation of $15,290 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,210,547.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)  The rate shown is the discount rate.
(e)  Amount is less than $1,000.
(f)  All or a portion of security is on loan.
(g) Represents security purchased with cash collateral received for securities on loan.
(h)  Shares traded on Alt-X Exchange.
(i)  Shares traded on NYSE.

Phoenix International Strategies Fund


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)


                                                  SHARES              VALUE
                                                ----------          ---------

FOREIGN COMMON STOCKS(c)--98.5%

AUSTRALIA--8.5%
Admiralty Resources NL (Gold)(b)                    26,154           $    10
Ausenco Ltd. (Construction & Engineering)            1,620                21
AXA Asia Pacific Holdings Ltd. (Life & Health
  Insurance)                                        69,764               449
BHP Billiton Ltd. (Diversified Metals & Mining)     42,094             1,472
BlueScope Steel Ltd. (Steel)                         3,450                29
Bradken Ltd. (Construction & Farm Machinery &
  Heavy Trucks)                                      3,751                26
Caltex Australia Ltd. (Oil & Gas Refining &
  Marketing)                                         3,279                55
Commonwealth Bank of Australia (Diversified
  Banks)                                             5,174               267
Leighton Holdings Ltd. (Construction &
  Engineering)                                      15,144               801
McPherson's Ltd. (Personal Products)                10,878                30
Orica Ltd. (Diversified Chemicals)                  19,820               548
Qantas Airways Ltd. (Airlines)                     274,065             1,302
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)                                        19,500               566
Rio Tinto Ltd. (Diversified Metals & Mining)        10,259             1,193
Santos Ltd. (Oil & Gas Exploration & Production)    58,111               714
Westpac Banking Corp. (Diversified Banks)           20,092               489
Woodside Petroleum Ltd. (Oil & Gas Exploration
  & Production)                                      8,254               362
                                                                     -------
                                                                       8,334
                                                                     -------

AUSTRIA--0.3%
Voestalpine AG (Steel)                               3,919               281

BELGIUM--2.2%
Belgacom SA (Integrated Telecommunication
  Services)                                          5,000               246
Delhaize Group (Food Retail)                        10,552               926
Dexia SA (Diversified Banks)                        37,588               944
                                                                     -------
                                                                       2,116
                                                                     -------

CANADA--0.6%
Canadian Imperial Bank of Commerce
  (Diversified Banks)                                2,000               143
CGI Group, Inc. Class A (IT Consulting &
  Other Services)(b)                                 4,700                55


                                                  SHARES              VALUE
                                                ----------          ---------

CANADA--(CONTINUED)
Churchill Corp. (The) Class A (Construction &
  Engineering)(b)                                      600           $    13
Hammond Power Solutions, Inc. (Electrical
  Components & Equipment)(b)                         2,200                36
Jean Coutu Group, Inc. (The) Class A
  (Drug Retail)                                      6,600                75
Magna International, Inc. Class A (Auto
  Parts & Equipment)                                 1,000                80
Petro-Canada (Integrated Oil & Gas)                  1,700                91
Sherritt International Corp. (Diversified
  Metals & Mining)                                   7,500               101
                                                                     -------
                                                                         594
                                                                     -------

CHINA--0.4%
C&G Industrial Holdings Ltd. (Commodity
  Chemicals)                                        58,500                19
Esprit Holdings Ltd. (Apparel Retail)               17,500               258
Kazakhmys plc (Diversified Metals & Mining)          4,773               129
Truly International Holdings Ltd. (Electronic
  Equipment Manufacturers)                          10,000                23
                                                                     -------
                                                                         429
                                                                     -------

DENMARK--0.8%
D/S Norden (Marine)                                  6,780               753

FINLAND--1.2%
Fortum Oyj (Electric Utilities)                     10,600               476
Nokia Oyj (Communications Equipment)                19,422               746
                                                                     -------
                                                                       1,222
                                                                     -------

FRANCE--9.9%
Alstom SA (Heavy Electrical Equipment)               2,151               462
BNP Paribas SA (Diversified Banks)                  10,839             1,176
Bouygues SA (Wireless Telecommunication
  Services)                                          3,600               299
Cap Gemini SA (IT Consulting & Other Services)       7,624               479
Carrefour SA (Hypermarkets & Super Centers)          5,757               448
Compagnie Generale des Etablissements Michelin
  Class B (Tires & Rubber)                           5,156               589
Credit Agricole SA (Diversified Banks)               1,652                56
France Telecom SA (Integrated
  Telecommunication Services)                        7,693               276
LVMH Moet Hennessy Louis Vuitton SA
  (Apparel, Accessories & Luxury Goods)              4,174               504
Nexans SA (Electrical Components & Equipment)          751                94

Phoenix International Strategies Fund


                                                  SHARES              VALUE
                                                ----------          ---------

FRANCE--(CONTINUED)
PPR (Department Stores)                              3,448           $   554
Publicis Groupe (Advertising)                       11,738               459
Rallye SA (Specialty Stores)                           919                65
Recylex SA (Diversified Metals & Mining)(b)          2,607                59
Sanofi-Aventis SA (Pharmaceuticals)                  5,800               531
Societe Generale (Diversified Banks)                 9,196             1,330
Technip SA (Oil & Gas Equipment & Services)          6,075               483
Total SA (Integrated Oil & Gas)                     10,900               903
Ubi Soft Entertainment (Home Entertainment
  Software)(b)                                         934                95
Vallourec SA (Industrial Machinery)                  1,200               325
Vivendi Universal SA (Movies & Entertainment)       10,683               491
                                                                     -------
                                                                       9,678
                                                                     -------

GERMANY--10.7%
Allianz AG Registered Shares (Multi-line
  Insurance)                                         2,800               603
Arcandor AG (Department Stores)(b)                  11,100               265
DaimlerChrysler AG (Automobile Manufacturers)        5,500               533
Deutsche Bank AG Registered Shares
  (Diversified Capital Markets)                      3,700               483
Deutsche Lufthansa AG Registered Shares
  (Airlines)                                        36,239               966
Deutsche Telekom AG Registered Shares
  (Integrated Telecommunication Services)           11,543               254
E.ON AG (Electric Utilities)                         8,752             1,861
GEA Group AG (Industrial Machinery)(b)               9,217               321
MAN AG (Industrial Machinery)                        9,292             1,542
MTU Aero Engines Holding AG
  (Aerospace & Defense)                              1,138                67
Muenchener Rueckversicherungs-Gesellschaft
  AG Registered Shares (Reinsurance)                 3,704               719
Salzgitter AG (Steel)                                5,479               819
Siemens AG Registered Shares (Industrial
  Conglomerates)                                     3,600               572
Symrise AG (Fertilizers & Agricultural
  Chemicals)(b)                                      7,828               221
ThyssenKrupp AG (Steel)                             17,313               975
United Internet AG Registered Shares
  (Internet Software & Services)                     4,498               110
Volkswagen AG (Automobile Manufacturers)               267                61
Wincor Nixdorf AG (Computer Hardware)                  832                79
                                                                     -------
                                                                      10,451
                                                                     -------

GREECE--0.6%
Alpha Bank AE (Diversified Banks)                   15,400               558


                                                  SHARES              VALUE
                                                ----------          ---------

HONG KONG--5.0%
Bank of East Asia Ltd. (Diversified Banks)          57,000           $   386
Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                         28,000               512
China Mobile Ltd. (Wireless Telecommunication
  Services)                                         28,000               488
Chun Wo Development Holdings Ltd.
  (Construction & Engineering)                      94,000                17
Enerchina Holdings Ltd. (Multi-Sector
  Holdings)(b)                                     169,000                 8
Guangdong Investments Ltd. (Industrial
  Conglomerates)                                   303,000               170
Hang Lung Properties Ltd. (Real Estate
  Management & Development)                        143,000               639
Hong Kong Exchanges & Clearing Ltd.
  (Specialized Finance)                             55,000             1,542
Sinolink Worldwide Holdings Ltd. (Real Estate
  Management & Development)                        260,000                57
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                         25,000               525
Television Broadcasts Ltd. (Broadcasting &
  Cable TV)                                         57,000               341
VTech Holdings Ltd. (Communications Equipment)      29,998               213
                                                                     -------
                                                                       4,898
                                                                     -------

IRELAND--0.2%
Experian Group Ltd. (Diversified Commercial &
  Professional Services)                            30,270               239

ISRAEL--0.1%
Partner Communications Co., Ltd. ADR (Wireless
  Telecommunication Services)                        5,300               117

ITALY--1.5%
Banca Popolare dell'Emilia Romagna Scrl
  (Regional Banks)                                   2,095                49
ENI S.p.A. (Integrated Oil & Gas)                   15,200               555
Fiat S.p.A. (Automobile Manufacturers)              14,327               369
Indesit Co. S.p.A. (Household Appliances)            3,705                57
UniCredito Italiano S.p.A. (Diversified Banks)      51,700               425
                                                                     -------
                                                                       1,455
                                                                     -------

JAPAN--17.3%
Asahi Kasei Corp. (Commodity Chemicals)             20,000               132
Asahi Pretec Corp. (Environmental & Facilities
  Services)                                            700                19
Aucnet, Inc. (Education Services)                    1,000                17
Bank of Yokohama Ltd. (The) (Regional Banks)        31,000               216
Brother Industries Ltd. (Office Electronics)        19,000               245

Phoenix International Strategies Fund


                                                  SHARES              VALUE
                                                ----------          ---------

JAPAN--(CONTINUED)
Chiba Bank Ltd. (The) (Regional Banks)               3,000           $    24
Chugoku Bank Ltd. (The) (Regional Banks)             2,000                28
Chuo Denki Kogyo Co. Ltd. (Diversified Metals
  & Mining)                                          3,000                27
Cosmos Initia Co., Ltd. (Real Estate Management
  & Development)                                     2,000                 6
Create SD Co., Ltd. (Drug Retail)                    1,500                34
Dena Co., Ltd. (Internet Retail)                        16                76
East Japan Railway Co. (Railroads)                      46               378
FamilyMart Co. Ltd. (Food Retail)                    1,400                44
FANUC Ltd. (Industrial Machinery)                    5,400               523
Fuji Machine Manufacturing Co. Ltd.
  (Industrial Machinery)                               400                 9
FUJIFILM Holdings Corp. (Electronic Equipment
  Manufacturers)                                     6,100               255
Fujitsu Ltd. (Computer Hardware)                    41,000               274
Geo Corp. (Computer & Electronics Retail)               23                41
Hitachi Construction Machinery Co., Ltd.
  (Construction & Farm Machinery & Heavy
  Trucks)                                           14,900               442
Hitachi Ltd. (Electronic Equipment
  Manufacturers)                                    49,000               364
Hudson Soft Co. Ltd. (Leisure Products)(b)             900                15
Hyakujushi Bank Ltd. (The) (Regional Banks)          2,000                10
Inpex Holdings, Inc. (Oil & Gas Exploration
  & Production)                                         42               456
Isetan Co., Ltd. (Department Stores)                27,200               366
Iyo Bank Ltd. (The) (Regional Banks)                 9,000                88
JFE Shoji Holdings, Inc. (Trading Companies
  & Distributors)                                    9,000                57
Juki Corp. (Household Appliances)                    8,000                48
Kao Corp. (Household Products)                      14,000               421
Komatsu Ltd. (Construction & Farm Machinery
  & Heavy Trucks)                                   15,600               418
Kosaido Co., Ltd. (Commercial Printing)              2,000                13
Kyoei Steel Ltd. (Steel)                               900                17
Leopalace21 Corp. (Real Estate Management
  & Development)                                     9,500               255
Makita Corp. (Household Appliances)                 13,600               569
Marubeni Corp. (Trading Companies &
  Distributors)                                     85,000               596
Mitsubishi Corp. (Trading Companies &
  Distributors)                                     22,700               614
Mitsubishi UFJ Financial Group, Inc.
  (Diversified Banks)                               34,000               321


                                                  SHARES              VALUE
                                                ----------          ---------

JAPAN--(CONTINUED)
Mitsui Fudosan Co., Ltd. (Real Estate
  Management & Development)                         25,000           $   539
Mitsumi Electric Co., Ltd. (Computer Storage
  & Peripherals)                                    13,100               438
Mizuho Trust & Banking Co., Ltd.
  (Diversified Banks)                              119,000               219
Murata Manufacturing Co., Ltd. (Electronic
  Equipment Manufacturers)                           8,300               477
Nihon M&A Center, Inc. (Diversified Commercial
  & Professional Services)                               7                35
Nikon Corp. (Photographic Products)                 26,000               884
Nintendo Co., Ltd. (Home Entertainment
  Software)                                          3,600             2,114
Nippon Electric Glass Co., Ltd. (Electronic
  Equipment Manufacturers)                          31,000               504
Nippon Game Card Corp. (Leisure Products)                9                12
Nippon Mining Holdings, Inc. (Oil & Gas
  Refining & Marketing)                             11,000                70
Nippon Oil Corp. (Oil & Gas Refining
  & Marketing)                                      69,000               558
Nisshin Steel Co. Ltd. (Steel)                      37,000               128
Nomura Holdings, Inc. (Investment Banking
  & Brokerage)                                      24,900               417
Nomura Research Institute Ltd. (IT Consulting
  & Other Services)                                  8,600               281
Ogaki Kyoritsu Bank Ltd. (The)
  (Regional Banks)                                   3,000                17
Sekisui House Ltd. (Homebuilding)                   41,000               438
Shin-Etsu Chemical Co., Ltd.
  (Specialty Chemicals)                              8,900               553
Sojitz Corp. (Trading Companies &
  Distributors)                                     62,000               221
Sumikin Bussan Corp. (Trading Companies
  & Distributors)                                    5,000                18
Sumitomo Metal Industries Ltd. (Steel)              83,000               380
Sumitomo Metal Mining Co., Ltd. (Diversified
  Metals & Mining)                                   3,000                51
Tabuchi Electric Co., Ltd. (Electrical
  Components & Equipment)(b)                         4,000                13
Tohto Suisan Co. Ltd. (Food Distributors)            2,000                 4
Tokyo Dome Corp. (Leisure Facilities)                5,000                26
Tokyo Star Bank Ltd. (The) (Regional Banks)              8                25
Toshiba Plant Systems & Services Corp.
  (Construction & Engineering)                       5,000                46
Toyo Kohan Co., Ltd. (Steel)                         3,000                14
Toyota Motor Corp. (Automobile Manufacturers)       11,900               634
TS Tech Co., Ltd. (Tires & Rubber)                     300                14

Phoenix International Strategies Fund


                                                  SHARES              VALUE
                                                ----------          ---------

JAPAN--(CONTINUED)
Yamaguchi Financial Group, Inc.
  (Regional Banks)                                      40           $    --(g)
Yamaha Motor Co., Ltd. (Motorcycle
  Manufacturers)                                     9,800               235
Yamato Kogyo Co., Ltd. (Steel)                       3,100               125
                                                                     -------
                                                                      16,908
                                                                     -------

LUXEMBOURG--0.8%
ArcelorMittal (Steel)                                9,706               754

MEXICO--0.6%
Grupo Mexico S.A. de C.V. Series B
  (Diversified Metals & Mining)                     34,860               219
Mexichem S.A. de C.V. (Fertilizers &
  Agricultural Chemicals)                            1,314                 5
Telefonos de Mexico S.A. de C.V. Series L
  (Integrated Telecommunication Services)          175,100               324
                                                                     -------
                                                                         548
                                                                     -------

NETHERLANDS--4.7%
ASML Holding N.V. (Semiconductor Equipment)(b)      15,200               480
Draka Holding N.V. (Electrical Components
  & Equipment)                                       2,305                77
Heineken N.V. (Brewers)                             14,778               954
Hunter Douglas N.V. (Home Furnishings)               1,638               121
ING Groep N.V. (Other Diversified Financial
  Services)                                         58,352             2,274
Koninklijke Ahold N.V. (Food Retail)(b)             10,070               139
OCE N.V. (Office Electronics)(d)                       103                 2
OCE N.V. (Office Electronics)(e)                     2,300                42
Wolters Kluwer N.V. (Publishing)                    15,800               520
                                                                     -------
                                                                       4,609
                                                                     -------

NEW ZEALAND--0.0%
Fletcher Building Ltd. (Construction Materials)      5,455                48

NORWAY--0.0%
Acta Holding ASA (Multi-Sector Holdings)             4,400                18
Belships ASA (Marine)                                1,000                 5
                                                                     -------
                                                                          23
                                                                     -------

RUSSIA--3.7%
LUKOIL Sponsored ADR (Integrated Oil & Gas)         18,757             1,619
Mobile TeleSystems OJSC Sponsored ADR
  (Wireless Telecommunication Services)             15,400             1,567
Novolipetsk Steel GDR Registered Shares (Steel)      2,282                91


                                                  SHARES              VALUE
                                                ----------          ---------

RUSSIA--(CONTINUED)
VTB Bank OJSC Sponsored GDR 144A
  (Regional Banks)(b)                               29,239           $   297
                                                                     -------
                                                                       3,574
                                                                     -------

SINGAPORE--0.7%
CapitaLand Ltd. (Real Estate Management
  & Development)                                    67,000               288
Jardine Cycle & Carriage Ltd. (Distributors)        17,000               254
Neptune Orient Lines Ltd. (Marine)                  15,000                40
Rotary Engineering Ltd. (Construction &
  Engineering)                                      20,000                18
Singapore Petroleum Co. Ltd. (Oil & Gas
  Refining & Marketing)                              8,000                42
Swiber Holdings Ltd. (Oil & Gas Equipment &
  Services)(b)                                      12,000                28
                                                                     -------
                                                                         670
                                                                     -------

SOUTH KOREA--1.1%
Hanwha Chemical Corp. (Diversified
  Chemicals)(b)                                      2,230                43
Honam Petrochemical Corp. (Fertilizers &
  Agricultural Chemicals)(b)                           711                79
KT Corp. (Integrated Telecommunication
  Services)                                         12,630               660
Mirae Asset Securities Co., Ltd. (Investment
  Banking & Brokerage)                               1,459               264
                                                                     -------
                                                                       1,046
                                                                     -------

SPAIN--1.3%
Banco Santander SA (Diversified Banks)              17,951               388
Telefonica SA (Integrated Telecommunication
  Services)                                         27,700               898
                                                                     -------
                                                                       1,286
                                                                     -------

SWEDEN--2.5%
Atlas Copco AB Class A (Industrial Machinery)       10,000               149
Electrolux AB Series B (Household Appliances)        9,766               162
JM AB (Construction & Engineering)                   5,068               104
NCC AB Class B (Construction & Engineering)          1,600                34
Skanska AB Class B (Construction & Engineering)     18,300               342
Telefonaktiebolaget LM Ericsson Class B
  (Communications Equipment)                       122,900               288
Volvo AB Class B (Construction & Farm
  Machinery & Heavy Trucks)                         80,754             1,351
                                                                     -------
                                                                       2,430
                                                                     -------

SWITZERLAND--5.4%
Credit Suisse Group Registered Shares
  (Diversified Capital Markets)                     11,900               716

Phoenix International Strategies Fund


                                                  SHARES              VALUE
                                                ----------          ---------

SWITZERLAND--(CONTINUED)
Geberit AG (Building Products)                         117           $    16
Georg Fisher AG Registered Shares
  (Industrial Machinery)(b)                            212               130
Holcim Ltd. Registered Shares (Construction
  Materials)                                         4,500               480
Novartis AG Registered Shares (Pharmaceuticals)     13,200               722
Roche Holding AG Registered Shares
  (Pharmaceuticals)                                  5,446               941
Swatch Group AG (The) (Apparel, Accessories &
  Luxury Goods)                                        394               119
Zurich Financial Services AG Registered Shares
  (Multi-line Insurance)                             7,223             2,120
                                                                     -------
                                                                       5,244
                                                                     -------

TAIWAN--0.2%
Taiwan Semiconductor Manufacturing Co., Ltd.
  Sponsored ADR (Semiconductors)                    23,140               230
Taiwan Surface Mounting Technology Co. Ltd.
  (Electronic Equipment Manufacturers)               8,050                14
                                                                     -------
                                                                         244
                                                                     -------

THAILAND--0.1%
CalComp Electronics Thailand PCL (Electronic
  Equipment Manufacturers)                         308,000                80

TURKEY--0.3%
Dogan Sirketler Grubu Holdings A.S.
  (Industrial Machinery)(b)                         74,488               140
Sekerbank T.A.S. (Regional Banks)(b)                10,346                46
Tupras-Turkiye Petro Rafinerileri A.S. (Oil &
  Gas Refining & Marketing)                          2,910                85
                                                                     -------
                                                                         271
                                                                     -------

UNITED KINGDOM--14.2%
3i Group plc (Asset Management & Custody Banks)      9,546               189
Amec plc (Construction & Engineering)                4,171                70
Antofagasta plc (Diversified Metals & Mining)      131,621             1,866
AstraZeneca plc (Pharmaceuticals)                   30,856             1,328
Aviva plc (Multi-line Insurance)                    27,200               363
BAE Systems plc (Aerospace & Defense)               57,000               566
Barclays plc (Diversified Banks)                    41,600               420
BP plc (Integrated Oil & Gas)                       39,113               478
British Airways plc (Airlines)(b)                   57,202               350
British Sky Broadcasting Group plc
  (Broadcasting & Cable TV)                         44,000               541
BT Group plc (Integrated Telecommunication
  Services)                                        282,723             1,527


                                                  SHARES              VALUE
                                                ----------          ---------

UNITED KINGDOM--(CONTINUED)
Catlin Group Ltd. (Property & Casualty
  Insurance)                                         1,256           $     9
Centrica plc (Multi-Utilities)                      27,133               193
easyJet plc (Airlines)(b)                           22,200               270
GlaxoSmithKline plc (Pharmaceuticals)               33,400               848
Imperial Tobacco Group plc (Tobacco)                 1,514                82
J Sainsbury plc (Food Retail)                       12,408               105
Johnson Matthey plc (Specialty Chemicals)            7,354               274
KCOM Group plc (Integrated Telecommunication
  Services)                                         11,083                12
Legal & General Group plc (Life & Health
  Insurance)                                       187,220               486
Micro Focus International plc (Application
  Software)                                          8,900                45
National Grid plc (Multi-Utilities)                 30,185               501
NETeller plc (Education Services)(b)                14,300                15
Next plc (Department Stores)                         8,018               258
Petrofac Ltd. (Oil & Gas Equipment & Services)       4,762                52
Rio Tinto plc (Diversified Metals & Mining)          5,551               584
Rolls-Royce Group plc (Aerospace & Defense)(b)      48,290               524
Royal Bank of Scotland Group plc
  (Diversified Banks)                               12,892               114
Scottish & Newcastle plc (Brewers)                  31,500               462
Shire plc (Pharmaceuticals)                          4,461               103
Smiths Group plc (Industrial Conglomerates)         17,267               346
Sportingbet plc (Casinos & Gaming)(b)               16,121                17
SVG Capital plc (Asset Management &
  Custody Banks)                                       933                14
Tanfield Group plc (Construction & Farm
  Machinery & Heavy Trucks)(b)                      13,132                36
THUS Group plc (Alternative Carriers)(b)            16,468                43
Vodafone Group plc (Wireless Telecommunication
  Services)                                        190,979               717
Wolseley plc (Trading Companies & Distributors)      9,097               134
                                                                     -------
                                                                      13,942
                                                                     -------

UNITED STATES--3.6%
Royal Dutch Shell plc Class A (Integrated
  Oil & Gas)(d)                                     70,999             2,993
Royal Dutch Shell plc Class A (Integrated
  Oil & Gas)(f)                                     13,100               553
                                                                     -------
                                                                       3,546
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $79,828)                                             96,348
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $79,828)                                             96,348
                                                                     -------

Phoenix International Strategies Fund






TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $79,828)                                             96,348(a)

Other assets and liabilities, net--1.5%                                1,500
                                                                     -------
NET ASSETS--100.0%                                                   $97,848
                                                                     =======






(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,634 and gross depreciation of $4,180 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $79,894.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)  Shares traded on Amsterdam Exchange.
(e)  Shares traded on China exchange.
(f)  Shares traded on London Exchange.
(g)  Amount is less than $1,000.

Phoenix Worldwide Strategies Fund


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

DOMESTIC COMMON STOCKS--28.8%

UNITED STATES--28.8%
Abbott Laboratories (Pharmaceuticals)                1,520          $     85
Aeropostale, Inc. (Apparel Retail)(b)(d)             1,450                38
Aetna, Inc. (Managed Health Care)                    3,980               230
AFLAC, Inc. (Life & Health Insurance)                2,600               163
AGCO Corp. (Construction & Farm Machinery &
  Heavy Trucks)(b)(d)                                1,560               106
Agilent Technologies, Inc. (Electronic
  Equipment Manufacturers)(b)(d)                     3,960               145
AK Steel Holding Corp. (Steel)(b)                    2,390               111
Altria Group, Inc. (Tobacco)                         3,290               249
American Axle & Manufacturing Holdings, Inc.
  (Auto Parts & Equipment)(d)                        1,150                21
American Greetings Corp. Class A (Housewares
  & Specialties)(d)                                  1,300                26
American International Group, Inc.
  (Multi-line Insurance)                             9,920               578
Ameriprise Financial, Inc. (Asset Management
  & Custody Banks)                                     870                48
Amkor Technology, Inc. (Semiconductors)(b)(d)        3,340                28
AMR Corp. (Airlines)(b)(d)                           2,310                32
Anheuser-Busch Cos., Inc. (Brewers)                  4,390               230
Annaly Capital Management, Inc.
  (Mortgage REITs)(d)                                8,670               158
AON Corp. (Insurance Brokers)(d)                     2,460               117
Applied Materials, Inc. (Semiconductor
  Equipment)(d)                                      9,410               167
Arrow Electronics, Inc. (Technology
  Distributors)(b)(d)                                  480                19
Aspen Technology, Inc. (Application
  Software)(b)                                       3,690                60
AT&T, Inc. (Integrated Telecommunication
  Services)                                         21,789               906
Automatic Data Processing, Inc. (Data
  Processing & Outsourced Services)                  3,300               147
Ball Corp. (Metal & Glass Containers)                  680                31
Bank of America Corp. (Other Diversified
  Financial Services)                               20,380               841
Bank of Hawaii Corp. (Regional Banks)                  390                20
Bank of New York Mellon Corp. (The) (Asset
  Management & Custody Banks)                        5,473               267


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

UNITED STATES--(CONTINUED)
Baxter International, Inc. (Health Care
  Equipment)                                         3,320          $    193
Big Lots, Inc. (General Merchandise
  Stores)(b)(d)                                      2,360                38
BJ's Wholesale Club, Inc. (Hypermarkets &
  Super Centers)(b)(d)                               1,790                61
BMC Software, Inc. (Systems Software)(b)(d)          1,940                69
Boeing Co. (The) (Aerospace & Defense)               4,340               380
Bristol-Myers Squibb Co. (Pharmaceuticals)           2,880                76
CapitalSource, Inc. (Mortgage REITs)(d)              1,120                20
Cardinal Health, Inc. (Health Care
  Distributors)                                      2,610               151
CBS Corp. Class B (Broadcasting & Cable TV)          7,640               208
Cephalon, Inc. (Biotechnology)(b)(d)                   380                27
Charles Schwab Corp. (The) (Investment
  Banking & Brokerage)                               3,360                86
Chevron Corp. (Integrated Oil & Gas)                 3,080               287
Chubb Corp. (The) (Property & Casualty
  Insurance)                                         1,270                69
CIGNA Corp. (Managed Health Care)                    2,590               139
Cincinnati Financial Corp. (Property &
  Casualty Insurance)                                1,170                46
Cisco Systems, Inc. (Communications
  Equipment)(b)                                     22,160               600
Citigroup, Inc. (Other Diversified Financial
  Services)                                          2,080                61
Clorox Co. (The) (Household Products)                3,090               201
Coca-Cola Co. (The) (Soft Drinks)                    4,850               298
Comerica, Inc. (Diversified Banks)(d)                1,320                57
Computer Sciences Corp. (Data Processing &
  Outsourced Services)(b)(d)                         1,770                88
ConocoPhillips (Integrated Oil & Gas)                4,130               365
Continental Airlines, Inc. Class B
  (Airlines)(b)(d)                                     750                17
Coventry Health Care, Inc. (Managed
  Health Care)(b)(d)                                   590                35
Cummins, Inc. (Construction & Farm Machinery
  & Heavy Trucks)                                      260                33
Devon Energy Corp. (Oil & Gas Exploration &
  Production)(d)                                       330                29
Donnelley (R.R.) & Sons Co. (Commercial
  Printing)                                          2,710               102
Dover Corp. (Industrial Machinery)                     800                37
Dow Chemical Co. (The) (Diversified
  Chemicals)(d)                                      2,770               109

Phoenix Worldwide Strategies Fund


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

UNITED STATES--(CONTINUED)
Dresser-Rand Group, Inc. (Oil & Gas Equipment
  & Services)(b)                                     1,470          $     57
Du Pont (E.I.) de Nemours & Co. (Diversified
  Chemicals)(d)                                      4,380               193
Dun & Bradstreet Corp. (Diversified Commercial
  & Professional Services)(d)                          920                82
Eastman Kodak Co. (Photographic Products)(d)         2,100                46
Eaton Corp. (Industrial Machinery)                   2,910               282
eBay, Inc. (Internet Software & Services)(b)         6,560               218
Electronic Data Systems Corp. (Data Processing
  & Outsourced Services)(d)                          5,070               105
Emerson Electric Co. (Electrical Components
  & Equipment)                                       6,120               347
Emulex Corp. (Computer Storage &
  Peripherals)(b)(d)                                 3,980                65
Endo Pharmaceuticals Holdings, Inc.
  (Pharmaceuticals)(b)                               1,800                48
ENSCO International, Inc. (Oil & Gas
  Drilling)(d)                                         580                35
Expedia, Inc. (Internet Retail)(b)(d)                1,000                32
Exxon Mobil Corp. (Integrated Oil & Gas)            16,270             1,524
Family Dollar Stores, Inc. (General
  Merchandise Stores)(d)                             2,280                44
Federated Investors, Inc. Class B (Asset
  Management & Custody Banks)(d)                     1,870                77
FelCor Lodging Trust, Inc. (Specialized
  REITs)(d)                                          3,180                50
FirstEnergy Corp. (Electric Utilities)               5,710               413
Fiserv, Inc. (Data Processing & Outsourced
  Services)(b)(d)                                    2,840               158
Forest Laboratories, Inc. (Pharmaceuticals)(b)       2,860               104
Franklin Resources, Inc. (Asset Management &
  Custody Banks)                                     1,070               122
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia) (Diversified Metals & Mining)(c)         610                62
Gap, Inc. (The) (Apparel Retail)(d)                  5,110               109
Gardner Denver, Inc. (Industrial Machinery)(b)       1,060                35
General Dynamics Corp. (Aerospace & Defense)         1,000                89
General Mills, Inc. (Packaged Foods & Meats)         2,090               119
Goldman Sachs Group, Inc. (The) (Investment
  Banking & Brokerage)                               1,220               262
GrafTech International Ltd. (Electrical
  Components & Equipment)(b)(d)                      1,300                23
H.B. Fuller Co. (Specialty Chemicals)(d)             1,750                39
Hartford Financial Services Group, Inc.
  (The) (Multi-line Insurance)                         390                34
Hasbro, Inc. (Leisure Products)(d)                   1,090                28


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

UNITED STATES--(CONTINUED)
Hewlett-Packard Co. (Computer Hardware)             11,610          $    586
Holly Corp. (Oil & Gas Refining & Marketing)           710                36
Honeywell International, Inc. (Aerospace &
  Defense)                                           3,640               224
Host Hotels & Resorts, Inc. (Specialized
  REITs)(d)                                          2,670                45
IAC/InterActiveCorp. (Internet Retail)(b)(d)         2,130                57
Integrated Device Technology, Inc.
  (Semiconductors)(b)(d)                             4,710                53
Intel Corp. (Semiconductors)                        10,400               277
International Business Machines Corp.
  (Computer Hardware)                                7,180               776
Invitrogen Corp. (Life Sciences Tools &
  Services)(b)                                         780                73
Johnson & Johnson (Pharmaceuticals)                 11,420               762
Jones Lang LaSalle, Inc. (Real Estate
  Management & Development)(d)                         220                16
JPMorgan Chase & Co. (Other Diversified
  Financial Services)                               18,410               804
KeyCorp (Regional Banks)(d)                          2,640                62
Kimberly-Clark Corp. (Household Products)(d)         1,200                83
Kroger Co. (The) (Food Retail)                       3,840               103
Lam Research Corp. (Semiconductor Equipment)(d)      1,000                43
Lear Corp. (Auto Parts & Equipment)(b)               3,750               104
Legg Mason, Inc. (Asset Management &
  Custody Banks)(d)                                  1,380               101
Lincoln National Corp. (Life & Health
  Insurance)                                         3,320               193
Lockheed Martin Corp. (Aerospace & Defense)          2,800               295
Loews Corp. - Carolina Group (Tobacco)(d)            3,120               266
Marathon Oil Corp. (Integrated Oil & Gas)            1,850               113
Masco Corp. (Building Products)(d)                   3,470                75
Massey Energy Co. (Coal & Consumable Fuels)          3,990               143
McAfee, Inc. (Systems Software)(b)(d)                  830                31
McDonald's Corp. (Restaurants)                       7,840               462
McKesson Corp. (Health Care Distributors)            3,390               222
Medco Health Solutions, Inc. (Health Care
  Services)(b)                                         830                84
MEMC Electronic Materials, Inc. (Semiconductor
  Equipment)(b)                                        730                65
Men's Wearhouse, Inc. (The) (Apparel Retail)           910                25
Merck & Co., Inc. (Pharmaceuticals)                 11,350               660
MetLife, Inc. (Life & Health Insurance)(d)           7,240               446
Microsoft Corp. (Systems Software)                  32,040             1,141
National Oilwell Varco, Inc. (Oil & Gas
  Equipment & Services)(b)                           3,400               250

Phoenix Worldwide Strategies Fund


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

UNITED STATES--(CONTINUED)
NBTY, Inc. (Personal Products)(b)                    3,820          $    105
NCR Corp. (Computer Hardware)(b)(d)                    670                17
Network Appliance, Inc. (Computer Storage &
  Peripherals)(b)                                    2,190                55
Newell Rubbermaid, Inc. (Housewares &
  Specialties)                                       2,730                71
NIKE, Inc. Class B (Footwear)                        3,180               204
Noble Energy, Inc. (Oil & Gas Exploration &
  Production)                                          380                30
Norfolk Southern Corp. (Railroads)(d)                1,510                76
Northern Trust Corp. (Asset Management &
  Custody Banks)                                     2,310               177
Northrop Grumman Corp. (Aerospace & Defense)         1,740               137
Novellus Systems, Inc. (Semiconductor
  Equipment)(b)(d)                                   2,800                77
NVIDIA Corp. (Semiconductors)(b)(d)                  3,750               128
Occidental Petroleum Corp. (Integrated
  Oil & Gas)                                        10,770               829
Oracle Corp. (Systems Software)(b)                  16,520               373
OSI Pharmaceuticals, Inc. (Biotechnology)(b)(d)      3,900               189
Owens-Illinois, Inc. (Metal & Glass
  Containers)(b)(d)                                    970                48
Packaging Corp. of America (Paper Packaging)(d)      2,840                80
Parker Hannifin Corp. (Industrial Machinery)         1,945               146
Pepsi Bottling Group, Inc. (The) (Soft
  Drinks)(d)                                         6,259               247
Perini Corp. (Construction &
  Engineering)(b)(d)                                   380                16
Pfizer, Inc. (Pharmaceuticals)                      25,170               572
Philadelphia Consolidated Holding Co.
  (Property & Casualty Insurance)(b)                   520                20
Principal Financial Group, Inc. (The) (Life &
  Health Insurance)(d)                               2,900               200
Procter & Gamble Co. (The) (Household
  Products)                                          1,910               140
Prudential Financial, Inc. (Life & Health
  Insurance)(d)                                      3,330               310
Public Service Enterprise Group, Inc.
  (Multi-Utilities)                                  2,930               288
QLogic Corp. (Computer Storage &
  Peripherals)(b)                                    2,200                31
Qwest Communications International, Inc.
  (Integrated Telecommunication Services)(d)         8,580                60
RadioShack Corp. (Computer & Electronics
  Retail)(d)                                         2,590                44
Raytheon Co. (Aerospace & Defense)                   1,940               118
Regions Financial Corp. (Regional Banks)             3,150                74
Reynolds American, Inc. (Tobacco)(d)                   520                34


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

UNITED STATES--(CONTINUED)
SEI Investments Co. (Asset Management &
  Custody Banks)(d)                                  2,720          $     88
Sherwin-Williams Co. (The) (Home Improvement
  Retail)(d)                                         3,710               215
Southern Copper Corp. (Diversified Metals &
  Mining)(d)                                           930                98
Sprint Nextel Corp. (Wireless Telecommunication
  Services)(d)                                       8,900               117
StanCorp Financial Group, Inc. (Life & Health
  Insurance)(d)                                        460                23
Stanley Works (The) (Household Appliances)(d)        1,200                58
State Street Corp. (Asset Management &
  Custody Banks)(d)                                  3,290               267
SunTrust Banks, Inc. (Regional Banks)                  520                32
SUPERVALU, Inc. (Food Retail)(d)                     1,400                53
Symantec Corp. (Systems Software)(b)(d)              8,550               138
TD Ameritrade Holding Corp. (Investment
  Banking & Brokerage)(b)(d)                         3,630                73
Teleflex, Inc. (Industrial Conglomerates)              740                47
Terra Industries, Inc. (Fertilizers &
  Agricultural Chemicals)(b)(d)                        520                25
Texas Instruments, Inc. (Semiconductors)(d)          6,440               215
Thor Industries, Inc. (Automobile
  Manufacturers)(d)                                  1,030                39
Tidewater, Inc. (Oil & Gas Equipment &
  Services)(d)                                       1,510                83
Time Warner, Inc. (Movies & Entertainment)(d)       16,580               274
Toro Co. (The) (Construction & Farm Machinery
  & Heavy Trucks)(d)                                 1,450                79
Transocean, Inc. (Oil & Gas Drilling)(b)             1,630               233
Travelers Cos., Inc. (The) (Property &
  Casualty Insurance)                                6,040               325
Tyco Electronics Ltd. (Electronic
  Manufacturing Services)                            3,350               124
Tyco International Ltd. (Industrial
  Conglomerates)                                     6,062               240
United Parcel Service, Inc. Class B
  (Air Freight & Logistics)(d)                       1,110                78
United Technologies Corp. (Aerospace & Defense)      6,710               514
UnitedHealth Group, Inc. (Managed Health Care)       6,450               375
Universal Corp. (Tobacco)(d)                         1,010                52
Unum Group (Life & Health Insurance)(d)              1,040                25
Valero Energy Corp. (Oil & Gas Refining &
  Marketing)                                         1,810               127

Phoenix Worldwide Strategies Fund


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

UNITED STATES--(CONTINUED)
Verizon Communications, Inc. (Integrated
  Telecommunication Services)                        4,550          $    199
VF Corp. (Apparel, Accessories & Luxury
  Goods)(d)                                          1,070                73
Viacom, Inc. Class B (Movies &
  Entertainment)(b)(d)                               7,460               328
W&T Offshore, Inc. (Oil & Gas Exploration &
  Production)(d)                                     2,310                69
Wal-Mart Stores, Inc. (Hypermarkets & Super
  Centers)(d)                                        3,900               185
Walt Disney Co. (The) (Movies &
  Entertainment)(d)                                 11,310               365
WellPoint, Inc. (Managed Health Care)(b)             2,600               228
Wells Fargo & Co. (Diversified Banks)               12,100               365
Whirlpool Corp. (Household Appliances)(d)              520                42
Windstream Corp. (Integrated Telecommunication
  Services)(d)                                      10,310               134
Wyeth (Pharmaceuticals)                              1,760                78
Xerox Corp. (Office Electronics)(d)                  1,620                26
Yum! Brands, Inc. (Restaurants)(d)                   5,040               193
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $27,925)                                             33,381
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--69.6%

AUSTRALIA--4.8%
Admiralty Resources NL (Gold)(b)                    25,671                10
Ausenco Ltd. (Construction & Engineering)            1,109                15
AXA Asia Pacific Holdings Ltd. (Life & Health
  Insurance)(d)                                     61,771               397
BHP Billiton Ltd. (Diversified Metals &
  Mining)(d)                                        17,701               619
Caltex Australia Ltd. (Oil & Gas Refining
  & Marketing)                                      10,704               181
Leighton Holdings Ltd. (Construction &
  Engineering)(d)                                   11,593               613
Orica Ltd. (Diversified Chemicals)                  16,961               469
Qantas Airways Ltd. (Airlines)                     219,344             1,042
QBE Insurance Group Ltd. (Property &
  Casualty Insurance)                               17,900               520
Rio Tinto Ltd. (Diversified Metals &
  Mining)(d)                                         8,468               985
Santos Ltd. (Oil & Gas Exploration &
  Production)                                       33,799               415
Woodside Petroleum Ltd. (Oil & Gas Exploration
  & Production)                                      7,293               320
                                                                    --------
                                                                       5,586
                                                                    --------

AUSTRIA--0.4%
Voestalpine AG (Steel)                               6,214               445


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

BELGIUM--1.7%
Belgacom SA (Integrated Telecommunication
  Services)(d)                                       4,000          $    197
Colruyt SA (Food Retail)                               187                44
Delhaize Group (Food Retail)                         8,012               704
Dexia SA (Diversified Banks)                        41,946             1,053
                                                                    --------
                                                                       1,998
                                                                    --------

CANADA--0.6%
Allen-Vanguard Corp. (Aerospace & Defense)(b)        4,500                24
Canadian Imperial Bank of Commerce
  (Diversified Banks)                                2,635               188
Churchill Corp. (The) Class A (Construction &
  Engineering)(b)                                    3,100                71
Empire Co., Ltd. Class A (Food Retail)(b)              600                26
Jean Coutu Group, Inc. (The) Class A
  (Drug Retail)                                      3,200                36
Petro-Canada (Integrated Oil & Gas)                  4,100               220
Sherritt International Corp. (Diversified
  Metals & Mining)                                   4,500                61
Taseko Mines Ltd. (Gold)(b)(d)                      11,100                57
                                                                    --------
                                                                         683
                                                                    --------

CHINA--0.2%
Kazakhmys plc (Diversified Metals & Mining)          8,386               227

DENMARK--0.5%
D/S Norden (Marine)                                  5,375               597

FINLAND--0.9%
Fortum Oyj (Electric Utilities)                      8,000               359
Nokia Oyj (Communications Equipment)                16,800               645
Ramirent Oyj (Consumer Finance)                      1,192                20
                                                                    --------
                                                                       1,024
                                                                    --------

FRANCE--7.1%
Alstom (Heavy Electrical Equipment)                  1,963               422
BNP Paribas SA (Diversified Banks)(d)               11,350             1,231
Bouygues SA (Wireless Telecommunication
  Services)(d)                                       3,200               266
Cap Gemini SA (IT Consulting & Other Services)         352                22
Carrefour SA (Hypermarkets & Super Centers)(d)       4,749               370
Compagnie Generale des Etablissements Michelin
  Class B (Tires & Rubber)                           4,369               499
Credit Agricole SA (Diversified Banks)(d)            7,388               249
France Telecom SA (Integrated Telecommunication
  Services)                                          7,467               268
LVMH Moet Hennessy Louis Vuitton SA (Apparel,
  Accessories & Luxury Goods)                        3,204               387

Phoenix Worldwide Strategies Fund


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

FRANCE--(CONTINUED)
PPR (Department Stores)                              2,933          $    471
Publicis Groupe (Advertising)                       10,064               394
Rallye SA (Specialty Stores)                           921                65
Recylex SA (Diversified Metals & Mining)(b)          2,228                51
Sanofi-Aventis SA (Pharmaceuticals)(d)               5,100               467
Societe Generale (Diversified Banks)(d)              6,907               999
Technip SA (Oil & Gas Equipment & Services)(d)       5,895               469
Total SA (Integrated Oil & Gas)(d)                   9,000               745
Ubi Soft Entertainment (Home Entertainment
  Software)(b)                                         917                93
Vallourec SA (Industrial Machinery)                  1,100               298
Vivendi Universal SA (Movies & Entertainment)       10,677               490
                                                                    --------
                                                                       8,256
                                                                    --------

GERMANY--7.8%
Allianz AG Registered Shares (Multi-line
  Insurance)                                         2,400               517
Arcandor AG (Department Stores)(b)(d)                8,200               196
Bechtle AG (IT Consulting & Other Services)            546                22
Beiersdorf AG (Personal Products)                    2,136               165
Continental AG (Tires & Rubber)                      1,152               151
DaimlerChrysler AG (Automobile Manufacturers)        4,657               451
Deutsche Bank AG Registered Shares (Diversified
  Capital Markets)                                   3,200               418
Deutsche Lufthansa AG Registered Shares
  (Airlines)                                        41,132             1,096
Deutsche Telekom AG Registered Shares
  (Integrated Telecommunication Services)            9,794               216
E.ON AG (Electric Utilities)                         7,986             1,698
GEA Group AG (Industrial Machinery)(b)               6,832               238
MAN AG (Industrial Machinery)                        3,161               525
MTU Aero Engines Holding AG (Aerospace
  & Defense)                                           909                53
Salzgitter AG (Steel)                                4,873               728
Siemens AG Registered Shares (Industrial
  Conglomerates)                                     3,100               493
Symrise AG (Fertilizers & Agricultural
  Chemicals)(b)                                      6,689               189
ThyssenKrupp AG (Steel)                             17,845             1,004
Volkswagen AG (Automobile Manufacturers)(d)          3,888               894
                                                                    --------
                                                                       9,054
                                                                    --------

GREECE--0.4%
Alpha Bank AE (Diversified Banks)                   12,852               465


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

HONG KONG--3.5%
Bank of East Asia Ltd. (Diversified Banks)          49,000          $    332
Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                         24,000               438
China Mobile Ltd. (Wireless Telecommunication
  Services)                                         24,000               418
Chun Wo Development Holdings Ltd. (Construction
  & Engineering)                                    44,000                 8
Enerchina Holdings Ltd. (Multi-Sector
  Holdings)(b)                                     170,300                 8
Guangdong Investments Ltd. (Industrial
  Conglomerates)                                   296,000               166
Hang Lung Properties Ltd. (Real Estate
  Management & Development)                        110,000               492
Hong Kong Exchanges & Clearing Ltd.
  (Specialized Finance)                             40,500             1,135
Mirabell International Holdings Ltd.
  (Apparel Retail)                                  20,000                14
Sinolink Worldwide Holdings Ltd. (Real Estate
  Management & Development)                        262,000                58
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                         22,000               462
Television Broadcasts Ltd. (Broadcasting
  & Cable TV)                                       52,000               311
VTech Holdings Ltd. (Communications Equipment)      34,907               248
                                                                    --------
                                                                       4,090
                                                                    --------

IRELAND--0.2%
Experian Group Ltd. (Diversified Commercial &
  Professional Services)                            26,620               210

ISRAEL--0.1%
Cellcom Israel Ltd. (Wireless Telecommunication
  Services)                                          2,108                67
Partner Communications Co., Ltd. ADR (Wireless
  Telecommunication Services)                        1,900                42
                                                                    --------
                                                                         109
                                                                    --------

ITALY--1.8%
Banca Popolare dell'Emilia Romagna Scrl
  (Regional Banks)                                   1,113                26
Enel S.p.A. (Electric Utilities)                    76,808               913
ENI S.p.A. (Integrated Oil & Gas)                   12,984               474
Fiat S.p.A. (Automobile Manufacturers)              14,716               379
Indesit Co. S.p.A. (Household Appliances)            3,033                47
UniCredito Italiano S.p.A. (Diversified Banks)      34,900               287
                                                                    --------
                                                                       2,126
                                                                    --------

Phoenix Worldwide Strategies Fund


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

JAPAN--12.1%
Aucnet, Inc. (Education Services)                      600          $     10
Bank of Yokohama Ltd. (The) (Regional Banks)        27,000               188
Brother Industries Ltd. (Office Electronics)(d)      9,000               116
Canon Marketing Japan, Inc. (Distributors)              20                --(i)
Cosmos Initia Co.,Ltd. (Real Estate Management
  & Development)                                     3,000                 9
Create SD Co., Ltd. (Drug Retail)                    1,600                37
Dena Co., Ltd. (Internet Retail)(d)                     25               119
East Japan Railway Co. (Railroads)                      35               288
FANUC Ltd. (Industrial Machinery)                    4,600               446
FUJIFILM Holdings Corp. (Electronic Equipment
  Manufacturers)                                       500                21
Fujitsu Ltd. (Computer Hardware)                    36,000               241
Geo Corp. (Computer & Electronics Retail)               23                41
Hitachi Construction Machinery Co., Ltd.
  (Construction & Farm Machinery & Heavy
  Trucks)                                           12,700               377
IB Daiwa Corp. (Industrial Machinery)(b)            43,000                16
Imagineer Co., Ltd. (Electronic Equipment
  Manufacturers)                                       800                 8
Infocom Corp. (IT Consulting & Other Services)          17                 8
Inpex Holdings, Inc. (Oil & Gas Exploration
  & Production)                                         35               380
Isetan Co., Ltd. (Department Stores)(d)             19,800               267
Iyo Bank Ltd. (The) (Regional Banks)                 5,000                49
Juki Corp. (Household Appliances)                    6,000                36
Kanto Auto Works Ltd. (Auto Parts & Equipment)       1,700                22
Kao Corp. (Household Products)                      12,000               361
Kohnan Shoji Co., Ltd. (General Merchandise
  Stores)(d)                                         2,500                43
Komatsu Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(d)                                  13,500               362
Kosaido Co., Ltd. (Commercial Printing)              9,300                63
Leopalace21 Corp. (Real Estate Management &
  Development)                                      10,400               279
Makita Corp. (Household Appliances)                  3,500               146
Marubeni Corp. (Trading Companies &
  Distributors)                                    147,000             1,030
Matsuda Sangyo Co., Ltd. (Environmental &
  Facilities Services)(d)                            1,100                25
Mikuni Corp. (Auto Parts & Equipment)                5,000                17
Mitsubishi Corp. (Trading Companies &
  Distributors)                                     19,400               525
Mitsubishi Electric Corp. (Heavy Electrical
  Equipment)                                        43,000               445


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

JAPAN--(CONTINUED)
Mitsubishi UFJ Financial Group, Inc.
  (Diversified Banks)                               29,000          $    273
Mitsui Fudosan Co., Ltd. (Real Estate
  Management & Development)                         20,000               431
Mitsui O.S.K. Lines Ltd. (Marine)                   16,000               202
Mitsumi Electric Co., Ltd. (Computer Storage
  & Peripherals)(d)                                  8,800               294
Mizuho Trust & Banking Co., Ltd. (Diversified
  Banks)                                            24,000                44
Murata Manufacturing Co., Ltd. (Electronic
  Equipment Manufacturers)                           7,000               402
Nihon M&A Center, Inc. (Diversified Commercial
  & Professional Services)(d)                            7                35
Nikon Corp. (Photographic Products)(d)              20,000               680
Nintendo Co., Ltd. (Home Entertainment Software)     2,700             1,585
Nippon Electric Glass Co., Ltd. (Electronic
  Equipment Manufacturers)                          27,000               439
Nippon Mining Holdings, Inc. (Oil & Gas
  Refining & Marketing)                              7,500                48
Nippon Oil Corp. (Oil & Gas Refining &
  Marketing)                                        49,000               396
Nomura Holdings, Inc. (Investment Banking &
  Brokerage)(d)                                     22,000               369
Nomura Research Institute Ltd. (IT Consulting
  & Other Services)                                  7,400               242
Ogaki Kyoritsu Bank Ltd. (The) (Regional Banks)      3,000                17
Proto Corp. (Advertising)                              500                14
Riso Kagaku Corp. (Office Electronics)               2,500                44
Sekisui House Ltd. (Homebuilding)(d)                35,000               374
Shin-Etsu Chemical Co., Ltd. (Specialty
  Chemicals)                                         7,600               473
Sinko Industries Ltd. (Building Products)            7,000                59
Sumitomo Metal Industries Ltd. (Steel)              70,000               320
Sumitomo Metal Mining Co., Ltd. (Diversified
  Metals & Mining)                                   4,000                68
Tabuchi Electric Co., Ltd. (Electrical
  Components & Equipment)(b)                         4,000                13
Taihei Kogyo Co., Ltd. (Construction &
  Engineering)                                      10,000                50
Tokyo Tekko Co., Ltd. (Steel)(d)                     3,000                11
Toshiba Plant Systems & Services Corp.
  (Construction & Engineering)                      13,000               120
Toyo Kohan Co., Ltd. (Steel)(d)                      3,000                14

Phoenix Worldwide Strategies Fund


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

JAPAN--(CONTINUED)
Toyo Suisan Kaisha Ltd. (Packaged Foods
  & Meats)                                           1,000          $     18
Toyota Motor Corp. (Automobile Manufacturers)       10,200               543
TS Tech Co., Ltd. (Tires & Rubber)                     500                23
Yamaha Motor Co., Ltd. (Motorcycle
  Manufacturers)(d)                                  8,200               196
Yamato Kogyo Co., Ltd. (Steel)                       5,500               223
                                                                    --------
                                                                      13,995
                                                                    --------

LUXEMBOURG--0.4%
ArcelorMittal (Steel)                                5,879               457

MEXICO--0.5%
Grupo Mexico S.A. de C.V. Series B
  (Diversified Metals & Mining)                     31,600               199
Mexichem S.A. de C.V. (Fertilizers &
  Agricultural Chemicals)                           15,869                63
Telefonos de Mexico S.A. de C.V. Series L
  (Integrated Telecommunication Services)          192,200               356
                                                                    --------
                                                                         618
                                                                    --------

NETHERLANDS--3.1%
ASML Holding N.V. (Semiconductor Equipment)(b)      14,756               466
Draka Holding N.V. (Electrical Components &
  Equipment)                                         3,751               126
Heineken N.V. (Brewers)                              5,311               343
Hunter Douglas N.V. (Home Furnishings)               2,485               183
ING Groep N.V. (Other Diversified Financial
  Services)                                         49,575             1,932
OCE N.V. (Office Electronics)(d)                     4,164                75
Randstad Holding N.V. (Human Resources &
  Employment Services)(d)                            1,912                75
Unilever N.V. - CVA (Packaged Foods & Meats)(d)        249                 9
Wolters Kluwer N.V. (Publishing)                    13,471               443
                                                                    --------
                                                                       3,652
                                                                    --------

NEW ZEALAND--0.1%
Fletcher Building Ltd. (Construction
  Materials)(d)                                     14,766               130

NORWAY--0.1%
Acta Holding ASA (Multi-Sector Holdings)(d)          4,400                18
Cermaq ASA (Agricultural Products)                   1,500                21
Petroleum Geo-Services ASA (Oil & Gas
  Equipment & Services)(b)                           2,750                79
                                                                    --------
                                                                         118
                                                                    --------

RUSSIA--2.6%
LUKOIL Sponsored ADR (Integrated Oil & Gas)          8,995               776


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

RUSSIA--(CONTINUED)
Mobile TeleSystems OJSC Sponsored ADR
  (Wireless Telecommunication Services)             17,800          $  1,812
Novolipetsk Steel GDR Registered Shares (Steel)      3,828               153
VTB Bank OJSC Sponsored GDR 144A (Regional
  Banks)(b)(g)                                      23,595               240
                                                                    --------
                                                                       2,981
                                                                    --------

SINGAPORE--0.7%
CapitaLand Ltd. (Real Estate Management &
  Development)                                      50,000               215
Jardine Cycle & Carriage Ltd. (Distributors)        26,000               388
L.C. Development Ltd. (Real Estate Management
  & Development)                                    29,000                 8
Rotary Engineering Ltd. (Construction &
  Engineering)                                      44,000                39
Seagate Technology (Computer Storage &
  Peripherals)(d)                                    3,260                83
Swiber Holdings Ltd. (Oil & Gas Equipment
  & Services)(b)                                    20,000                47
                                                                    --------
                                                                         780
                                                                    --------

SOUTH KOREA--0.6%
Hyundai Heavy Industries Co., Ltd.
  (Construction & Farm Machinery & Heavy
  Trucks)                                              137                64
KT Corp. (Integrated Telecommunication
  Services)                                          9,890               517
Mirae Asset Securities Co., Ltd. (Investment
  Banking & Brokerage)                                 727               131
                                                                    --------
                                                                         712
                                                                    --------

SPAIN--1.0%
Banco Santander SA (Diversified Banks)              15,548               336
Telefonica SA (Integrated Telecommunication
  Services)                                         23,700               768
                                                                    --------
                                                                       1,104
                                                                    --------

SWEDEN--1.5%
JM AB (Construction & Engineering)                   3,200                66
Scania AB Class A (Construction & Farm
  Machinery & Heavy Trucks)(d)                       5,300               138
Skanska AB Class B (Construction & Engineering)     14,175               265
Telefonaktiebolaget LM Ericsson Class B
  (Communications Equipment)                       105,717               247
Volvo AB Class B (Construction & Farm
  Machinery & Heavy Trucks)                         64,167             1,074
                                                                    --------
                                                                       1,790
                                                                    --------

Phoenix Worldwide Strategies Fund


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

SWITZERLAND--3.7%
Credit Suisse Group Registered Shares
  (Diversified Capital Markets)                     10,217          $    615
Forbo Holding AG Registered Shares
  (Home Furnishings)(b)                                 30                19
Galenica AG Registered Shares (Health Care
  Distributors)                                        127                55
Holcim Ltd. Registered Shares (Construction
  Materials)                                         3,300               352
Meyer Burger Technology AG (Industrial
  Machinery)(b)                                        274               101
Nestle S.A. Registered Shares (Packaged
  Foods & Meats)                                        44                20
Novartis AG Registered Shares (Pharmaceuticals)     11,210               613
Roche Holding AG Registered Shares
  (Pharmaceuticals)                                  4,537               784
Swatch Group AG (The) (Apparel, Accessories &
  Luxury Goods)                                        898               270
Zurich Financial Services AG Registered Shares
  (Multi-line Insurance)                             4,867             1,428
                                                                    --------
                                                                       4,257
                                                                    --------

TAIWAN--0.2%
Chunghwa Telecom Co., Ltd. (Integrated
  Telecommunication Services)(h)                     1,675                 4
Taiwan Semiconductor Manufacturing Co., Ltd.
  Sponsored ADR (Semiconductors)                    26,130               260
                                                                    --------
                                                                         264
                                                                    --------

THAILAND--0.0%
IRPC PCL (Fertilizers & Agricultural Chemicals)    196,600                37

TURKEY--0.2%
Sekerbank T.A.S. (Regional Banks)(b)                 6,629                29
Tupras-Turkiye Petro Rafinerileri A.S. (Oil &
  Gas Refining & Marketing)                          6,335               185
                                                                    --------
                                                                         214
                                                                    --------

UNITED KINGDOM--10.1%
3i Group plc (Asset Management & Custody Banks)     12,779               253
Antofagasta plc (Diversified Metals & Mining)      107,797             1,528
AstraZeneca plc (Pharmaceuticals)                   27,426             1,181
Aviva plc (Multi-line Insurance)                    24,270               323
BAE Systems plc (Aerospace & Defense)               29,710               295
Barclays plc (Diversified Banks)                    36,550               369
BP plc (Integrated Oil & Gas)                       33,345               408
British American Tobacco plc (Tobacco)              17,393               680


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

UNITED KINGDOM--(CONTINUED)
British Sky Broadcasting Group plc
  (Broadcasting & Cable TV)                         38,700          $    476
BT Group plc (Integrated Telecommunication
  Services)                                        196,291             1,060
Character Group plc (The) (Leisure Products)         2,889                 5
CSR plc (Semiconductors)(b)                            751                 9
easyJet plc (Airlines)(b)                           19,400               236
GlaxoSmithKline plc (Pharmaceuticals)               29,400               747
Johnson Matthey plc (Specialty Chemicals)            6,326               236
KCOM Group plc (Integrated Telecommunication
  Services)                                          9,976                11
Keller Group plc (Construction & Engineering)          759                10
Legal & General Group plc (Life & Health
  Insurance)                                       172,300               448
Michael Page International plc (Human Resources
  & Employment Services)                            23,656               135
Micro Focus International plc (Application
  Software)                                          3,289                17
National Grid plc (Multi-Utilities)                 28,212               468
NETeller plc (Education Services)(b)                15,300                17
Next plc (Department Stores)                           912                29
Petrofac Ltd. (Oil & Gas Equipment & Services)       7,392                81
Reckitt Benckiser Group plc (Household
  Products)                                            715                42
Rio Tinto plc (Diversified Metals & Mining)          4,746               499
Rolls-Royce Group plc (Aerospace & Defense)(b)      42,477               461
Royal Bank of Scotland Group plc (Diversified
  Banks)                                            19,584               173
Scottish & Newcastle plc (Brewers)                  27,640               405
Smiths Group plc (Industrial Conglomerates)         13,980               280
Tanfield Group plc (Construction & Farm
  Machinery & Heavy Trucks)(b)(d)                   11,893                32
THUS Group plc (Alternative Carriers)(b)            11,186                29
Vodafone Group plc (Wireless Telecommunication
  Services)                                        167,925               630
Wolseley plc (Trading Companies & Distributors)      9,874               145
                                                                    --------
                                                                      11,718
                                                                    --------

UNITED STATES--2.7%
Accenture Ltd. Class A (IT Consulting &
  Other Services)(d)                                 5,050               182
Ingersoll-Rand Co., Ltd. Class A (Industrial
  Machinery)                                           750                35
Nova Chemicals Corp. (Commodity Chemicals)             900                29

Phoenix Worldwide Strategies Fund


                                                                      VALUE
                                                  SHARES              (000)
                                               ------------        ----------

UNITED STATES--(CONTINUED)
Royal Dutch Shell plc Class A (Integrated
  Oil & Gas)(d)                                     11,460          $    484
Royal Dutch Shell plc Class A (Integrated
  Oil & Gas)(d)                                     55,892             2,356
XL Capital Ltd. Class A (Property & Casualty
  Insurance)(d)                                      1,420                72
                                                                    --------
                                                                       3,158
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $68,183)                                             80,855
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $96,108)                                            114,236

SHORT-TERM INVESTMENTS--15.0%

MONEY MARKET MUTUAL FUNDS(e)--14.3%
State Street Navigator Prime Plus (4.201%
  seven-day effective yield)                    16,620,134            16,620


                                                 PAR VALUE            VALUE
                                                   (000)              (000)
                                               ------------        ----------

COMMERCIAL PAPER(f)--0.7%
Praxair. Inc.
  3.600% due 1/2/08                                   $830               830
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $17,450)                                             17,450
----------------------------------------------------------------------------

TOTAL INVESTMENTS--113.4%
(IDENTIFIED COST $113,558)                                           131,686(a)

Other assets and liabilities, net--(13.4)%                           (15,549)
                                                                    --------
NET ASSETS--100.0%                                                  $116,137
                                                                    ========




(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $23,097 and gross depreciation of $5,203 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $113,792.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)  All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f)  The rate shown is the discount rate.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $240 (reported in 000's) or 0.2% of net assets.
(h) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2007, this security amounted to a value of $4 (reported in 000's) or 0.0% of net assets.
(i)  Amount is less than $1,000.

Phoenix Growth Opportunities Fund


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)


                                                                      VALUE
                                                   SHARES             (000)
                                                ------------        ---------

DOMESTIC COMMON STOCKS--89.8%

AGRICULTURAL PRODUCTS--1.0%
Bunge Ltd.                                           4,420           $   515
                                                                     -------

APPAREL RETAIL--1.0%
Guess?, Inc.                                        13,830               524
                                                                     -------

APPAREL, ACCESSORIES & LUXURY GOODS--1.1%
Under Armour, Inc. Class A                          13,050               570
                                                                     -------

APPLICATION SOFTWARE--2.0%
Citrix Systems, Inc.(b)                             13,450               511
Salesforce.com, Inc.(b)                              8,020               503
                                                                     -------
                                                                       1,014
                                                                     -------

AUTO PARTS & EQUIPMENT--1.1%
Johnson Controls, Inc.                              15,180               547
                                                                     -------

BIOTECHNOLOGY--4.9%
BioMarin Pharmaceutical, Inc.(b)                    17,180               608
Genzyme Corp.(b)                                     8,270               616
Gilead Sciences, Inc.(b)                            28,510             1,312
                                                                     -------
                                                                       2,536
                                                                     -------

CASINOS & GAMING--1.3%
Las Vegas Sands Corp.(b)                             6,455               665
                                                                     -------

COMMUNICATIONS EQUIPMENT--5.2%
Cisco Systems, Inc.(b)                              64,460             1,745
Juniper Networks, Inc.(b)                           29,250               971
                                                                     -------
                                                                       2,716
                                                                     -------

COMPUTER & ELECTRONICS RETAIL--1.0%
GameStop Corp. Class A(b)                            8,670               539
                                                                     -------

COMPUTER HARDWARE--4.6%
Apple, Inc.(b)                                      12,100             2,397
                                                                     -------

CONSTRUCTION & ENGINEERING--1.0%
Chicago Bridge & Iron Co. N.V. NY Registered
  Shares                                             8,670               524
                                                                     -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.7%
Deere & Co.                                          9,350               871
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--1.1%
MasterCard, Inc. Class A                             2,745               591
                                                                     -------


                                                                      VALUE
                                                   SHARES             (000)
                                                ------------        ---------

EDUCATION SERVICES--0.9%
Apollo Group, Inc. Class A(b)                        6,860           $   481
                                                                     -------

ELECTRICAL COMPONENTS & EQUIPMENT--5.3%
Ametek, Inc.                                        14,840               695
First Solar, Inc.(b)                                 3,100               828
Roper Industries, Inc.                               7,130               446
SunPower Corp. Class A(b)                            5,960               777
                                                                     -------
                                                                       2,746
                                                                     -------

ENVIRONMENTAL & FACILITIES SERVICES--0.9%
Stericycle, Inc.(b)                                  7,750               460
                                                                     -------

FERTILIZERS & AGRICULTURAL CHEMICALS--3.8%
Monsanto Co.                                         9,010             1,007
Mosaic Co. (The)(b)                                 10,050               948
                                                                     -------
                                                                       1,955
                                                                     -------

HEALTH CARE EQUIPMENT--3.6%
Baxter International, Inc.                          18,420             1,069
Intuitive Surgical, Inc.(b)                          2,530               821
                                                                     -------
                                                                       1,890
                                                                     -------

HEALTH CARE SERVICES--3.4%
Express Scripts, Inc.(b)                            11,370               830
Medco Health Solutions, Inc.(b)                      9,300               943
                                                                     -------
                                                                       1,773
                                                                     -------

HOME ENTERTAINMENT SOFTWARE--3.3%
Activision, Inc.(b)                                 15,420               458
Electronic Arts, Inc.(b)                            12,410               725
Nintendo Co., Ltd. (Japan)(c)                        7,500               555
                                                                     -------
                                                                       1,738
                                                                     -------

INDUSTRIAL CONGLOMERATES--1.9%
Textron, Inc.                                       13,830               986
                                                                     -------

INDUSTRIAL MACHINERY--0.9%
Flowserve Corp.                                      4,650               447
                                                                     -------

INSURANCE BROKERS--1.6%
AON Corp.                                           17,800               849
                                                                     -------

INTERNET RETAIL--2.1%
Amazon.com, Inc.(b)                                 11,720             1,086
                                                                     -------

Phoenix Growth Opportunities Fund


                                                                      VALUE
                                                   SHARES             (000)
                                                ------------        ---------

INTERNET SOFTWARE & SERVICES--5.4%
Google, Inc. Class A(b)                              3,315           $ 2,292
VeriSign, Inc.(b)                                   14,330               539
                                                                     -------
                                                                       2,831
                                                                     -------

INVESTMENT BANKING & BROKERAGE--1.7%
Goldman Sachs Group, Inc. (The)                      4,170               897
                                                                     -------

LIFE SCIENCES TOOLS & SERVICES--4.1%
Charles River Laboratories International, Inc.(b)   10,700               704
Thermo Fisher Scientific, Inc.(b)                   16,900               975
Waters Corp.(b)                                      6,000               474
                                                                     -------
                                                                       2,153
                                                                     -------

OIL & GAS EQUIPMENT & SERVICES--0.9%
Acergy SA (United Kingdom)(c)                       21,500               472
                                                                     -------

PHARMACEUTICALS--1.5%
Allergan, Inc.                                      11,830               760
                                                                     -------

RESTAURANTS--0.9%
Yum! Brands, Inc.                                   11,650               446
                                                                     -------

SEMICONDUCTOR EQUIPMENT--3.4%
Applied Materials, Inc.                             36,420               647
MEMC Electronic Materials, Inc.(b)                   6,490               574
Varian Semiconductor Equipment Associates,
  Inc.(b)                                           14,430               534
                                                                     -------
                                                                       1,755
                                                                     -------

SEMICONDUCTORS--5.0%
Intel Corp.                                         97,150             2,590
                                                                     -------

SOFT DRINKS--2.4%
Coca-Cola Co. (The)                                 20,730             1,272
                                                                     -------

SPECIALIZED FINANCE--3.5%
CME Group, Inc.                                      1,400               960
IntercontinentalExchange, Inc.(b)                    4,530               872
                                                                     -------
                                                                       1,832
                                                                     -------

SYSTEMS SOFTWARE--6.3%
Microsoft Corp.                                     82,640             2,942


                                                                      VALUE
                                                   SHARES             (000)
                                                ------------        ---------

SYSTEMS SOFTWARE--(CONTINUED)
VMware, Inc. Class A(b)                              4,050           $   344
                                                                     -------
                                                                       3,286
                                                                     -------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $39,551)                                             46,714
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--7.9%

COMMUNICATIONS EQUIPMENT--1.4%
Nokia Oyj Sponsored ADR (Finland)                   19,570               751
                                                                     -------

COMPUTER STORAGE & PERIPHERALS--1.1%
Seagate Technology (Singapore)                      22,020               562
                                                                     -------

HEAVY ELECTRICAL EQUIPMENT--1.6%
ABB Ltd. Sponsored ADR (Switzerland)                29,940               862
                                                                     -------

INTEGRATED OIL & GAS--1.3%
Petroleo Brasileiro SA ADR (Brazil)                  5,700               657
                                                                     -------

PHARMACEUTICALS--1.2%
Shire Pharmaceuticals Group plc ADR
  (United Kingdom)                                   9,140               630
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--1.3%
Vimpel-Communications Sponsored ADR (Russia)        15,860               660
                                                                     -------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,561)                                               4,122
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $43,112)                                             50,836
                                                                     -------

TOTAL INVESTMENTS--97.7%
(IDENTIFIED COST $43,112)                                             50,836(a)

Other assets and liabilities, net--2.3%                                1,221
                                                                     -------
NET ASSETS--100.0%                                                   $52,057
                                                                     =======



(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,059 and gross depreciation of $570 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $43,347.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:
     The following is a summary of significant accounting policies consistently followed by the Phoenix Opportunities Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold. At December 31, 2007, the total value of these securities represented approximately 5.1% and 3.5%, respectively, of the net assets of the Multi-Sector Fixed Income Fund and the Multi-Sector Short Term Bond Fund.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)


   NOTE 2--ILLIQUID AND RESTRICTED SECURITIES
     Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.
     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At December 31, 2007, the Funds held the following restricted securities (reported in 000's):


                                                                       Market           % of
                                     Acquisition     Acquisition       Value at         Net Assets
                                     Date            Cost              12/31/07         at 12/31/07
                                     ---------------------------------------------------------------

    Market Neutral Fund

         Telefonica Moviles S.A.     12/20/01          $0                $0               0.0%
         Telefonica Data
                 Argentina S.A.      12/20/01           0                 0               0.0%

    Core Bond Fund

         Greenwich Structured ARM Products
             05-5A, N2 144A
             8.240%, 9/27/45         2/28/06         $314              $299               0.5%
         MASTR Resecuritization Trust
             03-10, 3A1 144A
             7.865%, 4/26/45         1/12/06          170                83               0.1%

    High Yield Fund

         CB Cambridge
             Industries Liquidating Trust
             Interests 0%, 12/24/05  12/24/01      $  369               $ 6               0.0%
         Poland Telecom
             Finance BV Series B
             14%, 12/1/07            11/24/97       5,000                62               0.1%
         ACG Holdings, Inc.          12/4/93          358                 0               0.0%

PHOENIX OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)


    Multi-Sector Fixed Income Fund

         MASTR Alternative
         Net Interest Margin Trust
         06-6, N1 144A
             5.865%, 9/26/46         8/3/06         $  296             $  6               0.0%

         Northampton Pulp LLC        12/30/99          349                0               0.0%

    Multi-Sector Short Term Bond Fund

         Home Equity Asset Trust
         06-7, A 144A
             6.000%, 2/25/37         10/11/06       $4,538           $  127               0.0%

         MASTR Alternative
         Net Interest Margin Trust
         06-6, N1 144A
             5.865%, 9/26/46         8/3/06          4,024               98               0.0%

         MASTR Alternative
         Net Interest Margin Trust
         05-CW1A, N1 144A
             6.750%, 12/26/35        11/18/05          671              577               0.0%

         MASTR Resecuritization Trust
         05-4CI, N2 144A
             7.865%, 4/26/45         1/12/06         3,250            1,593               0.1%


    The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

   NOTE 3--SUBSEQUENT EVENTS
     On January 10, 2008, the Phoenix Market Neutral Fund replaced its current subadviser with The Boston Company Asset Management, LLC.
     On February 7, 2008, Phoenix Companies, Inc. ("PNX") announced that it intends to spin off its asset management subsidiary, Phoenix Investment Partners, Ltd., to PNX's shareholders. Phoenix Investment Counsel, Inc., the adviser to the Phoenix Funds and Phoenix Equity Planning Corporation, the Phoenix Funds' administrator, distributor and transfer agent are also intended to be a part of the spin-off. Goodwin Capital Advisers, Inc., subadviser to certain Funds in the Trust, is not a part of the spin-off and will remain a subsidiary of PNX and is expected to continue as subadviser to the Funds.
     On November 15, 2007, the Board of Trustees of the Trust approved the reorganization of Phoenix Growth Opportunities Fund (the "Predecessor Fund"), into a newly created fund named Phoenix Growth Opportunities Fund (the "Successor Fund"), a series of Phoenix Equity Trust. The reorganization is expected to be complete on or about March 10, 2008. The Successor Fund's principal investment strategies, risks, fees and expenses, and portfolio team will be the same as those of the Predecessor Fund. The reorganization is a result of an effort to consolidate the number of trusts operating within the Phoenix Funds family.


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Opportunities Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date   February 27, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date   February 27, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date   February 27, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.